     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 9, 2007

                                                             FILE NO. 333-131135

                                                                       811-07271

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 1                                              /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 28                                                            /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL II

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-3585

              (Depositor's Telephone Number, Including Area Code)

                              JERRY K. SCHEINFELDT
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
           REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
         RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2007, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                        NOTICE TO EXISTING POLICY OWNERS

This product prospectus will be distributed to prospective purchasers in connection with sales occurring on or after May 1, 2007. However, it will also be distributed to owners who purchase their policy before May 1, 2007.

Prospectuses for policies often undergo certain changes in their terms from year to year to reflect any changes in the policies. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy, the alteration of administrative procedures and changes in the investment options available. Any such change may OR MAY NOT apply to policies issued prior to the effective date of the change. This product prospectus reflects the status of the product as of May 1, 2007. Therefore, this prospectus may contain information that is inapplicable to your policy. You should consult your policy to verify whether any particular provision applies to you and which investment options you may elect. In the event of any conflict between this prospectus and your policy, the terms of your policy will control.

                                     PART A

HARTFORD VARIABLE UNIVERSAL LIFE LAST SURVIVOR


FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES ISSUED BY:
HARTFORD LIFE INSURANCE COMPANY -- HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II OR
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999


TELEPHONE: (800) 231-5453


PROSPECTUS DATED MAY 1, 2007


                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This Prospectus describes information you should know before you purchase the Hartford Variable Universal Life Last Survivor insurance policy (Policy). This prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company). Refer to your policy to identify which policy you own. Please read it carefully before you purchase your variable life insurance policy. Although this prospectus is primarily designed for potential purchasers of the policy, you may have previously purchased a policy and be receiving this prospectus as a current policy owner. If you are a current policy owner, you should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your policy. Some policy features may not be available in some states.



Hartford Variable Universal Life Last Survivor is a contract between you and Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. Hartford Life and Annuity Insurance Company does not solicit or issue insurance products in New York. Refer to the first page of your Policy for the name of the issuing company. The issuing company referred to in this prospectus as The Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a last survivor flexible premium variable universal life insurance policy. It is:


X Last survivor, because we pay a death benefit after the death of the last surviving insured.

X Flexible premium, because you may add payments to your policy after the first payment.


X Variable, because the value of your life insurance policy will fluctuate with the performance of the Sub-Accounts you select and the Fixed Account.


You may allocate net premium and Account Value to the Sub-Accounts available under the policy. The Sub-Accounts purchase shares of the underlying Funds listed below:

AIM VARIABLE INSURANCE FUNDS

  AIM V.I. Capital Appreciation Fund (Series I)
  AIM V.I. Capital Development Fund (Series I)
  AIM V.I. Mid Cap Core Equity Fund (Series I)
  AIM V.I. Small Cap Equity Fund (Series I)

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.


  AllianceBernstein VPS International Growth Portfolio
  (Class B)
  AllianceBernstein VPS International Value Portfolio (Class B)
  AllianceBernstein VPS Small/Mid Cap Value Portfolio
  (Class B)


AMERICAN FUNDS INSURANCE SERIES

  American Funds Asset Allocation Fund (Class 2)
  American Funds Blue Chip Income and Growth Fund (Class 2)
  American Funds Bond Fund (Class 2)
  American Funds Global Growth Fund (Class 2)
  American Funds Global Small Capitalization Fund (Class 2)
  American Funds Growth Fund (Class 2)
  American Funds Growth-Income Fund (Class 2)
  American Funds International Fund (Class 2)
  American Funds New World Fund (Class 2)

FIDELITY VARIABLE INSURANCE PRODUCTS

  Fidelity VIP Contrafund Portfolio (Service Class II)
  Fidelity VIP Equity-Income Portfolio (Service Class II)
  Fidelity VIP Mid Cap Portfolio (Service Class II)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST


  Franklin Income Securities Fund (Class 2)
  Franklin Small Cap Value Securities Fund (Class 2)
  Mutual Discovery Securities Fund (Class 2)
  Mutual Shares Securities Fund (Class 2)
  Templeton Global Income Securities Fund (Class 2)
  Templeton Growth Securities Fund (Class 2)

HARTFORD SERIES FUND, INC. AND HARTFORD SERIES HLS FUND II, INC. (SERIES II DENOTED BY ASTERISK)


  Hartford Advisers HLS Fund (Class IA)
  Hartford Disciplined Equity HLS Fund (Class IA)
  Hartford Dividend and Growth HLS Fund (Class IA)
  Hartford Growth Opportunities HLS Fund* (Class IA)
  Hartford Index HLS Fund (Class IA)
  Hartford International Opportunities HLS Fund (Class IA)
  Hartford International Small Company HLS Fund (Class IA)
  Hartford Money Market HLS Fund (Class IA)
  Hartford Mortgage Securities HLS Fund (Class IA)
  Hartford Small Company HLS Fund (Class IA)
  Hartford Stock HLS Fund (Class IA)
  Hartford Total Return Bond HLS Fund (Class IA)
  Hartford Value Opportunities HLS Fund* (Class IA)


LORD ABBETT SERIES FUND, INC.

  Lord Abbett America's Value Portfolio (Class VC)
  Lord Abbett Growth and Income Portfolio (Class VC)

MFS VARIABLE INSURANCE TRUST

  MFS Investors Trust Series (Initial Class)
  MFS New Discovery Series (Initial Class)
  MFS Total Return Series (Initial Class)

OPPENHEIMER VARIABLE ACCOUNT FUNDS

  Oppenheimer Capital Appreciation Fund/VA (Service)
  Oppenheimer Global Securities Fund/VA (Service)
  Oppenheimer Main Street Fund/VA (Service)

PUTNAM VARIABLE TRUST

  Putnam VT Capital Opportunities Fund (Class IB)
  Putnam VT Equity Income Fund (Class IB)
  Putnam VT Growth and Income Fund (Class IB)
  Putnam VT High Yield Fund (Class IB)
  Putnam VT Income Fund (Class IB)
  Putnam VT International Equity Fund (Class IB)
  Putnam VT New Opportunities Fund (Class IB)
  Putnam VT Small Cap Value Fund (Class IB)
  Putnam VT Voyager Fund (Class IB)


THE UNIVERSAL INSTITUTIONAL FUNDS, INC.



  Van Kampen UIF U.S. Mid Cap Value Portfolio (Class II)


VAN KAMPEN LIFE INVESTMENT TRUST

  Van Kampen LIT Comstock Portfolio (Class II)

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


The policy and its features may not be available for sale in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Replacing any existing life insurance policy with this policy may not be to your advantage.


This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

This life insurance policy IS NOT:

-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                                             PAGE
---------------------------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                                     4
FEE TABLES                                                                                        6
  Hartford Life Insurance Company                                                                 6
  Harford Life and Annuity Insurance Company                                                      8
ABOUT US                                                                                         17
  The Insurance Companies                                                                        17
  The Separate Accounts                                                                          17
  The Funds                                                                                      17
  The Fixed Account                                                                              22
CHARGES AND DEDUCTIONS                                                                           22
YOUR POLICY                                                                                      24
PREMIUMS                                                                                         32
DEATH BENEFITS AND POLICY VALUES                                                                 35
MAKING WITHDRAWALS FROM YOUR POLICY                                                              36
LOANS                                                                                            37
LAPSE AND REINSTATEMENT                                                                          37
FEDERAL TAX CONSIDERATIONS                                                                       39
LEGAL PROCEEDINGS                                                                                43
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                                           44
ILLUSTRATIONS OF POLICY BENEFITS                                                                 44
FINANCIAL STATEMENTS                                                                             44
GLOSSARY OF SPECIAL TERMS                                                                        45
APPENDIX A -- HYPOTHETICAL ILLUSTRATIONS OF DEATH BENEFITS, CASH VALUES AND CASH SURRENDER       46
VALUES
WHERE YOU CAN FIND MORE INFORMATION                                                              51

4

-------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.


Please note that this prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company); the material differences in these policies are described throughout this prospectus.


BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the last surviving insured dies, we pay a death benefit to your beneficiary. You have four death benefit options available. Option A, B and C are available when you purchase your policy. Option D is not available when you purchase your policy, however, you may change from Option B to Option D.

-   OPTION A (LEVEL OPTION): The death benefit is the current Face Amount.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION): The death benefit is the current Face Amount, plus the Account Value on the date we receive due proof of the last surviving insured's death.

- OPTION C (RETURN OF PREMIUM OPTION): The death benefit is the current Face Amount, plus the sum of the premiums paid less withdrawals. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million. However, an overall maximum of the Face Amount plus $10 million may be available subject to underwriting approval and will be shown in your policy.

- OPTION D (DECREASING OPTION): The death benefit is the current Face Amount, plus the lesser of:

       - the Account Value on the date we received due proof of the last surviving insured's death; or

       - the Account Value on the date you changed the death benefit option from Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

NO-LAPSE GUARANTEE -- Generally, your death benefit coverage will last as long as there is enough value in your policy to pay for the monthly charges we deduct. Since this is a variable life policy, values of your policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the No-Lapse Guarantee, your policy will lapse if the value of your policy is insufficient to pay your monthly charges. If the No-Lapse Guarantee is available and your Policy Value is insufficient to pay your monthly charges, we will waive any portion of the monthly charges that could not be collected. Therefore, when the No-Lapse Guarantee feature is available, the policy will not lapse, regardless of the investment performance of the underlying funds. If you take a loan on your policy, the No-Lapse Guarantee will not protect the policy from lapsing if there is policy Indebtedness. Therefore, you should carefully consider the impact of taking policy loans during the No-Lapse Guarantee Period.

The No-Lapse Guarantee period is the maximum number of policy years that the No-Lapse Guarantee is available on the policy. The No-Lapse Guarantee Period is based on the issue age of the younger insured, unless that insured is uninsurable, then we will base the period on the older insured. The period is 10 years for issue ages up to 70. For issue ages 71 to 75, the No-Lapse Guarantee Period is the number of years resulting from subtracting the issue age from the number 80. For issue ages above 75, the No-Lapse Guarantee is not available. In order to maintain the No-Lapse Guarantee feature, the cumulative premiums paid into the policy, less withdrawals and Indebtedness, must exceed the Cumulative No-Lapse Guarantee Premium.

INVESTMENT OPTIONS -- You may invest in up to 20 different investment choices within your policy, from the available investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premium any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- For 10 days after you receive your policy, you may cancel it without paying a sales charge. A longer period is provided in some states.

WITHDRAWALS -- You may take money out of your policy once a month, subject to certain minimums.

LOANS -- You may use this policy as collateral to obtain a loan from Us.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

SURRENDER -- You may surrender your policy at any time for its Cash Surrender Value. Surrenders may also be subject to a Surrender Charge.

-------------------------------------------------------------------------------

TAX BENEFITS -- You are not generally taxed on the policy's earnings until you withdraw value from your policy. Your beneficiary generally will not have to pay federal income tax on death benefit proceeds.

RIDERS -- You may select from a variety of riders.

RISKS OF YOUR POLICY

This is a brief description of the principal risks of the policy.

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

FIXED ACCOUNT TRANSFER RESTRICTIONS -- There are limitations on the timing, frequency and amount of transfers from the Fixed Account. These limitations are fully described in the "Your Policy" section of this prospectus. As a result of these limitations, it may take a significant amount of time (several years) to move policy value in the Fixed Account to the Sub-Accounts.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges and the No Lapse Guarantee is unavailable. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You may request a withdrawal in writing. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse and may be subject to a withdrawal charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Using your policy as collateral to obtain a loan from Us, may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds. The No-Lapse Guarantee will not protect the policy from lapsing if there is policy Indebtness. Therefore, you should carefully consider the impact of taking policy loans during the No-Lapse Guarantee Period.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances (usually if you prefund future benefits in seven years or less), your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age 59 1/2). There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. There are other tax issues to consider when you own a life insurance policy. See "Federal Tax Considerations."

TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes my impact the expected benefits of purchasing this policy.

CREDIT RISK -- Any Death Benefit guarantee provided by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).

INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

6

-------------------------------------------------------------------------------


FEE TABLES -- HARTFORD LIFE INSURANCE COMPANY


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. This table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Premium Charge (1)    When you make a Premium Payment.          6% of each Premium Payment
Tax Charge            When you make a Premium Payment.          A percent of premium which varies by your state and municipality of residence. The range of tax charge is generally between 0% and 4%.
                                                                This rate will change if your state or municipality changes its premium tax charges. It may change if you change your state or municipality of residence.
Surrender Charge (2)  When you surrender your policy during     Minimum Charge
                      the first 9 policy years.                 $1.574 per $1,000 of the initial Face Amount in the first year for two 20-year-old female plus non-nicotine.
                                                                Maximum Charge
                                                                $40.197 per $1,000 of the initial Face Amount in the first year for two 85-year-old male smokers.
                                                                Charge for a representative insured
                                                                $28.579 per $1,000 of the initial Face Amount in the first year for a 65-year-old male preferred non-smoker and a 65-year-old female preferred non-smoker.
Face Amount Increase  Each month for 12 months beginning on     $1 per $1,000 of unscheduled increase in the Face Amount (deducted
Fee (3)               the effective date of any unscheduled     on a monthly basis at a rate of 1/12 of $1 per month per $1,000 of
                      increase in Face Amount you request.      unscheduled increase in the Face Amount).
Transfer Fees *       When you make a transfer after the first  $25 per transfer.
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               $10 per withdrawal.

(1) The maximum Premium Charge is 6.0% of each premium payment in Policy Years 1 through 20 and 4.0% of each premium payment in Policy Years 21 and later.


(2) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.


(3)  This fee will not be less than $500 or more than $3,000.


* A transfer is a transaction requested by you that involves reallocating part or all of your Policy Value among the Sub-Accounts. The fee is currently not being assessed.

-------------------------------------------------------------------------------

This table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.


CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (1)                                                     $.0000 per $1,000 of the Amount at Risk for two 20-year-old female preferred plus non-nicotine.
                                                                Maximum Charge
                                                                $.3053 per $1,000 of the Amount at Risk for two 85-year-old male standard nicotine in the first year.
                                                                Charge for a representative insured
                                                                $.0004 per $1,000 of the Amount at Risk for a 59-year-old male standard non-nicotine and a 57-year-old female standard
                                                                non-nicotine.
Mortality and         Monthly.                                  0.75% Sub-account Accumulated Value
Expense Risk Charge
(2)
Monthly per $1,000    Monthly for the first seven (7) policy    Minimum Charge
Charge (1)            years.                                    $.372 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $.031 per month) during the first year for two 20-year old female non-smokers.
                                                                Maximum Charge
                                                                $22.164 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $1.847 per month) during the first year for two
                                                                85-year old male smokers.
                                                                Charge for a representative insured
                                                                $2.784 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $.232 per month) during the first year for a
                                                                59-year old male standard non-nicotine and a 57-year old female standard non-nicotine.
Administrative        Monthly.                                  $30
Charge (3)
Loan Interest Rate    Monthly if you have taken a loan on your  0.42% (5.0% annually) if Loan Indebtedness
(4)                   policy

   RIDER CHARGES              WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Estate Protection     Monthly.                                  Minimum Charge
Rider (1)                                                       $3.12 per $1000 of Face Amount for two 20-year-old female preferred non-smokers in the first year.
                                                                Maximum Charge
                                                                $15.48 per $1000 of Face Amount for two 85-year-old male smokers in the first year.
                                                                Charge for a representative insured
                                                                $3.64 per $1000 of Face Amount for a 65-year-old male preferred non-smoker and a 65-year-old female preferred non-smoker in the first year.


(1) The Monthly per $1,000 charge compensates us for expenses incurred in issuing, distributing and administering the policy. This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.


(2) The maximum mortality and expense risk charge for policy years 1 - 10 is equal to 0.75% per year. For policy years 11 - 20 it is equal to 0.60%.

(3) The maximum administrative charge is $30.00 per month in years 1 - 5 and $10.00 per month in years 6 and later.

(4) During policy years 1 - 10 the Loan Interest Rate is 5.0% for all Indebtedness. During policy years 11 and later the Loan Interest Rate is 3.25% for Preferred Indebtedness and 4.25% for Non-Preferred Indebtedness. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.0%.

8

-------------------------------------------------------------------------------


FEE TABLES -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.



TRANSACTION FEES



       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Premium Charge        When you make a premium payment.          6% of each Premium Payment.
Tax Charge            When you make a premium payment.          A percent of premium which varies by your state and municipality of residence. The range of tax charge is generally between 0% and 4%.
                                                                This rate will change if your state or municipality changes its tax charges. It may change if you change your state or municipality of residence.
Surrender Charge      When you surrender your policy during     Minimum Charge
                      the first 9 policy years.                 $1.574 per $1,000 of the initial Face Amount in the first year for two 20-year-old female plus non-nicotine.
                                                                Maximum Charge
                                                                $40.197 per $1,000 of the initial Face Amount in the first year for two 85-year-old male nicotine.
                                                                Charge for representative insured
                                                                $28.579 per $1,000 of the initial Face Amount in the first year for a 65-year-old male preferred non-nicotine and a 65-year-old female preferred non-nicotine.
Face Amount Increase  Each month for 12 months beginning on     $1 per $1,000 of unscheduled increase in the Face Amount (deducted
Fee (2)               the effective date of any unscheduled     on a monthly basis at a rate of 1/12 of $1 per month per $1,000 of
                      increase in Face Amount you request.      unscheduled increase in the Face Amount).
Transfer Fees *       When you make a transfer after the first  $25 per transfer.
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               $10 per withdrawal.


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.


(2)  This fee will not be less than $500 or more than $3,000.



* A transfer is a transaction requested by you that involves reallocating part or all of your Policy Value among the Sub-Accounts. The fee is currently not being assessed.

-------------------------------------------------------------------------------


The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.



CHARGES OTHER THAN FUND OPERATING EXPENSES



       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (1)                                                     $0.0000 per $1,000 of the Amount at Risk for two 20-year-old female preferred plus non-nicotine.
                                                                Maximum Charge
                                                                $0.3053 per $1,000 of the Amount at Risk for two 85-year-old male standard nicotine in the first year.
                                                                Charge for a representative insured
                                                                $0.0004 per $1,000 of the net Amount at Risk for a 59-year-old male standard non-nicotine and a 57-year-old female standard
                                                                non-nicotine.
Mortality and         Monthly.                                  0.75% Sub-account Accumulated Value
Expense Risk Charge
(2)
Monthly per $1,000    Monthly for the first seven (7) policy    Minimum Charge
Charge (1)            years.                                    $0.372 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.031 per month) during the first year for two
                                                                20-year-old female non-nicotine.
                                                                Maximum Charge
                                                                $22.164 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $1.847 per month) during the first year for two
                                                                85-year-old male nicotine.
                                                                Charge for a representative insured
                                                                $2.784 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.232 per month) during the first year for a
                                                                59-year-old male standard non-nicotine and a 57-year-old female standard non-nicotine.
Administrative        Monthly.                                  $30.00
Charge (3)
Loan Interest Rate    Monthly if you have taken a loan on your  0.42% (5.0% annually) if Loan Indebtedness
(4)                   policy.



   RIDER CHARGES                    WHEN CHARGE IS DEDUCTED                                  AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------
Estate Protection     Monthly.                                             Minimum Charge
Rider (1)                                                                  $3.12 per $1,000 of the Face Amount for two
                                                                           20-year-old female preferred non-nicotine in the
                                                                           first year.
                                                                           Maximum Charge
                                                                           $15.48 per $1,000 of the Face Amount for two
                                                                           85-year-old male nicotine in the first year.
                                                                           Charge for a representative insured
                                                                           $3.64 per $1,000 of the Face Amount for a
                                                                           65-year-old male preferred non-nicotine and a
                                                                           65-year-old female preferred non-nicotine in the
                                                                           first year.



(1) The Monthly per $1,000 charge compensates us for expenses incurred in issuing, distributing and administering the policy. This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.



(2) The maximum mortality and expense risk charge for policy years 1 - 10 is equal to 0.75% per year. For policy years 11 - 20 it is equal to 0.60%.



(3) The maximum administrative charge is $30.00 per month in years 1 - 5 and $10.00 per month in years 6 and later.



(4) During policy years 1 - 10 the Loan Interest Rate is 5.0% for all Indebtedness. During policy years 11 and later the Loan Interest Rate is 3.25% for Preferred Indebtedness and 4.25% for Non-Preferred Indebtedness. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.0%.

10

-------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES

Each Sub-account purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.


The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2006.



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                 0.34%              1.48%
[expenses that are deducted from underlying Fund assets,
including management fees, distribution, and/or
service (12b-1) fees and other expenses.]


                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2006. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund.



                                                             DISTRIBUTION                            ACQUIRED
                                                                AND/OR                                 FUND
                                           MANAGEMENT       SERVICE (12B-1)         OTHER            FEES AND
UNDERLYING FUND                                FEE               FEES             EXPENSES           EXPENSES
------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Capital Appreciation Fund --
  Series I                                      0.61%               N/A               0.30%              0.00%
 AIM V.I. Capital Development Fund --
  Series I                                      0.75%               N/A               0.34%              0.01%
 AIM V.I. Mid Cap Core Equity Fund --
  Series I                                      0.72%               N/A               0.32%              0.02%
 AIM V.I. Small Cap Equity Fund --
  Series I                                      0.75%               N/A               0.53%              0.01%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International
  Growth Portfolio -- Class B*                  0.75%              0.25%              0.48%               N/A
 AllianceBernstein VPS International
  Value Portfolio -- Class B*                   0.75%              0.25%              0.10%               N/A
 AllianceBernstein VPS Small/Mid Cap
  Value Portfolio -- Class B*                   0.75%              0.25%              0.11%               N/A
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2*                                   0.32%              0.25%              0.01%               N/A
 American Funds Blue Chip Income and
  Growth Fund -- Class 2*                       0.42%              0.25%              0.01%               N/A

                                              TOTAL          CONTRACTUAL FEE        NET TOTAL
                                             ANNUAL              WAIVER               ANNUAL
                                            OPERATING        AND/OR EXPENSE         OPERATING
UNDERLYING FUND                             EXPENSES          REIMBURSEMENT          EXPENSES
--------------------------------------  ----------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Capital Appreciation Fund --
  Series I                                      0.91%                N/A                0.91%   (1)
 AIM V.I. Capital Development Fund --
  Series I                                      1.10%               0.01%               1.09%   (2)
 AIM V.I. Mid Cap Core Equity Fund --
  Series I                                      1.06%                N/A                1.06%   (3)
 AIM V.I. Small Cap Equity Fund --
  Series I                                      1.29%               0.13%               1.16%   (4)
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS International
  Growth Portfolio -- Class B*                  1.48%                N/A                1.48%
 AllianceBernstein VPS International
  Value Portfolio -- Class B*                   1.10%                N/A                1.10%
 AllianceBernstein VPS Small/Mid Cap
  Value Portfolio -- Class B*                   1.11%                N/A                1.11%
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2*                                   0.58%                N/A                0.58%   (5)
 American Funds Blue Chip Income and
  Growth Fund -- Class 2*                       0.68%                N/A                0.68%   (5)

-------------------------------------------------------------------------------


                                                             DISTRIBUTION                            ACQUIRED
                                                                AND/OR                                 FUND
                                           MANAGEMENT       SERVICE (12B-1)         OTHER            FEES AND
UNDERLYING FUND                                FEE               FEES             EXPENSES           EXPENSES
------------------------------------------------------------------------------------------------------------------
 American Funds Bond Fund -- Class 2*           0.41%              0.25%              0.01%               N/A
 American Funds Global Growth Fund --
  Class 2*                                      0.55%              0.25%              0.03%               N/A
 American Funds Global Small
  Capitalization Fund -- Class 2*               0.72%              0.25%              0.05%               N/A
 American Funds Growth Fund -- Class
  2*                                            0.32%              0.25%              0.02%               N/A
 American Funds Growth-Income Fund --
  Class 2*                                      0.27%              0.25%              0.01%               N/A
 American Funds International Fund --
  Class 2*                                      0.50%              0.25%              0.04%               N/A
 American Funds New World Fund --
  Class 2*                                      0.81%              0.25%              0.07%               N/A
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity VIP Contrafund(R) Portfolio
  -- Service Class 2*                           0.57%              0.25%              0.09%               N/A
 Fidelity VIP Equity-Income Portfolio
  --Service Class 2*                            0.47%              0.25%              0.10%               N/A
 Fidelity VIP Mid Cap Portfolio --
  Service Class 2*                              0.57%              0.25%              0.11%               N/A
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --
  Class 2*                                      0.46%              0.25%              0.01%               N/A
 Franklin Small Cap Value Securities
  Fund -- Class 2*                              0.51%              0.25%              0.20%               N/A
 Mutual Discovery Securities Fund --
  Class 2*                                      0.80%              0.25%              0.23%               N/A
 Mutual Shares Securities Fund --
  Class 2*                                      0.60%              0.25%              0.21%               N/A
 Templeton Global Income Securities
  Fund -- Class 2*                              0.56%              0.25%              0.16%               N/A
 Templeton Growth Securities Fund --
  Class 2*                                      0.74%              0.25%              0.04%               N/A
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                              0.61%               N/A               0.04%               N/A
 Hartford Value Opportunities HLS Fund
  -- Class IA                                   0.62%               N/A               0.02%               N/A

                                              TOTAL          CONTRACTUAL FEE        NET TOTAL
                                             ANNUAL              WAIVER               ANNUAL
                                            OPERATING        AND/OR EXPENSE         OPERATING
UNDERLYING FUND                             EXPENSES          REIMBURSEMENT          EXPENSES
--------------------------------------  ----------------------------------------------------------
 American Funds Bond Fund -- Class 2*           0.67%                N/A                0.67%   (5)
 American Funds Global Growth Fund --
  Class 2*                                      0.83%                N/A                0.83%   (5)
 American Funds Global Small
  Capitalization Fund -- Class 2*               1.02%                N/A                1.02%   (5)
 American Funds Growth Fund -- Class
  2*                                            0.59%                N/A                0.59%   (5)
 American Funds Growth-Income Fund --
  Class 2*                                      0.53%                N/A                0.53%   (5)
 American Funds International Fund --
  Class 2*                                      0.79%                N/A                0.79%   (5)
 American Funds New World Fund --
  Class 2*                                      1.13%               0.00%               1.13%   (5)
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity VIP Contrafund(R) Portfolio
  -- Service Class 2*                           0.91%                N/A                0.91%   (6)
 Fidelity VIP Equity-Income Portfolio
  --Service Class 2*                            0.82%                N/A                0.82%   (6)
 Fidelity VIP Mid Cap Portfolio --
  Service Class 2*                              0.93%                N/A                0.93%   (6)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund --
  Class 2*                                      0.72%                N/A                0.72%   (7)
 Franklin Small Cap Value Securities
  Fund -- Class 2*                              0.96%                N/A                0.96%   (8)
 Mutual Discovery Securities Fund --
  Class 2*                                      1.28%                N/A                1.28%
 Mutual Shares Securities Fund --
  Class 2*                                      1.06%                N/A                1.06%
 Templeton Global Income Securities
  Fund -- Class 2*                              0.97%                N/A                0.97%   (9)
 Templeton Growth Securities Fund --
  Class 2*                                      1.03%                N/A                1.03%  (10)
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                              0.65%                N/A                0.65%
 Hartford Value Opportunities HLS Fund
  -- Class IA                                   0.64%                N/A                0.64%

12

-------------------------------------------------------------------------------


                                                             DISTRIBUTION                            ACQUIRED
                                                                AND/OR                                 FUND
                                           MANAGEMENT       SERVICE (12B-1)         OTHER            FEES AND
UNDERLYING FUND                                FEE               FEES             EXPENSES           EXPENSES
------------------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class
  IA                                            0.60%               N/A               0.04%               N/A
 Hartford Disciplined Equity HLS Fund
  --Class IA                                    0.68%               N/A               0.04%               N/A
 Hartford Dividend and Growth HLS Fund
  --Class IA                                    0.64%               N/A               0.03%               N/A
 Hartford Index HLS Fund -- Class IA            0.30%               N/A               0.04%               N/A
 Hartford International Opportunities
  HLS Fund -- Class IA                          0.67%               N/A               0.08%               N/A
 Hartford International Small Company
  HLS Fund -- Class IA                          0.84%               N/A               0.09%               N/A
 Hartford Money Market HLS Fund --
  Class IA                                      0.45%               N/A               0.03%               N/A
 Hartford Mortgage Securities HLS Fund
  --Class IA                                    0.45%               N/A               0.04%               N/A
 Hartford Small Company HLS Fund --
  Class IA                                      0.68%               N/A               0.04%               N/A
 Hartford Stock HLS Fund -- Class IA            0.46%               N/A               0.03%               N/A
 Hartford Total Return Bond HLS Fund
  -- Class IA                                   0.46%               N/A               0.04%               N/A
LORD ABBETT SERIES FUND, INC.
 Lord Abbett America's Value Portfolio
  -- Class VC                                   0.75%               N/A               0.52%               N/A
 Lord Abbett Growth and Income
  Portfolio -- Class VC                         0.48%               N/A               0.39%               N/A
MFS (R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --
  Initial Class                                 0.75%               N/A               0.11%               N/A
 MFS(R) New Discovery Series --
  Initial Class                                 0.90%               N/A               0.13%               N/A
 MFS(R) Total Return Series -- Initial
  Class                                         0.75%               N/A               0.10%               N/A
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund/VA --Service Shares*                     0.64%              0.25%              0.03%               N/A
 Oppenheimer Global Securities Fund/VA
  --Service Shares*                             0.62%              0.25%              0.04%               N/A

                                              TOTAL          CONTRACTUAL FEE        NET TOTAL
                                             ANNUAL              WAIVER               ANNUAL
                                            OPERATING        AND/OR EXPENSE         OPERATING
UNDERLYING FUND                             EXPENSES          REIMBURSEMENT          EXPENSES
--------------------------------------  ----------------------------------------------------------
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund -- Class
  IA                                            0.64%                N/A                0.64%
 Hartford Disciplined Equity HLS Fund
  --Class IA                                    0.72%                N/A                0.72%
 Hartford Dividend and Growth HLS Fund
  --Class IA                                    0.67%                N/A                0.67%
 Hartford Index HLS Fund -- Class IA            0.34%                N/A                0.34%
 Hartford International Opportunities
  HLS Fund -- Class IA                          0.75%                N/A                0.75%
 Hartford International Small Company
  HLS Fund -- Class IA                          0.93%                N/A                0.93%
 Hartford Money Market HLS Fund --
  Class IA                                      0.48%                N/A                0.48%  (11)
 Hartford Mortgage Securities HLS Fund
  --Class IA                                    0.49%                N/A                0.49%
 Hartford Small Company HLS Fund --
  Class IA                                      0.72%                N/A                0.72%
 Hartford Stock HLS Fund -- Class IA            0.49%                N/A                0.49%
 Hartford Total Return Bond HLS Fund
  -- Class IA                                   0.50%                N/A                0.50%
LORD ABBETT SERIES FUND, INC.
 Lord Abbett America's Value Portfolio
  -- Class VC                                   1.27%               0.12%               1.15%  (12)
 Lord Abbett Growth and Income
  Portfolio -- Class VC                         0.87%                N/A                0.87%  (12)
MFS (R) VARIABLE INSURANCE TRUST
 MFS(R) Investors Trust Series --
  Initial Class                                 0.86%                N/A                0.86%  (13)
 MFS(R) New Discovery Series --
  Initial Class                                 1.03%                N/A                1.03%  (13)
 MFS(R) Total Return Series -- Initial
  Class                                         0.85%               0.02%               0.83%  (14)
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Capital Appreciation
  Fund/VA --Service Shares*                     0.92%                N/A                0.92%  (15)
 Oppenheimer Global Securities Fund/VA
  --Service Shares*                             0.91%                N/A                0.91%  (16)

-------------------------------------------------------------------------------


                                                             DISTRIBUTION                            ACQUIRED
                                                                AND/OR                                 FUND
                                           MANAGEMENT       SERVICE (12B-1)         OTHER            FEES AND
UNDERLYING FUND                                FEE               FEES             EXPENSES           EXPENSES
------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Fund(R)/VA --
  Service Shares*                               0.64%              0.25%              0.02%               N/A
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund
  --Class IB*                                   0.65%              0.25%              0.42%               N/A
 Putnam VT Equity Income Fund -- Class
  IB*                                           0.65%              0.25%              0.15%               N/A
 Putnam VT Growth and Income Fund --
  Class IB*                                     0.49%              0.25%              0.06%               N/A
 Putnam VT High Yield Fund -- Class
  IB*                                           0.68%              0.25%              0.12%              0.01%
 Putnam VT Income Fund -- Class IB*             0.61%              0.25%              0.12%              0.03%
 Putnam VT International Equity Fund
  -- Class IB*                                  0.74%              0.25%              0.19%               N/A
 Putnam VT New Opportunities Fund --
  Class IB*                                     0.62%              0.25%              0.09%               N/A
 Putnam VT Small Cap Value Fund --
  Class IB*                                     0.76%              0.25%              0.09%               N/A
 Putnam VT Voyager Fund -- Class IB*            0.59%              0.25%              0.07%               N/A
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 Van Kampen -- UIF U.S. Mid Cap Value
  Portfolio -- Class II*                        0.72%              0.35%              0.29%               N/A
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Comstock Portfolio --
  Class II*                                     0.56%              0.25%              0.03%               N/A

                                              TOTAL          CONTRACTUAL FEE        NET TOTAL
                                             ANNUAL              WAIVER               ANNUAL
                                            OPERATING        AND/OR EXPENSE         OPERATING
UNDERLYING FUND                             EXPENSES          REIMBURSEMENT          EXPENSES
--------------------------------------  ----------------------------------------------------------
 Oppenheimer Main Street Fund(R)/VA --
  Service Shares*                               0.91%                N/A                0.91%  (17)
PUTNAM VARIABLE TRUST
 Putnam VT Capital Opportunities Fund
  --Class IB*                                   1.32%                N/A                1.32%
 Putnam VT Equity Income Fund -- Class
  IB*                                           1.05%                N/A                1.05%
 Putnam VT Growth and Income Fund --
  Class IB*                                     0.80%                N/A                0.80%
 Putnam VT High Yield Fund -- Class
  IB*                                           1.06%                N/A                1.06%
 Putnam VT Income Fund -- Class IB*             1.01%                N/A                1.01%
 Putnam VT International Equity Fund
  -- Class IB*                                  1.18%                N/A                1.18%
 Putnam VT New Opportunities Fund --
  Class IB*                                     0.96%                N/A                0.96%
 Putnam VT Small Cap Value Fund --
  Class IB*                                     1.10%                N/A                1.10%
 Putnam VT Voyager Fund -- Class IB*            0.91%                N/A                0.91%
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
 Van Kampen -- UIF U.S. Mid Cap Value
  Portfolio -- Class II*                        1.36%                N/A                1.36%  (18)
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen LIT Comstock Portfolio --
  Class II*                                     0.84%                N/A                0.84%



* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



NOTES



(1) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expense listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.



     The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses.

14

-------------------------------------------------------------------------------


     These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.



(2) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expense listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.



     The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.



     Through April 30, 2008, the Fund's adviser has contractually agreed to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).



(3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expense listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.



     The Fund's adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.



(4) Acquired Fund Fees and Expenses are not fees or expenses incurred by the Fund directly but are expenses of the investment companies in which the Fund invests. You incur these fees and expenses indirectly through the valuation of the Fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expense listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the Fund.



     Through April 30, 2008, the Fund's adviser has contractually agreed to waive a portion of its fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).



     As a result of the reorganization which will occur on or about May 1, 2007, the Fund's Total Annual Fund Operating Expenses have been restated to reflect such reorganization. The advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Series I shares to 1.15% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items;

-------------------------------------------------------------------------------


     (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through at least April 30, 2008.



(5) The Fund's investment adviser is currently waiving 10% of its management fee. The waiver may be discontinued at any time in consultation with the Funds' board, but it is expected to continue at this level until further review. The Fund's investment adviser and board intend to review the waiver as circumstances warrant. Expense ratios shown above do not reflect any waiver. Information regarding the effect of any waiver on total annual fund operating expenses can be found in the Financial Highlights table in the Funds' prospectus and annual report.



(6) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been: Fidelity VIP Contrafund(R) Portfolio -- Service Class 2: 0.90%; Fidelity VIP Equity Income Portfolio -- Service Class 2: 0.81%; and Fidelity VIP Mid Cap Portfolio -- Service Class 2: 0.91%. These offsets may be discontinued at any time.



(7)  The Fund administration fee is paid indirectly through the management fee.



(8) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.



(9)  The Fund administration fee is paid indirectly through the management fee.



(10) The Fund administration fee is paid indirectly through the management fee.



(11) Effective January 1, 2007, HL Advisors voluntarily agreed to waive management fees of 0.05% of average total net assets until December 31, 2007. While such waiver is in effect, using the most recent fiscal year average net assets, the management fee is 0.40% and assuming "Other Expenses" remain as set forth in the table above, the annual operating expenses you may pay if you buy and hold Class IA shares of the Fund are 0.43%.



(12) For the fiscal year ended December 31, 2006, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the total annual operating expenses (excluding management fee) did not exceed an annual rate of 0.40% of average daily net assets. A similar agreement is in place through April 30, 2008.



(13) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.



(14) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Net Expenses" would be lower.



     The fund's management fee as set forth in its Investment Advisory Agreement is 0.75% of average daily net assets annually. MFS has agreed in writing to reduce its management fee to 0.65% on average daily net assets in excess of $3 billion. For the fund's most recent fiscal year, the effective management fee was 0.73% of average daily net assets. This written agreement will remain in effect until modified by the fund's Board of Trustees.



(15) The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. The undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2006, the transfer agent fees did not exceed the expense limitation described above.



     The manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended December 31, 2006, the manager waived $5,287 for IMMF management fees. There was no change to "Other Expenses" and "Total Annual Fund Operating Expenses."



(16) The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. The undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2006, the transfer agent fees did not exceed the expense limitation described above.

16

-------------------------------------------------------------------------------


     The manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended December 31, 2006, the manager waived $13,271 for IMMF management fees. There was no change to "Other Expenses" and "Total Annual Fund Operating Expenses."



(17) The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. The undertaking may be amended or withdrawn at any time for all classes. For the Fund's fiscal year ended December 31, 2006, the transfer agent fees did not exceed the expense limitation described above.



     The manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended December 31, 2006, the manager waived $2,785 for IMMF management fees. There was no change to "Other Expenses" and "Total Annual Fund Operating Expenses."



(18) This table does not show the effects of the Adviser's voluntary fee waivers and/or expense reimbursements, or the Distributor's voluntary 12b-1 fee waiver. The Adviser has voluntarily agreed to reduce its advisory fee and/or reimburse the Portfolio so that total annual operating expenses, excluding certain investment related expenses described below (but including any 12b-1 fee paid to the Distributor), will not exceed 1.15%. In addition, the Distributor has voluntarily agreed to waive a portion of its 12b-1 fee. See "Distribution Plan" in the Fund's prospectus.



     In determining the actual amount of voluntary advisory fee waivers and/or expense reimbursements for the Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing, are excluded from total annual operating expenses. If these expenses were included, the Portfolio's total annual operating expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown in the preceding paragraph of this note.



     For the fiscal year ended December 31, 2005, after giving effect to the Adviser's voluntary advisory fee waiver and/or expense reimbursement and the Distributor's voluntary 12b-1 fee waiver, the total annual operating expenses incurred by investors were 1.11%.



     Fee waivers and/or expense reimbursements are voluntary and the Adviser and/or Distributor reserve the right to terminate any waivers and/or reimbursements at any time and without notice.

-------------------------------------------------------------------------------

ABOUT US


Your Policy will indicate which company issued your Policy. The company that issues your policy is primarily determined by the state where you purchased the policy.



THE COMPANIES



HARTFORD LIFE INSURANCE COMPANY -- We are stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- We are stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



THE SEPARATE ACCOUNTS



HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.


THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. In addition, in a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge and other policy charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Account Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Account Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Account Value may decrease in value.

The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus which may be obtained by us.


FUNDING OPTION                                                  INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (FORMERLY AIM VARIABLE
INSURANCE FUNDS, INC.)
 AIM V.I. CAPITAL APPRECIATION FUND -- SERIES I          Growth of capital                    A I M Advisors, Inc.
 AIM V.I. CAPITAL DEVELOPMENT FUND -- SERIES I           Long-term growth of capital          A I M Advisors, Inc.
 AIM V.I. MID CAP CORE EQUITY FUND -- SERIES I           Long-term growth of capital          A I M Advisors, Inc.
 AIM V.I. SMALL CAP EQUITY FUND -- SERIES I              Long-term growth of capital          A I M Advisors, Inc.

18

-------------------------------------------------------------------------------


FUNDING OPTION                                                  INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
 ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO    Long-term growth of capital          AllianceBernstein L.P.
  -- CLASS B
 ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO --  Long-term growth of capital          AllianceBernstein L.P.
  CLASS B
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO --  Long-term growth of capital          AllianceBernstein L.P.
  CLASS B
AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS ASSET ALLOCATION FUND -- CLASS 2         High total return, including income  Capital Research and Management
                                                         and capital gains, consistent with   Company
                                                         the preservation of capital over
                                                         the long term.
 AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND --      Produce income exceeding the         Capital Research and Management
  CLASS 2                                                average yield on U.S. stocks         Company
                                                         generally (as represented by the
                                                         average yield on the Standard &
                                                         Poor's 500 Composite Index)and to
                                                         provide an opportunity for growth
                                                         of principal consistent with sound
                                                         common stock investing.
 AMERICAN FUNDS BOND FUND -- CLASS 2                     High level of current income as is   Capital Research and Management
                                                         consistent with the preservation of  Company
                                                         capital.
 AMERICAN FUNDS GLOBAL GROWTH FUND -- CLASS 2            Seeks to make your investment grow   Capital Research and Management
                                                         over time by investing primarily in  Company
                                                         common stocks of companies located
                                                         around the world.
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND --      Seeks to make your investment grow   Capital Research and Management
  CLASS 2                                                over time by investing primarily in  Company
                                                         stocks of smaller companies located
                                                         around the world.
 AMERICAN FUNDS GROWTH FUND -- CLASS 2                   Seeks to make your investment grow   Capital Research and Management
                                                         by investing primarily in common     Company
                                                         stocks of companies that appear to
                                                         offer superior opportunities for
                                                         growth of capital.
 AMERICAN FUNDS GROWTH-INCOME FUND -- CLASS 2            Seeks to make your investment grow   Capital Research and Management
                                                         and provide you with income over     Company
                                                         time by investing primarily in
                                                         common stocks or other securities
                                                         that demonstrate the potential for
                                                         appreciation and/or dividends.
 AMERICAN FUNDS INTERNATIONAL FUND -- CLASS 2            Seeks to make your investment grow   Capital Research and Management
                                                         over time by investing primarily in  Company
                                                         common stocks of companies located
                                                         outside the United States.
 AMERICAN FUNDS NEW WORLD FUND -- CLASS 2                Long-term capital appreciation       Capital Research and Management
                                                                                              Company
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
 FIDELITY VIP CONTRAFUND(R) PORTFOLIO -- SERVICE CLASS   Long-term capital appreciation       Fidelity Management & Research
  2                                                                                           Company
 FIDELITY VIP EQUITY-INCOME PORTFOLIO -- SERVICE CLASS   Reasonable income. Fund will also    Fidelity Management & Research
  2                                                      consider potential for capital       Company
                                                         appreciation.

-------------------------------------------------------------------------------


FUNDING OPTION                                                  INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------------------
 FIDELITY VIP MID CAP PORTFOLIO -- SERVICE CLASS 2       Long-term growth of capital          Fidelity Management & Research
                                                                                              Company
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES FUND -- CLASS 2              Maximize income while maintaining    Franklin Advisers, Inc.
                                                         prospects for capital appreciation
 FRANKLIN SMALL CAP VALUE SECURITIES FUND -- CLASS 2                                          Franklin Advisory Services, LLC
 MUTUAL DISCOVERY SECURITIES FUND -- CLASS 2             Capital appreciation                 Franklin Mutual Advisers, LLC
                                                                                              Sub-advised by Franklin Templeton
                                                                                              Investment Management Limited
 MUTUAL SHARES SECURITIES FUND -- CLASS 2                Capital appreciation, with income    Franklin Mutual Advisers, LLC
                                                         as a secondary goal
 TEMPLETON GLOBAL INCOME SECURITIES FUND -- CLASS 2      Seeks high current income,           Templeton Global Advisors Limited
                                                         consistent with preservation of      Sub-advised by Templeton Asset
                                                         capital, with capital appreciation   Management Ltd.
                                                         as a secondary consideration. The
                                                         Fund normally invests mainly in
                                                         debt securities of governments and
                                                         their political subdivisions and
                                                         agencies, supranational
                                                         organizations and companies located
                                                         anywhere in the world, including
                                                         emerging markets.
 TEMPLETON GROWTH SECURITIES FUND -- CLASS 2             Long-term capital growth             Templeton Global Advisors Limited
                                                                                              Sub-advised by Templeton Asset
                                                                                              Management Ltd.
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND -- CLASS IA      Capital appreciation                 HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD VALUE OPPORTUNITIES HLS FUND -- CLASS IA       Capital appreciation                 HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS IA                  Maximum long-term total return       HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND -- CLASS IA        Growth of capital                    HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND -- CLASS IA       High level of current income         HL Investment Advisors, LLC
                                                         consistent with growth of capital    Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD INDEX HLS FUND -- CLASS IA                     Seeks to provide investment results  HL Investment Advisors, LLC
                                                         which approximate the price and      Sub-advised by Hartford Investment
                                                         yield performance of publicly        Management Company
                                                         traded common stocks in the
                                                         aggregate
 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- CLASS  Long-term growth of capital          HL Investment Advisors, LLC
  IA                                                                                          Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- CLASS  Capital appreciation                 HL Investment Advisors, LLC
  IA                                                                                          Sub-advised by Wellington
                                                                                              Management Company, LLP

20

-------------------------------------------------------------------------------


FUNDING OPTION                                                  INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS FUND -- CLASS IA              Maximum current income consistent    HL Investment Advisors, LLC
                                                         with liquidity and preservation of   Sub-advised by Hartford Investment
                                                         capital                              Management Company
 HARTFORD MORTGAGE SECURITIES HLS FUND -- CLASS IA       Maximum current income consistent    HL Investment Advisors, LLC
                                                         with safety of principal and         Sub-advised by Hartford Investment
                                                         maintenance of liquidity by          Management Company
                                                         investing primarily in mortgage
                                                         related securities
 HARTFORD SMALL COMPANY HLS FUND -- CLASS IA             Growth of capital                    HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP and
                                                                                              Hartford Investment Management
                                                                                              Company
 HARTFORD STOCK HLS FUND -- CLASS IA                     Long-term growth of capital          HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND -- CLASS IA         Competitive total return, with       HL Investment Advisors, LLC
                                                         income as a secondary objective      Sub-advised by Hartford Investment
                                                                                              Management Company
LORD ABBETT SERIES FUND, INC.
 LORD ABBETT AMERICA'S VALUE PORTFOLIO -- CLASS VC       Current income and capital           Lord, Abbett & Co. LLC
                                                         appreciation
 LORD ABBETT GROWTH AND INCOME PORTFOLIO -- CLASS VC     Long-term growth of capital and      Lord, Abbett & Co. LLC
                                                         income without excessive
                                                         fluctuations in market value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) INVESTORS TRUST SERIES -- INITIAL CLASS          Capital appreciation                 MFS Investment Management(R)
 MFS(R) NEW DISCOVERY SERIES -- INITIAL CLASS            Capital appreciation                 MFS Investment Management(R)
 MFS(R) TOTAL RETURN SERIES -- INITIAL CLASS             Total return                         MFS Investment Management(R)
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- SERVICE     Seeks to achieve capital             OppenheimerFunds, Inc.
  SHARES                                                 appreciation by investing in
                                                         securities of well-known
                                                         established companies.
 OPPENHEIMER GLOBAL SECURITIES FUND/VA -- SERVICE        Seeks long-term capital              OppenheimerFunds, Inc.
  SHARES                                                 appreciation by investing a
                                                         substantial portion of its assets
                                                         in securities of foreign issuers,
                                                         "growth-type" companies, cyclical
                                                         industries and special situations
                                                         which are considered to have
                                                         appreciation possibilities, but
                                                         which may be considered to be
                                                         speculative.
 OPPENHEIMER MAIN STREET FUND(R)/VA -- SERVICE SHARES    Seeks a high total return (which     OppenheimerFunds, Inc.
                                                         includes growth in the value of its
                                                         shares as well as current income)
                                                         from equity and debt securities.
                                                         From time to time the Fund may
                                                         focus on small to medium
                                                         capitalization common stocks, bonds
                                                         and convertible securities.
PUTNAM VARIABLE TRUST
 PUTNAM VT CAPITAL OPPORTUNITIES FUND -- CLASS IB        Long-term growth of capital          Putnam Investment Management, LLC

-------------------------------------------------------------------------------


FUNDING OPTION                                                  INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------------------
 PUTNAM VT EQUITY INCOME FUND -- CLASS IB                Capital growth and current income    Putnam Investment Management, LLC
 PUTNAM VT GROWTH AND INCOME FUND -- CLASS IB            Capital growth and current income    Putnam Investment Management, LLC
 PUTNAM VT HIGH YIELD FUND -- CLASS IB                   High current income. Capital growth  Putnam Investment Management, LLC is a secondary goal when consistent  Sub-advised by Putnam Investments
                                                         with achieving high current income   Limited
 PUTNAM VT INCOME FUND -- CLASS IB                       High current income consistent with  Putnam Investment Management, LLC what Putnam Management believes to
                                                         be prudent risk
 PUTNAM VT INTERNATIONAL EQUITY FUND -- CLASS IB         Capital appreciation                 Putnam Investment Management, LLC
                                                                                              Sub-advised by Putnam Investments
                                                                                              Limited
 PUTNAM VT NEW OPPORTUNITIES FUND -- CLASS IB            Long-term capital appreciation       Putnam Investment Management, LLC
 PUTNAM VT SMALL CAP VALUE FUND -- CLASS IB              Capital appreciation                 Putnam Investment Management, LLC
 PUTNAM VT VOYAGER FUND -- CLASS IB                      Capital appreciation                 Putnam Investment Management, LLC
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN -- UIF U.S. MID CAP VALUE PORTFOLIO --       Above-average total return over a    Morgan Stanley Investment
  CLASS II                                               market cycle of three to five years  Management Inc.
                                                         by investing primarily in common
                                                         stocks and other equity securities.
VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT COMSTOCK PORTFOLIO -- CLASS II           Capital growth and income through    Van Kampen Asset Management
                                                         investments in equity securities,
                                                         including common stocks, preferred
                                                         stocks and securities convertible
                                                         into common and preferred stocks.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.


VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the Separate Account according to the instructions of Policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For Sub-Accounts in which you have invested as of the record date, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to provide voting instruction. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. We determine the number of Fund shares that you may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number if shares attributable to each sub-account by the total number of units in each Sub-Account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.



SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium

22

-------------------------------------------------------------------------------


Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger or liquidation.



We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.



In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.



FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Policy. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.



As of December 31, 2006, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from the following fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBerstein Variable Products Series Funds & AllianceBernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, Lord Abbett Series Fund & Lord Abbett Distributors, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distributors, Inc. & Morgan Stanley Select Dimensions Investment Series, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership, Van Kampen Life Investment Trust & Van Kampen Asset Management.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, are paid, among other things, to provide administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.25%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2006, revenue sharing and Rule 12b-1 fees did not exceed $2,757,000. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


THE FIXED ACCOUNT


The portion of the prospectus relating to the Fixed Account is not registered under the 1933 Act and the Fixed Account is not registered as an investment company under the 1940 Act. The Fixed Account is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the Fixed Account. The following disclosure about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.


The Fixed Account credits at least 3.0% per year. We are not obligated to, but may, credit more than 3.0% per year. If we do, such rates are determined at our sole discretion. You assume the risk that, at any time, the Fixed Account may credit no more than 3.0%.

CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a Premium Charge and tax charges. The amount allocated after the deductions is called your Net Premium.


PREMIUM CHARGES



HARTFORD LIFE INSURANCE COMPANY POLICIES -- We deduct a premium charge from each premium you pay. The maximum premium charge under the policy is 6% of premium. The current premium charge is 6% of premium in the first twenty years and 4% for policy years 21 and beyond. The premium

-------------------------------------------------------------------------------

charge compensates us for costs incurred in the distribution and sale of the policy.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We deduct a premium charge from each premium you pay. The maximum premium charge under the policy is 6% of premium. The current premium charge is 6% of premium in the first twenty years and 4% for policy years 21 and beyond. The premium charge compensates us for costs incurred in the distribution and sale of the policy. In Oregon, the maximum premium charge under the policy is 8% of premium for policy years 1 through 20 and 6% for policy years 21 and beyond. The current premium charge is 8% of premium in the first year and 6% for policy years 2 and beyond.


TAX CHARGE -- We deduct a tax charge from each premium you pay. The tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

-   the charge for the cost of insurance;

-   the monthly administrative charge;

-   the monthly per $1,000 charge;

-   the mortality and expense risk charge;

-   any Face Amount increase fee;

-   any charges for additional benefits provided by rider;

The Monthly Deduction Amount will vary from month to month.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The charge for the cost of insurance equals:

-   the cost of insurance rate per $1,000, multiplied by

-   the amount at risk, divided by

-   $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.


Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 2001 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 2001 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states and markets) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.



Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, genders, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insureds' health.


Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for issue and administrative costs of the policy. During the first 5 Policy Years the charge is $30.00 per month, each year after the fifth Policy Year the charge is $10.00 per month.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. The mortality and expense risk charge each month is equal to the:

-   the monthly mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.


HARTFORD LIFE INSURANCE COMPANY POLICIES -- During the first 10 years, the maximum mortality and expense risk rate is 1/12 of 0.75% per month. During years 11-20 the maximum is 1/12 of 0.60% per month and the current mortality and expense risk rate is 1/12 of 0.50% per month. Thereafter, the maximum is 0.00% per month.

24

-------------------------------------------------------------------------------


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICES -- During the first 10 years, the current and maximum mortality and expense risk rate is 1/12 of 0.75% per month. During policy years 11-20 the maximum is 1/12 of 0.60% per month and the current mortality and expense risk rate is 1/12 of 0.50% per month. After the 20th policy year the current and maximum charge is 0.00% per month.


The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

MONTHLY PER $1,000 CHARGE -- During the first 7 years, the monthly per $1,000 of initial Face Amount is individualized based on issue ages, and is provided in the policy.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for twelve months after the increase. The fee is 1/12 of $1.00 per month per $1,000 of unscheduled increase in the Face Amount. The fee will not be less than 1/12 of $500 per month, but will not exceed 1/12 of $3,000 per month. This fee compensates us for underwriting and processing costs for such increases.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if:

-   you surrender your policy


The amount of surrender charge is individualized based on your issue ages, gender, insurance classes, duration and initial Face Amount. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. The amount of surrender charge varies by policy year.


CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while either of the insureds is alive by notifying us in writing. If no beneficiary is living when the last surviving insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.


INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. The policy owner must have an insurable interest on the life of the insured in order for the policy to be valid under state law and for the policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the policy is issued. If there is not a valid insurable interest, the policy will not provide the intended benefits. It is the responsibility of the policy owner to determine whether a proper insurable interest exists. Through our underwriting process, we will determine whether the insured is insurable.


ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

-   the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

-   the amount of any Indebtedness;

-   any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.


REPLACEMENTS



A "replacement" occurs when a new policy is purchased and, in connection with the sale, an existing policy is surrendered, lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance policy or annuity contract involves the use of money obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

-------------------------------------------------------------------------------


There are some circumstances where replacing your existing life insurance policy can benefit you. However, there are many circumstances where a replacement will not be in your best interest. You should carefully review the costs, benefits and features of your existing life insurance policy against a proposed policy to determine whether a replacement is in your best interest.


RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period.


FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE INSURANCE COMPANY:



Your free look period begins on the day you get your Policy and ends 30 days after you receive it. In such an event, the Policy will be rescinded and we will pay an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: (i) the Account Value less any Indebtedness, on the date the returned Policy is received by us or the agent from whom it was purchased; and, (ii) any Policy charges taken.



FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY:



Your free look period begins on the day you receive your Policy and ends generally within 10 days of receiving it (or longer in some states). If you properly exercise your free look, we will rescind the policy and we will pay you a refund. The state in which the policy is issued determines the free look period and the type of refund that applies. You should refer to your policy for information. However, generally, most states require us to refund the Account Value less any Indebtedness. Other states require us to refund the total premiums paid less Indebtedness.


If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

CONTRACT LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of twenty (20) investment choices including the Sub-Accounts and Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts. We reserve the right to charge a transfer fee of up to $25 per transfer in excess of one transfer per calendar month. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your authorized agent of record. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.


CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?



During those phases of your Policy when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.



WHAT IS A SUB-ACCOUNT TRANSFER?



A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Account Value value among the underlying Funds available in your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?



Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that underlying Fund we would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.



In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and Policy Owners in these other products engage in similar transfer transactions.



We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that underlying Fund from all our other products,

26

-------------------------------------------------------------------------------


we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.



ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?



Under the Policy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer you make in any month. We are currently not assessing Administrative Transfer Fees.



WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?



FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owners to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Account Value more than once a Valuation Day.



For Example:



- If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.



- If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.



- Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.



- Conversely, if you have $10,000 in Account Value distribution among 10 different Sub-Accounts and you request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.



- However, you cannot transfer the same Account Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.



SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet, same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.



We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.



The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.


We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

-------------------------------------------------------------------------------


THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Policy if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:



ABUSIVE TRANSFER POLICY (EFFECTIVE UNTIL JULY 1, 2007)



Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.



We rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Policy Owners who transferred in or out of that Sub-Account on the day or days identified by the underlying Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Policies on that list to determine whether transfer activity of each identified Policy violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection. We consider some or all of the following factors:



-   the dollar amount of the transfer;



-   the total assets of the Funds involved in the transfer;



-   the number of transfers completed in the current calendar quarter;



- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or



-   the frequent trading policies and procedures of a potentially affected Fund.



If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Policy Anniversary. We do not differentiate between Policy Owners when enforcing this policy.



UNDERLYING FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)



You are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to assist an underlying Fund, to help monitor compliance with that Fund's trading policy.



We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information.



Underlying Fund trading policies do not apply or may be limited. For instance:



- Certain types of financial intermediaries may not be required to provide us with shareholder information.



- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.



- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.



- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.



POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,



- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.



- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not

28

-------------------------------------------------------------------------------


  provide assurances that we will be capable of addressing possible abuses in a timely manner.



- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.



HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?



We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Policy. This may also lower the Death Benefit paid to your Beneficiary.



Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.



In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.



LIMITATIONS ON TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program or transfers made as a result of a policy loan, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, the amount transferred from the Fixed Account in any policy year may not exceed the greater of $1,000 or 25% of the accumulated value in the Fixed Account on the transfer date. As a result of these restrictions, it can take several years to transfer amounts from the Fixed Account to the Sub-Accounts.


For example, it may take 16 years to move $100,000 from the Fixed Account (assuming no growth on the account or policy charges):

                            BEGINNING
                              FIXED
                             ACCOUNT             AMOUNT             ENDING
                              VALUE            TRANSFERRED          BALANCE
YEAR                           ($)                 ($)                ($)
--------------------------------------------------------------------------------
1                             100,000             25,000             75,000
2                              75,000             18,750             56,250
3                              56,250             14,063             42,188
4                              42,188             10,547             31,641
5                              31,641              7,910             23,730
6                              23,730              5,933             17,798
7                              17,798              4,449             13,348
8                              13,348              3,337             10,011
9                              10,011              2,503              7,508
10                              7,508              1,877              5,631
11                              5,631              1,408              4,224
12                              4,224              1,056              3,168
13                              3,168              1,000              2,168
14                              2,168              1,000              1,168
15                              1,168              1,000                168
16                                168                168                  0

In addition, if you choose to participate in an Asset Allocation Program after you have allocated money to the Fixed Account, the entire value in the Fixed Account will not be immediately eligible for the Asset Allocation Program.

DEFERRAL OF PAYMENTS -- State law allows us to defer payment of Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months form the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay you interest. For policies issued in New York, if we defer payment for more than 10 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY AND CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The only way the policy may be modified is by written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistance Secretaries. At our election and subject to any necessary vote by persons having the right to give instructions on the voting of Fund shares held by the Sub-Accounts, the Separate Account may be operated as a management company under the Investment Company Act of 1940 (the Act) or any form permitted by law, may be deregistered under the Act in the event registration is no longer required, or may be combined with one or more Separate Accounts.

Upon notice to policy owners and subject to any required regulatory approvals, we may make certain modifications to the

-------------------------------------------------------------------------------

policy that are necessary to operate the Separate Account in any form permitted under the Act or in any form permitted by law, including: (1) the transfer of value in any Sub-Account to another Sub-Account or to one or more other separate accounts; (2) add, combine, or eliminate Sub-Accounts in the Separate Account or combine the Separate Account with another separate account; (3) substitute for the units held by any Sub-Account the units of another Sub-Account or another investment company or any other investment permitted by law; (4) make any changes required to comply with the requirements of any Fund, including, but not limited to, the imposition of a redemption charge or other fee by a Fund; or (5) make any other modifications to the Policy that, in Our judgment, are necessary or appropriate to ensure that it continues to qualify as life insurance under the applicable section(s) of the Internal Revenue Code, or any other applicable law, regulation or interpretation.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment choices in accordance with your premium allocation instructions. The dollar amount will be allocated to the investment choices that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment choices at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Policy offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Sub-Account allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You may choose to have your Sub-Account allocations reallocated under this program either on a quarterly, semi-annual or annual basis, but you may only participate in one model at a time. The Fixed Account is not an available investment choice under an asset allocation program.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time. The Fixed Account is not an available investment choice under an asset rebalancing program.


IMPACT OF FUND CHANGES ON DCA PROGRAM, ASSET ALLOCATION PROGRAM AND ASSET REBALANCING PROGRAM -- Certain Fund changes may impact these programs. If a Fund (merging Fund) contained in one of these programs merges into another Fund (surviving Fund) and we do not receive alternative instructions from you, we will automatically replace the merging fund with the surviving fund for each of the programs. If a Fund contained in one of these programs is liquidated, unless other instructions are received, we will generally reject the next allocation under the applicable program as "not in good order" and seek alternative instructions.


OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.

- ESTATE TAX REPEAL RIDER -- This rider allows you to terminate the policy and receive the policy's Account Value without paying applicable Surrender Charges, if there is no federal Estate Tax law in effect during 2011 and we receive your surrender request during the month of January 2011. The amount you receive under this rider is reduced by any

30

-------------------------------------------------------------------------------

  outstanding Indebtedness. There is no additional charge for this rider.


- LAST SURVIVOR EXCHANGE OPTION RIDER -- We will exchange your policy for two individual policies on the life of each of the persons insured under the policy. This benefit is subject to the conditions stated in the rider and may be exercised only in the event of divorce, business dissolution or certain changes in the federal tax laws. There is no charge for this rider.


- ESTATE PROTECTION RIDER -- This rider provides additional insurance protection for the first four policy years. There is a charge for the rider and it may only be purchased at issue. The rider may be cancelled at anytime. There are no charges for the rider after it has been cancelled or terminated.

Riders may not be available in all states.

SETTLEMENT OPTIONS


Proceeds from your Policy may be paid in a lump sum or may be applied to one of our settlement options. If the Death Benefit is paid in a lump sum and the payment is $10,000 or greater, the proceeds will be held in our General Account and, we may establish an interest-bearing draft account ("Safe Haven Account") in the name of the Beneficiary. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at anytime. The minimum amount that may be applied under a settlement option is $5,000 unless we agree otherwise. Once you select a settlement option, it is irrevocable and you may not change the settlement option for a lump sum. The following payment options are available to you or your beneficiary. If a payment option is not selected, proceeds will be paid in a lump sum. Your beneficiary may choose a settlement option instead of taking the Death Benefit amount in a lump sum.


FIRST OPTION -- INTEREST INCOME

We pay interest on the amount you have applied to this option. The interest we pay will be determined by us in our sole discretion, although we will not pay you less than the minimum amount required by your state. You may request these payments to be made monthly, quarterly, semi-annually or annually. If you elect this option you may request the remaining amount of the Death Benefit at any time.

SECOND OPTION -- INCOME OF FIXED ACCOUNT

We pay equal payments (chosen by the beneficiary) of the total amount applied to this option along with interest equal to at least the minimum required by your state until that total amount is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the remaining balance.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

We make monthly payments for the number of years selected, which may be from one to 30 years. This option provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under this settlement option.

Other arrangements for income payments may be added or otherwise agreed upon.

BENEFITS WHEN THE YOUNGER INSURED REACHES AGE 120

On the Policy Anniversary after the younger Insured reaches age 120 the following will occur:


-   We will stop assessing all monthly policy charges;


-   The Death Benefit Option will become level;

-   The Face Amount will be set equal to the Death Benefit;

-   Any indebtedness will continue to accrue interest;

-   You may not make any additional premium payments;

-   You may make loan repayments;

-   You may not take any withdrawals;

-   You may not take any new loans;

-   The Policy may terminate due to excessive indebtedness

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.


HOW POLICIES ARE SOLD



We have entered into a distribution agreement with our affiliate, Hartford Equity Sales Company, Inc., ("HESCO"), under which HESCO serves as principal underwriter for the policies which are offered on a continuous basis. HESCO is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HESCO is the same as ours.



HESCO has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the policies. We pay compensation to HESCO for sales of the policies by Financial Intermediaries. Polices will be sold by individuals who have

-------------------------------------------------------------------------------


been appointed by us as insurance agents and who are registered representative of Financial Intermediaries ("Registered Representative").



We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.



Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representative according to a Financial Intermediaries' internal compensation practices.



Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive compensation that is based on the type of policy or optional benefits sold.



HARTFORD LIFE INSURANCE COMPANY POLICIES -- We pay commissions that vary with the sales agreements and are based on "target premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the most common commission we pay is 45% of the premium up to the target premium. The most common commission for the amount in excess of the Target Premium in the first Policy Year is 2% up to a maximum of 2.5%. In renewal years, the maximum commission rate is 22% until the cumulative premiums, since policy inception, exceed the target premium for Policy Year 1. There is also an Expense Reimbursement Allowance paid during the first Policy Year. The most common Expense Reimbursement Allowance in the first year is 25% of Target Premium up to a maximum of 45% and 1.11% of the premium in excess of the Target Premium up to a maximum of 2.5%. In Policy Years 2 and later, the most common schedule allows for a commission of 2% of premiums paid on the Target Premium up to a maximum of 5% and a commission of 4% on premiums above the Target Premium up to a maximum of 5%.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the most common commission we pay is 70% of the premium up to the target premium. The maximum commission that we pay to for premium paid up to the target premium in the First Policy Year is 100%. During the first Policy Year the most common commission we pay for premium in excess of the target premium is 3%. The maximum commission that we pay for premium paid in excess of the target premium is 6.78%. In Policy Years 2 and later, the most common commission we pay is 4% of premiums paid on the target premium. The maximum is 5%.



Your Registered Representative typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. A Registered Representative may be required to return all or a portion of the commissions paid if the policy terminates prior to the policy's thirteenth month-a-versary.



Check with your Registered Representative to verify whether your account is a brokerage account or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid by both you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.



- ADDITIONAL PAYMENTS. Subject to NASD and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

32

-------------------------------------------------------------------------------


ADDITIONAL
PAYMENT TYPE                                                   WHAT PAYMENT IS USED FOR
--------------------------------------------------------------------------------------------------------------------------------
Asset-based            We pay certain Financial Intermediaries and wholesalers based on the achievement of certain sales or
Commissions            assets under management targets.
Marketing Expense      We pay marketing allowances to Financial Intermediaries to help pay or reimburse sales marketing and
Allowances             operational expenses associated with the policies.
Gifts and              We (or our affiliates) provide any or all of the following: (1) occasional meals and entertainment; (2)
Entertainment          occasional tickets to sporting events; and (3) nominal gifts (not to exceed $100 annually).
Promotional Payments   We (or our affiliates) may pay for: (a) Access: such as one-on-one wholesaler visits; (b) Support: such as hardware and software, operational and systems integration, sales and service desk training, joint marketing campaigns, client or prospect seminar sponsorships, broker-dealer event advertising/participation, sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; and/or sponsorship of due diligence meetings;
                       educational, sales or training seminars, conferences and programs; and, (c) Miscellaneous: such as expense allowances and reimbursements; override payments and bonuses; and/or marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products.
Marketing Efforts      We pay for special marketing and distribution benefits such as: inclusion of our products on Financial
                       Intermediary's "preferred list"; participation in or visibility at national and regional conferences;
                       access to Registered Representatives; links to our website from the Financial Intermediary websites; and
                       articles in Financial Intermediary publications highlighting our products and services.



For the year ended December 31, 2006, Hartford and its affiliates paid approximately $19,800,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.



In addition, for the year ended December 31, 2006, Hartford, HESCO and their affiliate, Hartford Life and Annuity Insurance Company, paid $4,800,000 in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).



As of April 1, 2007, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: A.G. Edwards & Sons, Inc., Affiliated Financial Partners, Associated Securities, Benefit Concepts, Inc., Best Practices of America, BISYS Group, Inc., Cadaret Grant & Co., Centaurus Financial, Inc., Citigroup Global Markets, Inc., Commonwealth Financial Network, Edward D. Jones & Co., L.P., ELAR Partners, LLC, Financial Analysts, Inc., Financial Network Investment Company, First Market Corp., FSC Securities Corporation, HD Vest Investment Services, Investacorp, Inc., JJS Marketing, Jonathan Hind Financial Group, LPL Financial Services, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Dean Witter, Inc., National Planning Corp., NEXT Financial Group, Inc., New West Insurance Marketing, Oglivie Security Advisors Corp., Paradigm Equity Strategies, Piper Jaffray & Co., PLANCO Distribution (an affiliate of Hartford), Potomac Group, Professional Investors Exchange, Prudential Securities, Raymond James & Associates, Royal Alliance, Securities America, Inc., Sentra Securities, Spelman & Co., Triad Advisors, Inc., Wachovia Securities, Windsor Insurance Group, and WM Financial Services. Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(I)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Sales Representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.


PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.

Prior to policy issue, you choose a planned premium, within a range determined by us. We will send you premium notices for

-------------------------------------------------------------------------------

planned premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the anniversary following the younger insured's 120th birthday, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.


In some cases, applying a subsequent premium payment in a policy year could result in your policy becoming a modified endowment contract (MEC). Generally, we will not automatically apply a premium to your policy if it would cause your Policy to become a MEC. We will follow these procedures:



- If we receive a subsequent premium payment that would cause the Policy to become a MEC greater than 21 calendar days prior to the Policy Anniversary Date we will apply the premium to the Policy. We will notify you in writing that your Policy has become a MEC and allow you to correct the MEC status within 2 weeks of receiving our notice



- If we receive a subsequent premium payment within 20 calendar days prior to the policy anniversary date, the premium payment will be considered not in good order. We will hold the payment and credit it to the policy on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy anniversary. The owner will be notified of our action after the premium payment has been credited.



These procedures may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with your policy anniversary.



In some cases, applying a subsequent premium payment in a policy year could cause your Policy to fail the definition of life insurance.



If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance greater than 20 calendar days prior to the policy anniversary date, the premium payment will be considered not in good order. We will return the premium payment to you and await further instructions.



If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance within 20 calendar days prior to the policy anniversary date, the premium payment will be considered not in good order. We will hold the payment and credit the premium payment on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy.


- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

-   Any premium payment in excess of $1,000,000 is subject to our approval.

ALLOCATION OF PREMIUM PAYMENTS


INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the Fixed Account on the premium allocation form. Any Net Premium received by us in good order prior to the end of the Right to Examine Period, will be allocated to the Hartford Money Market HLS Fund Sub-Account based on the next computed value of the Hartford Money Market HLS Fund Sub-Account. Upon the expiration of the Right to Examine Period, we will automatically allocate the value in the Hartford Money Market HLS Fund to the Fixed Account (if applicable) and the Sub-Accounts according to your premium allocation instructions. (For policies issued by Hartford Life Insurance Company, if your policy was issued as a result of a replacement, we will automatically move the money from the Hartford Money Market HLS Fund Sub-Account to the Sub-Accounts and the Fixed Account based on the instructions in the application 10 days after the policy was issued, not at the end of the Free Look period.)



SUBSEQUENT NET PREMIUMS -- For subsequent Net Premium Payments, you may send allocation instructions to the addresses shown below in accordance with our then current procedures. If you make a subsequent premium payment and do not provide us with allocation instructions, we will allocate the premium payment among the Sub-Accounts and the Fixed Account in accordance with your most recent allocation instructions. Any allocation instructions will be effective upon receipt by us in good order and will apply only to premium payments received on or after that date. Subsequent premium payments received by us in good order will be credited to your Policy based on the next computed value of a Sub-Account following receipt of your premium payment. Net Premiums allocated to the Fixed Account will be credited to your Policy on the day business day they are received.



You may not exceed twenty (20) investment choices at any given time and the percentage you allocate to each Sub-Account and/or the Fixed Account must be in whole percentages.

34

-------------------------------------------------------------------------------


HOW TO SEND PREMIUM PAYMENTS:



MAIL



You should send premium payments to the following lockbox address:



The Hartford
PO Box 64273
St. Paul, MN 55164-0273



or



To our Life Operations team at:



The Hartford
500 Bielenberg Drive
Woodbury, MN 55125



WIRE



You may also arrange to pay your premium payments by wire. To wire payments call 1-800-231-5433 or email LifeService@Hartfordlife.com.



Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order. You can also arrange to make premium payments by wire transfers.


You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.


If your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions, we will allocate the premium among the Sub-Accounts and the Fixed Account based on your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, we will reject the premium as "not in good order" and seek alternative instructions. (Please note that if your most recent allocation instructions include a Fund that we merged or liquidated and your premium payments are made through ACH (wire service), we will reject that premium payment as "not in good order" and seek alternative instructions.



If you mail or fax us a transfer or premium payment request with premium allocation or transfer instructions and those premium allocation or transfer instructions request a that premium or policy value be allocated to a Fund that has been merged or liquidated, we will reject that request as "not in good order" and seek alternative instructions.


ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.


All valuations in connection with a policy, (i.e, with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us in good order at the Individual Life Operations Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day. Requests for Sub-Account transfers or premium payments received on any Valuation Day in good order after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.


ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated

-------------------------------------------------------------------------------

by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Securities and Commission or the Commission declares that an emergency exists.

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the last surviving insured. Your policy will be effective on the policy Date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of either insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select and the minimum death benefit provision.

DEATH BENEFIT OPTIONS -- You have four death benefit options available. Options A, B and C are available when you purchase your policy. Option D is not available when you purchase your policy, however, you may change from Option B to Option D.

- OPTION A (LEVEL OPTION) Under this option, the death benefit is the current Face Amount. Of the available options, Option A provides the lowest amount of Death Benefit protection and also costs the policy owner the least since cost of insurance charges are applied to the Amount at Risk and the Amount at Risk is the lowest with Option A. Option A should be considered when a policy owner wants a certain level of life insurance protection.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION) Under this option, the death benefit is the current Face Amount, plus the Account Value on the date we receive due proof of the insured's death. Policy owners who would like to put large amounts of premium into the policy with the potential of increasing their death benefit might consider Option B. The annual premium payable with respect to section 7702 of the IRC is highest under the Option B death benefit option.

- OPTION C (RETURN OF PREMIUM OPTION) Under this option, the death benefit is the current Face Amount, plus the sum of the premiums paid less withdrawals. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million. However, an overall maximum of the Face Amount plus $10 million may be available subject to underwriting approval and will be shown in your policy. Policy owners may consider this option if the policy is part of a split dollar arrangement where one beneficiary may be entitled to the face amount and another to the premiums paid.

- OPTION D (DECREASING OPTION) Option D is only available by switching from Option B to Option D. Under this option, the death benefit is the current Face Amount, plus the lesser of:

       - the Account Value on the date we receive due proof of the last surviving insured's death; or

       - the Account Value on the date you changed the death benefit option from Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

Policy Owners may consider switching to this option from Option B if they would like to potentially minimize their Amount at Risk (and therefore potentially minimize their cost of insurance charges) through potential increases in Account Value without having to provide evidence of insurability which would be required when changing to Option A from Option B.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your requests. If the last surviving insured dies before the Monthly Activity Date after we receive your request, we will pay the death benefit as if you had never changed your death benefit option.

The following changes are allowed without evidence of insurability:

- You may change Option A (Level Option) to Option B (Return of Account Value Option). If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, decreased by the then current Account Value.

- You may change from Option B (Return of Account Value Option) to Option D (Decreasing Option). The Option D death benefit is the current Face Amount increased by the lesser of:

       - The Account Value on the date we receive due proof of death of the last surviving insured; or

36

-------------------------------------------------------------------------------

       - The Account Value on the date you changed the death benefit option from Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

- You may change Option C (Return of Premium Option) to Option A (Level Option). If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change.

In addition, you may change from Option B (Return of Account Value Option) to Option A (Level Option). However, if this change would result in a Face Amount that exceeds our guidelines and limitations that may be in effect, you must provide evidence of insurability satisfactory to us. If you do, the Face Amount will become the Face Amount immediately prior to the option change increased by the Account Value on the date of the option change.

You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                                              A           B
--------------------------------------------------------------------------------
 Face Amount                                                $100,000    $100,000
 Account Value                                                46,500      34,000
 Specified Percentage                                           250%        250%
 Death Benefit Option                                          Level       Level

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY


SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. In such case you may be subject to a surrender charge, see "Surrender Charge." We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date we receive your request in writing, or the date you request your surrender, whichever is later.


WITHDRAWALS -- One withdrawal is allowed per calendar month. You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by reduction of Account Value as a result of the withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each withdrawal.

-------------------------------------------------------------------------------

LOANS


AVAILABILITY OF LOANS -- At any time while the policy is in force, you may borrow from Us by assigning the Policy as sole security to us. Any new loan taken together with any existing Indebtedness may not exceed the Cash Value on the date we grant a loan. The minimum loan amount that we will allow is $500. In Tennessee there is no minimum.


When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

PREFERRED INDEBTEDNESS -- If, at any time after the tenth (10th) policy anniversary, your Account Value exceeds the total of all premiums paid since issue, a portion of your Indebtedness may qualify as preferred. Preferred Indebtedness is charged a lower interest rate than non-preferred Indebtedness, if any. The maximum amount of preferred Indebtedness is the amount by which the Account Value exceeds the total premiums paid and is determined on each Monthly Activity Date.

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and either of the insureds' is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated. All loan repayments must be clearly marked as such. Any payment not clearly marked as a loan repayment will be considered to be a premium payment.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

EFFECT OF LOANS ON NO LAPSE GUARANTEE -- The No Lapse Guarantee will not protect the policy from lapsing if there is policy Indebtedness. Therefore, you should carefully consider the impact of taking policy loans during the No Lapse Guarantee Period.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.0%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the maximum interest rates we will charge on your Indebtedness.

                          PORTION OF        INTEREST RATE
DURING POLICY YEARS      INDEBTEDNESS          CHARGED
------------------------------------------------------------
        1-10                 All                  5%
    11 and later          Preferred             3.25%
                        Non-Preferred           4.25%

LAPSE AND REINSTATEMENT

POLICY DEFAULT AND LAPSE -- Your Policy will be in default on any Monthly Activity Date on which either:

- The Account Value is not sufficient to cover the Monthly Deduction Amount and the No Lapse Guarantee is not available; or

-   The Indebtedness exceeds the Cash Value.

If the policy goes into default, we will send you a lapse notice warning you that the policy is in danger of terminating.

That lapse notice will tell you the minimum premium required to keep the policy from terminating. The minimum premium will be no greater than an amount that results in a Cash Surrender Value equal to the three Monthly Deduction Amounts as of the date your policy goes into default. That notice will be mailed both to you, and any assignee, on the first day the policy goes into default, at your last known address.

GRACE PERIOD -- We will keep your policy inforce for the 61 day period following the date your policy goes into default.

38

-------------------------------------------------------------------------------

We call that period the policy Grace Period. However, if we have not received the required premiums (specified in your lapse notice) by the end of the policy Grace Period, the policy will terminate. If the last surviving insured dies during the Grace Period, we will pay the death benefit.

NO-LAPSE GUARANTEE -- If available, the No-Lapse Guarantee prevents your policy from lapsing even if there is insufficient policy value to cover the policy charges unless there is Indebtedness. There is not a separate charge for the No-Lapse Guarantee, however, the No-Lapse Guarantee is only available if:

- At least one of the insureds is insurable and age 75 or younger on the Policy Date;

-   The No-Lapse Guarantee Period has not expired; and

- On each Monthly Activity Date during the No-Lapse Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals, equal or exceed the Cumulative No-Lapse Guarantee Premium.

-   There is no Indebtedness.

The No-Lapse Guarantee is based on the issue age of the younger insured, unless the insured is uninsurable, then we will base the period on the older insured. Starting on the effective date of your policy, the length of the No-Lapse Guarantee Period is:

- 10 years on policies issued where the younger insurable life is age 70 or less.

- The number of years resulting from subtracting the issue age of the younger insured (or older insured if the younger insured is uninsurable) from the number 80 for policies issued to an insured age 71 to 75.

The Cumulative No-Lapse Guarantee Premium is the premium required to maintain the No-Lapse Guarantee. On the Policy Date, the Cumulative No-Lapse Guarantee Premium is the Monthly No-Lapse Guarantee Premium shown in your Policy. On each Monthly Activity Date thereafter, the Cumulative No-Lapse Premium is:

- The Cumulative No-Lapse Guarantee Premium on the previous Monthly Activity Date; plus

-   The current Monthly No-Lapse Guarantee Premium.

While the No-Lapse Guarantee is available, we guarantee that your policy will not lapse and your Death Benefit will be at least equal to the Face Amount. If the last surviving insured dies while the No-Lapse Guarantee is available, we will pay the death proceeds.

If there is any increase or decrease in the Face Amount, or any change in rider coverage or a change in insurance class, a new monthly No-Lapse Guarantee Premium will be calculated. We will send you a notice of the new monthly No-Lapse Guarantee Premium, which will be used in calculating the Cumulative No-Lapse Guarantee Premium in subsequent months.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the anniversary following the younger insured's 120th birthday, provided:

- the insureds alive at the end of the grace period are also alive on the date of reinstatement;


- You make your request in writing within three years (5 years in some states) from the date the policy lapsed;


-   You submit to us satisfactory evidence of insurability;

-   any policy Indebtedness is repaid or carried over to the reinstated policy;
    and

- You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for three months after the date of reinstatement.

If the policy lapse occurs because the Account Value is not sufficient to cover the Monthly Deduction Amount, then the Account Value on the reinstatement date equals:

-   The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

-   The Monthly Deduction Amounts that were due and unpaid during the Grace
    Period.

If the policy lapse occurs because the Indebtedness exceeds the Cash Value, then the Account Value on the reinstatement date equals:

-   The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

- The Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

-   The Surrender Charge at the time of reinstatement.

This means that upon Reinstatement, the Account Value of the reinstated policy is reduced to reflect the Monthly Deduction Amounts that were due and unpaid during the Grace Period.

The Surrender Charge, if any, that will be assessed upon the surrender of any reinstated policy, will be calculated based on the policy duration from the original Policy Date and as though the policy had never lapsed.

-------------------------------------------------------------------------------

FEDERAL TAX CONSIDERATIONS


INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the policy.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.



INCOME TAXATION OF POLICY BENEFITS -- GENERALLY



For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. However, there are exceptions to this general rule. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.



Although we believe that the Last Survivor Policies are in compliance with
Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.



There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in

40

-------------------------------------------------------------------------------


the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.



We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.



During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.



The Last Survivor Exchange Option Rider permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the insureds. A policy split may have adverse tax consequences. It is unclear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the policy. In addition, it is unclear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.



DIVERSIFICATION REQUIREMENTS



The Code requires that each sub-account of the Separate Account supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,



-   no more than 70% is represented by any two investments,



-   no more than 80% is represented by any three investments and



-   no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts and other permitted entities.

-------------------------------------------------------------------------------


The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



DISTRIBUTIONS OTHER THAN DEATH BENEFITS



Under existing provisions of the Code, increases in a policy owner's contract value are generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If there is a total withdrawal from the policy, then the surrender value will be includable in the policy owner's income to the extent that the amount received exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.



MODIFIED ENDOWMENT CONTRACTS



Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that satisfies the Section 7702 definition of a life insurance contract and either:
(i) fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).



A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, where the death benefit is payable only upon the death of a surviving insured individual, if there is a reduction in benefits under the policy at any time, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the date of issue. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.



Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.



We have instituted procedures to monitor whether a policy may become classified as a MEC.

42

-------------------------------------------------------------------------------


ESTATE AND GENERATION SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the last surviving insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the last surviving insured owned the policy. If the policy owner was not the last surviving insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the last surviving insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.



GENERATION SKIPPING TRANSFER TAX -- GENERALLY



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.



FEDERAL INCOME TAX WITHHOLDING AND REPORTING



If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.



EMPLOYER-OWNED LIFE INSURANCE; NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES



Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, Section 101(j) of the Code provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements are satisfied and an exception under section 101(j) applies.



An "employer-owned life insurance contract" is defined as a life insurance contract which --



(i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and



(ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.



Notice and consent is generally satisfied if, before the contract is issued, the employee --



- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,



- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and



- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.



If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).



Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts.



If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.



Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.



Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.

-------------------------------------------------------------------------------


SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS



If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described this section. The purchase may also affect the qualified nature of the plan.



The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.



The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.



A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.



In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25.



Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.



Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").



Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.


LEGAL PROCEEDINGS


The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.



To date, the SEC's and New York Attorney General's Office's market timing investigations have not resulted in the initiation of any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these investigations. The potential timing of any resolution of these matters or the initiation of any formal action by these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83 million, pre-tax, for the market timing matters, none of which was attributed to HLIC. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life.

44

-------------------------------------------------------------------------------


On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.



On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.



The Hartford does not expect any of these actions to result in a material adverse effect on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

ILLUSTRATIONS OF POLICY BENEFITS

In order to help you understand how your policy values would vary over time under difference sets of assumptions, we will provide you with certain illustrations upon request. These illustrations will be based on the age and insurance risk characteristics of the insured and will also be based on the stated amount of insurance, death benefit option, premium payment pattern and hypothetical rates of return that you request. You can request for such personalized illustrations at anytime from your registered representative. We have included an example of an illustration as Appendix A to this prospectus.

FINANCIAL STATEMENTS

We have included the statutory financials statements for the Company and the Separate Account in the Statement of Additional Information (SAI). To receive a copy of the SAI free of charge, call you registered representative or write to us at:

The Hartford
P.O. Box 2999
Hartford, CT 06104-2999

-------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

AMOUNT AT RISK: an amount equal to the Death Benefit minus the Account Value.

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.


COMPANY (ISSUING COMPANY): Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. The name of the company that issues your policy appears on the policy and is determined primarily by the state where you purchased the policy.


CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: the premium required to maintain the No-Lapse Guarantee. On the Policy Date, the Cumulative No-Lapse Guarantee Premium is the Monthly No-Lapse Guarantee Premium shown in your Policy. On each Monthly Activity Date thereafter, the Cumulative No-Lapse Premium is: (a) the Cumulative No-Lapse Guarantee Premium on the previous Monthly Activity Date; plus (b) the current Monthly No-Lapse Guarantee Premium.


GOOD ORDER: means all necessary documents and forms are complete and in our possession.


NO LAPSE GUARANTEE PREMIUM: the amount of monthly premium required to keep the No Lapse Guarantee available, as shown in the policy's specification page, and used to calculate the Cumulative No Lapse Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans granted by Us using the Policy assigned to Us by you as sole security, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.


PRO RATA BASIS: an allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.


SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.


SURRENDER CHARGE: a charge that may be assessed if you surrender the policy for its cash surrender value.


VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.


WE, US, OUR: Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company.


YOU, YOUR: the owner of the policy.

46

-------------------------------------------------------------------------------

APPENDIX A -- HYPOTHETICAL ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND CASH SURRENDER VALUES

The tables illustrate the way policies will perform based on assumptions about returns and the insured's characteristics. The illustrations show how the death benefit, cash surrender value and account value will vary over time, assuming hypothetical gross rates of return, 0%, 6% and 12%. The illustrations are based on the assumptions stated above each illustration and assume no rider benefits or allocations to the Fixed Account. The illustrations show the Option A (Level) death benefit option.

Policy values would be higher or lower from the illustrated amounts in certain circumstances. For example, illustrated amounts would be different where actual gross rates of return averaged 0%, 6% and 12%, but: (i) the rates of return varied above and below these averages during the period, (ii) premiums were paid in other amounts or at other than annual intervals, or (iii) account values were allocated differently among the Sub-accounts. The policy values would also differ if a policy loan or withdrawal were made.

The death benefits, cash surrender values and account values shown in the tables reflect: (i) deductions from premiums for the sales charge and state and federal premium tax charge and (ii) monthly deduction for per thousand charges, mortality and expense risk charges and cost of insurance charges.

The amounts shown for the death benefits, account values and cash surrender values as of the end of each Policy Year take into account an arithmetic average of underlying Fund fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the underlying Fund charges) of -0.89%, 5.11% and 11.11%, respectively.

The Company, through its agent, will provide you a personalized illustration based upon the proposed Insured's age, sex, underwriting classification, the specified insurance benefits, and the premium requested. The illustration will show the weighted average Fund expenses, arithmetic average Fund expenses and/or the actual Fund expenses depending on what you request. An explanation of how the Fund expenses are calculated will appear on the illustration. The hypothetical gross annual investment return assumed in such an illustration would not exceed 12%.

-------------------------------------------------------------------------------


                        HARTFORD LIFE INSURANCE COMPANY
        FLEXIBLE PREMIUM LAST SURVIVOR VARIABLE UNIVERSAL LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                             $2,300,000 FACE AMOUNT
  ISSUE AGES: 59 MALE STANDARD NON-NICOTINE / 56 FEMALE STANDARD NON-NICOTINE
                            $20,000 PLANNED PREMIUM
                   (BASED ON CURRENT, NON GUARANTEED CHARGES)



         TOTAL
       PREMIUMS                         DEATH
        WITH 5%                        BENEFIT                                      ACCOUNT VALUE
YEAR   INTEREST        0%                6%                12%          0%              6%               12%
-----------------------------------------------------------------------------------------------------------------
1         $21,000   $2,300,000        $2,300,000         $2,300,000    $11,650         $12,538            $13,429
2         $43,050   $2,300,000        $2,300,000         $2,300,000    $23,069         $25,576            $28,196
3         $66,203   $2,300,000        $2,300,000         $2,300,000    $34,265         $39,139            $44,442
4         $90,513   $2,300,000        $2,300,000         $2,300,000    $45,257         $53,268            $62,335
5        $116,038   $2,300,000        $2,300,000         $2,300,000    $56,038         $67,975            $82,035
6        $142,840   $2,300,000        $2,300,000         $2,300,000    $66,840         $83,522           $103,970
7        $170,982   $2,300,000        $2,300,000         $2,300,000    $77,408         $99,682           $128,101
8        $200,531   $2,300,000        $2,300,000         $2,300,000    $93,861        $122,797           $161,163
9        $231,558   $2,300,000        $2,300,000         $2,300,000   $109,949        $146,813           $197,527
10       $264,136   $2,300,000        $2,300,000         $2,300,000   $125,648        $171,742           $237,505
15       $453,150   $2,300,000        $2,300,000         $2,300,000   $198,749        $313,091           $510,131
20       $694,385   $2,300,000        $2,300,000         $2,300,000   $251,141        $473,867           $946,184
25     $1,002,269   $2,300,000        $2,300,000         $2,300,000   $264,508        $652,679         $1,690,550
30     $1,395,216   $2,300,000        $2,300,000         $3,112,361   $129,686        $765,122         $2,964,153
35     $1,896,726           $0        $2,300,000         $5,324,692         $0        $534,741         $5,071,135
40     $2,536,795           $0                $0         $8,701,444         $0              $0         $8,615,291
44     $3,174,003           $0                $0        $13,267,449         $0              $0        $13,136,088


                  CASH SURRENDER VALUE
YEAR     0%              6%               12%
----  --------------------------------------------
1            $0              $0                 $0
2            $0              $0                 $0
3        $2,570          $7,445            $12,747
4       $13,562         $21,574            $30,641
5       $26,104         $38,042            $52,101
6       $38,667         $55,349            $75,797
7       $50,996         $73,270           $101,689
8       $69,210         $98,145           $136,512
9       $87,058        $123,923           $174,636
10     $125,648        $171,742           $237,505
15     $198,749        $313,091           $510,131
20     $251,141        $473,867           $946,184
25     $264,508        $652,679         $1,690,550
30     $129,686        $765,122         $2,964,153
35           $0        $534,741         $5,071,135
40           $0              $0         $8,615,291
44           $0              $0        $13,136,088



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

48

-------------------------------------------------------------------------------


                        HARTFORD LIFE INSURANCE COMPANY
        FLEXIBLE PREMIUM LAST SURVIVOR VARIABLE UNIVERSAL LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                             $2,300,000 FACE AMOUNT
  ISSUE AGES: 59 MALE STANDARD NON-NICOTINE / 56 FEMALE STANDARD NON-NICOTINE
                            $20,000 PLANNED PREMIUM
                         (BASED ON GUARANTEED CHARGES)



         TOTAL
       PREMIUMS
        WITH 5%                    DEATH BENEFIT                                  ACCOUNT VALUE
YEAR   INTEREST        0%               6%                12%         0%              6%               12%
--------------------------------------------------------------------------------------------------------------
1         $21,000  $2,300,000        $2,300,000        $2,300,000    $11,650         $12,538           $13,429
2         $43,050  $2,300,000        $2,300,000        $2,300,000    $23,069         $25,576           $28,196
3         $66,203  $2,300,000        $2,300,000        $2,300,000    $34,232         $39,106           $44,407
4         $90,513  $2,300,000        $2,300,000        $2,300,000    $45,110         $53,115           $62,175
5        $116,038  $2,300,000        $2,300,000        $2,300,000    $55,659         $67,574           $81,611
6        $142,840  $2,300,000        $2,300,000        $2,300,000    $66,058         $82,684          $103,074
7        $170,982  $2,300,000        $2,300,000        $2,300,000    $75,994         $98,149          $126,440
8        $200,531  $2,300,000        $2,300,000        $2,300,000    $91,514        $120,220          $158,340
9        $231,558  $2,300,000        $2,300,000        $2,300,000   $106,288        $142,751          $193,025
10       $264,136  $2,300,000        $2,300,000        $2,300,000   $120,126        $165,557          $230,587
15       $453,150  $2,300,000        $2,300,000        $2,300,000   $167,191        $276,727          $468,463
20       $694,385  $2,300,000        $2,300,000        $2,300,000   $134,206        $336,276          $789,252
25     $1,002,269          $0        $2,300,000        $2,300,000         $0        $230,046        $1,237,398
30     $1,395,216          $0                $0        $2,300,000         $0              $0        $1,931,918
35     $1,896,726          $0                $0        $3,445,673         $0              $0        $3,281,593
40     $2,536,795          $0                $0        $5,640,284         $0              $0        $5,584,439
44     $3,174,003          $0                $0        $8,606,537         $0              $0        $8,521,324


                 CASH SURRENDER VALUE
YEAR     0%              6%               12%
----  -------------------------------------------
1            $0              $0                $0
2            $0              $0                $0
3        $2,538          $7,412           $12,713
4       $13,415         $21,420           $30,481
5       $25,725         $37,641           $51,678
6       $37,885         $54,511           $74,901
7       $49,582         $71,737          $100,028
8       $66,863         $95,569          $133,689
9       $83,398        $119,860          $170,134
10     $120,126        $165,557          $230,587
15     $167,191        $276,727          $468,463
20     $134,206        $336,276          $789,252
25           $0        $230,046        $1,237,398
30           $0              $0        $1,931,918
35           $0              $0        $3,281,593
40           $0              $0        $5,584,439
44           $0              $0        $8,521,324



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

-------------------------------------------------------------------------------


                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
        FLEXIBLE PREMIUM LAST SURVIVOR VARIABLE UNIVERSAL LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                             $2,000,000 FACE AMOUNT
  ISSUE AGES: 59 MALE STANDARD NON-NICOTINE / 57 FEMALE STANDARD NON-NICOTINE
                            $17,500 PLANNED PREMIUM
                   (BASED ON CURRENT, NON GUARANTEED CHARGES)



         TOTAL
       PREMIUMS
        WITH 5%                     DEATH BENEFIT                                   ACCOUNT VALUE
YEAR   INTEREST        0%                6%                12%          0%              6%               12%
-----------------------------------------------------------------------------------------------------------------
1         $18,375   $2,000,000        $2,000,000         $2,000,000     $9,992         $10,762            $11,536
2         $37,669   $2,000,000        $2,000,000         $2,000,000    $19,783         $21,951            $24,218
3         $57,927   $2,000,000        $2,000,000         $2,000,000    $29,385         $33,593            $38,172
4         $79,199   $2,000,000        $2,000,000         $2,000,000    $38,809         $45,717            $53,539
5        $101,533   $2,000,000        $2,000,000         $2,000,000    $48,050         $58,335            $70,454
6        $124,985   $2,000,000        $2,000,000         $2,000,000    $57,337         $71,703            $89,319
7        $149,609   $2,000,000        $2,000,000         $2,000,000    $66,419         $85,593           $110,067
8        $175,465   $2,000,000        $2,000,000         $2,000,000    $80,805        $105,716           $138,756
9        $202,613   $2,000,000        $2,000,000         $2,000,000    $94,865        $126,617           $170,302
10       $231,119   $2,000,000        $2,000,000         $2,000,000   $108,578        $148,303           $204,975
15       $396,506   $2,000,000        $2,000,000         $2,000,000   $172,155        $270,964           $441,108
20       $607,587   $2,000,000        $2,000,000         $2,000,000   $216,258        $408,954           $817,383
25       $876,985   $2,000,000        $2,000,000         $2,000,000   $221,487        $557,359         $1,456,959
30     $1,220,814   $2,000,000        $2,000,000         $2,679,866    $81,167        $631,672         $2,552,253
35     $1,659,636           $0        $2,000,000         $4,540,162         $0        $348,973         $4,365,541
40     $2,219,696           $0                $0         $7,510,583         $0              $0         $7,436,221
43     $2,627,503           $0                $0        $10,307,808         $0              $0        $10,205,751


                  CASH SURRENDER VALUE
YEAR     0%              6%               12%
----  --------------------------------------------
1            $0              $0                 $0
2            $0              $0                 $0
3          $805          $5,014             $9,593
4       $10,230         $17,138            $24,959
5       $21,058         $31,344            $43,462
6       $31,933         $46,299            $63,915
7       $42,603         $61,777            $86,251
8       $58,576         $83,487           $116,527
9       $74,225        $105,976           $149,662
10     $108,578        $148,303           $204,975
15     $172,155        $270,964           $441,108
20     $216,258        $408,954           $817,383
25     $221,487        $557,359         $1,456,959
30      $81,167        $631,672         $2,552,253
35           $0        $348,973         $4,365,541
40           $0              $0         $7,436,221
43           $0              $0        $10,205,751



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

50

-------------------------------------------------------------------------------


                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
        FLEXIBLE PREMIUM LAST SURVIVOR VARIABLE UNIVERSAL LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                             $2,000,000 FACE AMOUNT
  ISSUE AGES: 59 MALE STANDARD NON-NICOTINE / 57 FEMALE STANDARD NON-NICOTINE
                            $17,500 PLANNED PREMIUM
                         (BASED ON GUARANTEED CHARGES)



         TOTAL
       PREMIUMS
        WITH 5%                     DEATH BENEFIT                                  ACCOUNT VALUE
YEAR   INTEREST        0%                6%                12%         0%              6%               12%
---------------------------------------------------------------------------------------------------------------
1         $18,375   $2,000,000        $2,000,000        $2,000,000     $9,992         $10,762           $11,536
2         $37,669   $2,000,000        $2,000,000        $2,000,000    $19,783         $21,951           $24,218
3         $57,927   $2,000,000        $2,000,000        $2,000,000    $29,350         $33,557           $38,135
4         $79,199   $2,000,000        $2,000,000        $2,000,000    $38,662         $45,564           $53,379
5        $101,533   $2,000,000        $2,000,000        $2,000,000    $47,681         $57,944           $70,041
6        $124,985   $2,000,000        $2,000,000        $2,000,000    $56,591         $70,902           $88,461
7        $149,609   $2,000,000        $2,000,000        $2,000,000    $65,078         $84,137          $108,488
8        $175,465   $2,000,000        $2,000,000        $2,000,000    $78,583        $103,274          $136,078
9        $202,613   $2,000,000        $2,000,000        $2,000,000    $91,409        $122,776          $166,042
10       $231,119   $2,000,000        $2,000,000        $2,000,000   $103,368        $142,463          $198,437
15       $396,506   $2,000,000        $2,000,000        $2,000,000   $141,674        $235,470          $399,767
20       $607,587   $2,000,000        $2,000,000        $2,000,000   $104,312        $275,622          $661,625
25       $876,985           $0        $2,000,000        $2,000,000         $0        $151,252        $1,010,089
30     $1,220,814           $0                $0        $2,000,000         $0              $0        $1,496,559
35     $1,659,636           $0                $0        $2,579,282         $0              $0        $2,480,078
40     $2,219,696           $0                $0        $4,291,874         $0              $0        $4,249,380
43     $2,627,503           $0                $0        $5,901,250         $0              $0        $5,842,821


                 CASH SURRENDER VALUE
YEAR     0%              6%               12%
----  -------------------------------------------
1            $0              $0                $0
2            $0              $0                $0
3          $770          $4,978            $9,556
4       $10,083         $16,985           $24,800
5       $20,689         $30,953           $43,049
6       $31,187         $45,498           $63,057
7       $41,262         $60,321           $84,672
8       $56,355         $81,046          $113,850
9       $70,768        $102,136          $145,402
10     $103,368        $142,463          $198,437
15     $141,674        $235,470          $399,767
20     $104,312        $275,622          $661,625
25           $0        $151,252        $1,010,089
30           $0              $0        $1,496,559
35           $0              $0        $2,480,078
40           $0              $0        $4,249,380
43           $0              $0        $5,842,821



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

HARTFORD LIFE INSURANCE COMPANY                                           51

-------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-231-5453 to ask us questions, or to receive a copy of the Statement of Additional Information, free of charge. The Statement of Additional Information, which is considered a part of this Prospectus because it is incorporated by reference, contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your financial adviser for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 100 F Street, Room 1580 NE, Washington, DC 20549. Copies of documents filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Please call the SEC at 202-551-8090 for further information. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

811-07271

                                     PART B

-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION (PART B)
HARTFORD VARIABLE UNIVERSAL LIFE LAST SURVIVOR
SEPARATE ACCOUNT VL II
HARTFORD LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1, 2007



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2007

2

-------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                           PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                        SA-1

-------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life Insurance Company is controlled by Hartford Life and Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL II was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 21, 2007 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL II (the "Account") as of December 31, 2006, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 19, 2007, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").


Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2006: $1,537,327; 2005:
$1,342,384 and 2004: $1,767,277. HESCO did not retain any of these commissions.


HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are registered representatives ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

4

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT CHARGES


SALES LOAD -- The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.


REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 2001 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 2001 Commissioners' Standard Ordinary Mortality Table (ALB), Male or Female, Nonsmoker or Smoker Table, age last birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first 12 months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL II AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account VL II (the "Account") as of December 31, 2006 and the related statements of operations and changes in net assets, and the financial highlights for the respective stated periods then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life Insurance Company Separate Account VL II as of December 31, 2006, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 19, 2007

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                                 VPS INTERNATIONAL      VPS SMALL/MID-CAP
                                  VALUE PORTFOLIO        VALUE PORTFOLIO
                                  SUB-ACCOUNT (A)        SUB-ACCOUNT (B)
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        5,830                  8,489
                                     ==========             ==========
  Cost                                 $132,747               $143,029
                                     ==========             ==========
  Market Value                         $144,235               $152,806
 Due from Hartford Life
  Insurance Company                          --                     --
 Receivable from fund shares
  sold                                       --                     --
 Other assets                                --                     --
                                     ----------             ----------
 Total Assets                           144,235                152,806
                                     ----------             ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                     --
 Payable for fund shares
  purchased                                  --                     --
 Other liabilities                           --                     --
                                     ----------             ----------
 Total Liabilities                           --                     --
                                     ----------             ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $144,235               $152,806
                                     ==========             ==========

(a)  From inception, May 1, 2006 to December 31, 2006.

(b) Funded as of April 18, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AIM V.I. CAPITAL          AIM V.I. CORE            AIM V.I. MID CAP
                                 APPRECIATION FUND           EQUITY FUND             CORE EQUITY FUND
                                  SUB-ACCOUNT (C)        SUB-ACCOUNT (D)(E)            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        4,934                     382                     31,225
                                     ==========               =========                 ==========
  Cost                                 $120,843                  $9,609                   $401,416
                                     ==========               =========                 ==========
  Market Value                         $129,372                 $10,397                   $422,157
 Due from Hartford Life
  Insurance Company                          --                      --                         --
 Receivable from fund shares
  sold                                       --                      --                         --
 Other assets                                --                      --                         --
                                     ----------               ---------                 ----------
 Total Assets                           129,372                  10,397                    422,157
                                     ----------               ---------                 ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                      --                         --
 Payable for fund shares
  purchased                                  --                      --                         --
 Other liabilities                           --                      --                         --
                                     ----------               ---------                 ----------
 Total Liabilities                           --                      --                         --
                                     ----------               ---------                 ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $129,372                 $10,397                   $422,157
                                     ==========               =========                 ==========

                                                                                 AMERICAN FUNDS
                                AIM V.I. SMALL CAP      AIM V.I. CAPITAL             ASSET
                                    EQUITY FUND         DEVELOPMENT FUND        ALLOCATION FUND
                                  SUB-ACCOUNT (F)        SUB-ACCOUNT (G)          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       1,147                  2,132                  399,107
                                     =========              =========             ============
  Cost                                 $17,391                $37,945               $5,958,788
                                     =========              =========             ============
  Market Value                         $17,420                $39,299               $7,275,724
 Due from Hartford Life
  Insurance Company                         --                     --                       --
 Receivable from fund shares
  sold                                      --                     --                       --
 Other assets                               --                     --                        6
                                     ---------              ---------             ------------
 Total Assets                           17,420                 39,299                7,275,730
                                     ---------              ---------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                     --                       --
 Payable for fund shares
  purchased                                 --                     --                       --
 Other liabilities                          --                     --                       --
                                     ---------              ---------             ------------
 Total Liabilities                          --                     --                       --
                                     ---------              ---------             ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $17,420                $39,299               $7,275,730
                                     =========              =========             ============

(c)  Funded as of May 5, 2006.

(d) Effective April 28, 2006, AIM V.I. Premier Equity Fund merged with AIM V.I. Core Equity Fund.

(e)  From inception, April 28, 2006 to December 31, 2006.

(f)  Funded as of February 16, 2006.

(g)  Funded as of March 6, 2006.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                      BLUE CHIP
                                      INCOME AND            AMERICAN FUNDS
                                     GROWTH FUND              BOND FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        156,151                  93,481
                                     ============            ============
  Cost                                 $1,392,916              $1,041,595
                                     ============            ============
  Market Value                         $1,853,517              $1,077,836
 Due from Hartford Life
  Insurance Company                            --                      --
 Receivable from fund shares
  sold                                         --                      --
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           1,853,517               1,077,836
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                      --
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                              9                      --
                                     ------------            ------------
 Total Liabilities                              9                      --
                                     ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $1,853,508              $1,077,836
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                       GLOBAL              AMERICAN FUNDS            AMERICAN FUNDS
                                    GROWTH FUND              GROWTH FUND           GROWTH-INCOME FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        97,096                  156,900                  218,447
                                    ============            =============             ============
  Cost                                $1,385,910               $6,930,425               $6,772,825
                                    ============            =============             ============
  Market Value                        $2,261,357              $10,054,140               $9,216,263
 Due from Hartford Life
  Insurance Company                          179                    1,885                    3,573
 Receivable from fund shares
  sold                                        --                       --                       --
 Other assets                                 19                       77                       37
                                    ------------            -------------             ------------
 Total Assets                          2,261,555               10,056,102                9,219,873
                                    ------------            -------------             ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                       --                       --
 Payable for fund shares
  purchased                                  179                    1,885                    3,573
 Other liabilities                            --                       --                       --
                                    ------------            -------------             ------------
 Total Liabilities                           179                    1,885                    3,573
                                    ------------            -------------             ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $2,261,376              $10,054,217               $9,216,300
                                    ============            =============             ============

                                                                                   AMERICAN FUNDS
                                   AMERICAN FUNDS          AMERICAN FUNDS           GLOBAL SMALL
                                 INTERNATIONAL FUND        NEW WORLD FUND       CAPITALIZATION FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       181,421                  58,555                 142,759
                                    ============            ============            ============
  Cost                                $2,799,914                $869,743              $2,109,683
                                    ============            ============            ============
  Market Value                        $3,980,374              $1,253,069              $3,517,580
 Due from Hartford Life
  Insurance Company                        5,561                   1,563                   1,652
 Receivable from fund shares
  sold                                        --                      --                      --
 Other assets                                 --                      --                      36
                                    ------------            ------------            ------------
 Total Assets                          3,985,935               1,254,632               3,519,268
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                      --                      --
 Payable for fund shares
  purchased                                5,561                   1,563                   1,652
 Other liabilities                             3                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                         5,564                   1,563                   1,652
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $3,980,371              $1,253,069              $3,517,616
                                    ============            ============            ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     FIDELITY VIP            FIDELITY VIP
                                    ASSET MANAGER            EQUITY-INCOME
                                      PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         62,230                  478,398
                                     ============            =============
  Cost                                 $1,036,044              $11,155,067
                                     ============            =============
  Market Value                           $977,627              $12,534,018
 Due from Hartford Life
  Insurance Company                            --                       --
 Receivable from fund shares
  sold                                         --                       --
 Other assets                                  --                       33
                                     ------------            -------------
 Total Assets                             977,627               12,534,051
                                     ------------            -------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                       --
 Payable for fund shares
  purchased                                    --                       --
 Other liabilities                              1                       --
                                     ------------            -------------
 Total Liabilities                              1                       --
                                     ------------            -------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                            $977,626              $12,534,051
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY VIP           FIDELITY VIP           FIDELITY VIP
                                    CONTRAFUND              OVERSEAS               MID CAP
                                    PORTFOLIO              PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      13,781                  51,646                 5,073
                                    ==========            ============            ==========
  Cost                                $438,476                $983,665              $168,256
                                    ==========            ============            ==========
  Market Value                        $428,713              $1,237,945              $173,749
 Due from Hartford Life
  Insurance Company                         --                      --                    --
 Receivable from fund shares
  sold                                      --                      --                    --
 Other assets                               --                      --                    --
                                    ----------            ------------            ----------
 Total Assets                          428,713               1,237,945               173,749
                                    ----------            ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                      --                    --
 Payable for fund shares
  purchased                                 --                      --                    --
 Other liabilities                          --                      10                    --
                                    ----------            ------------            ----------
 Total Liabilities                          --                      10                    --
                                    ----------            ------------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $428,713              $1,237,935              $173,749
                                    ==========            ============            ==========

                                                         FRANKLIN SMALL
                                 FRANKLIN INCOME           CAP VALUE             MUTUAL SHARES
                                 SECURITIES FUND        SECURITIES FUND         SECURITIES FUND
                                 SUB-ACCOUNT (A)          SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      25,396                 108,515                  51,044
                                    ==========            ============            ============
  Cost                                $428,719              $1,412,151                $791,745
                                    ==========            ============            ============
  Market Value                        $440,879              $2,039,002              $1,044,877
 Due from Hartford Life
  Insurance Company                         --                      --                      --
 Receivable from fund shares
  sold                                      --                      --                      --
 Other assets                               --                       1                      --
                                    ----------            ------------            ------------
 Total Assets                          440,879               2,039,003               1,044,877
                                    ----------            ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                      --                      --
 Payable for fund shares
  purchased                                 --                      --                      --
 Other liabilities                          --                      --                      --
                                    ----------            ------------            ------------
 Total Liabilities                          --                      --                      --
                                    ----------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $440,879              $2,039,003              $1,044,877
                                    ==========            ============            ============

(a)  From inception, May 1, 2006 to December 31, 2006.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   TEMPLETON GROWTH        MUTUAL DISCOVERY
                                    SECURITIES FUND         SECURITIES FUND
                                    SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         2,503                   2,841
                                       =========               =========
  Cost                                   $38,755                 $60,134
                                       =========               =========
  Market Value:                          $39,880                 $61,733
 Due from Hartford Life
  Insurance Company                           --                      --
 Receivable from fund shares
  sold                                        --                      --
 Other assets                                 --                      --
                                       ---------               ---------
 Total Assets                             39,880                  61,733
                                       ---------               ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                      --
 Payable for fund shares
  purchased                                   --                      --
 Other liabilities                            --                      --
                                       ---------               ---------
 Total Liabilities                            --                      --
                                       ---------               ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                            $39,880                 $61,733
                                       =========               =========

(a)  From inception, May 1, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              HARTFORD TOTAL           HARTFORD CAPITAL
                                  HARTFORD ADVISERS            RETURN BOND               APPRECIATION
                                       HLS FUND                  HLS FUND                  HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         575,060                 1,364,966                   677,907
                                    ==============            ==============            ==============
  Cost                                 $14,689,534               $15,517,634               $31,611,600
                                    ==============            ==============            ==============
  Market Value:                        $12,995,508               $15,339,395               $36,260,565
 Due from Hartford Life
  Insurance Company                             39                       483                     6,248
 Receivable from fund shares
  sold                                          --                        --                        --
 Other assets                                   16                        62                        --
                                    --------------            --------------            --------------
 Total Assets                           12,995,563                15,339,940                36,266,813
                                    --------------            --------------            --------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             --                        --                        --
 Payable for fund shares
  purchased                                     39                       483                     6,248
 Other liabilities                              --                        --                        43
                                    --------------            --------------            --------------
 Total Liabilities                              39                       483                     6,291
                                    --------------            --------------            --------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $12,995,524               $15,339,457               $36,260,522
                                    ==============            ==============            ==============

                                  HARTFORD DIVIDEND        HARTFORD GLOBAL      HARTFORD GLOBAL
                                      AND GROWTH              ADVISERS              LEADERS
                                       HLS FUND               HLS FUND              HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         658,625                2,620                  263
                                    ==============            =========             ========
  Cost                                 $12,799,017              $29,163               $3,222
                                    ==============            =========             ========
  Market Value:                        $15,011,042              $33,313               $5,289
 Due from Hartford Life
  Insurance Company                          2,420                   --                   --
 Receivable from fund shares
  sold                                          --                   --                   --
 Other assets                                   33                   --                   --
                                    --------------            ---------             --------
 Total Assets                           15,013,495               33,313                5,289
                                    --------------            ---------             --------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                             --                   --                   --
 Payable for fund shares
  purchased                                  2,420                   --                   --
 Other liabilities                              --                   --                   --
                                    --------------            ---------             --------
 Total Liabilities                           2,420                   --                   --
                                    --------------            ---------             --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $15,011,075              $33,313               $5,289
                                    ==============            =========             ========

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  HARTFORD GLOBAL     HARTFORD DISCIPLINED
                                    TECHNOLOGY               EQUITY
                                     HLS FUND               HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      1,293                  60,932
                                      =======              ==========
  Cost                                 $8,281                $708,996
                                      =======              ==========
  Market Value                         $7,816                $858,159
 Due from Hartford Life
  Insurance Company                        --                      --
 Receivable from fund shares
  sold                                     --                      --
 Other assets                              --                      --
                                      -------              ----------
 Total Assets                           7,816                 858,159
                                      -------              ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                      --
 Payable for fund shares
  purchased                                --                      --
 Other liabilities                         --                      --
                                      -------              ----------
 Total Liabilities                         --                      --
                                      -------              ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $7,816                $858,159
                                      =======              ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD GROWTH                               HARTFORD INTERNATIONAL
                                  OPPORTUNITIES          HARTFORD INDEX            SMALL COMPANY
                                     HLS FUND               HLS FUND                  HLS FUND
                                   SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       7,962                  443,929                  24,538
                                    ==========            =============              ==========
  Cost                                $180,576              $12,538,688                $353,010
                                    ==========            =============              ==========
  Market Value                        $239,889              $14,367,474                $411,572
 Due from Hartford Life
  Insurance Company                         --                       --                      --
 Receivable from fund shares
  sold                                      --                       --                      --
 Other assets                                1                       35                      --
                                    ----------            -------------              ----------
 Total Assets                          239,890               14,367,509                 411,572
                                    ----------            -------------              ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                       --                      --
 Payable for fund shares
  purchased                                 --                       --                      --
 Other liabilities                          --                       --                      --
                                    ----------            -------------              ----------
 Total Liabilities                          --                       --                      --
                                    ----------            -------------              ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $239,890              $14,367,509                $411,572
                                    ==========            =============              ==========

                                HARTFORD INTERNATIONAL                              HARTFORD MIDCAP
                                    OPPORTUNITIES           HARTFORD MIDCAP              VALUE
                                       HLS FUND                 HLS FUND                HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        585,955                  227,640                  81,567
                                     ============             ============            ============
  Cost                                 $7,783,781               $4,931,339              $1,010,178
                                     ============             ============            ============
  Market Value                         $8,918,100               $6,144,232              $1,156,491
 Due from Hartford Life
  Insurance Company                            --                      179                      --
 Receivable from fund shares
  sold                                         --                       --                      --
 Other assets                                  16                       --                       1
                                     ------------             ------------            ------------
 Total Assets                           8,918,116                6,144,411               1,156,492
                                     ------------             ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                       --                      --
 Payable for fund shares
  purchased                                    --                      179                      --
 Other liabilities                             --                       10                      --
                                     ------------             ------------            ------------
 Total Liabilities                             --                      189                      --
                                     ------------             ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $8,918,116               $6,144,222              $1,156,492
                                     ============             ============            ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    HARTFORD MONEY        HARTFORD MORTGAGE
                                        MARKET                SECURITIES
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      7,159,682                 123,354
                                     ============            ============
  Cost                                 $7,159,682              $1,394,526
                                     ============            ============
  Market Value                         $7,159,682              $1,334,152
 Due from Hartford Life
  Insurance Company                            --                      --
 Receivable from fund shares
  sold                                         --                      --
 Other assets                                 885                       2
                                     ------------            ------------
 Total Assets                           7,160,567               1,334,154
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                      --
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                     ------------            ------------
 Total Liabilities                             --                      --
                                     ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $7,160,567              $1,334,154
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HARTFORD SMALL                                  HARTFORD VALUE
                                      COMPANY              HARTFORD STOCK          OPPORTUNITIES
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       250,303                  343,934                50,160
                                    ============            =============            ==========
  Cost                                $3,775,088              $18,438,830              $793,809
                                    ============            =============            ==========
  Market Value                        $4,772,494              $18,081,723              $989,931
 Due from Hartford Life
  Insurance Company                           --                       --                 2,344
 Receivable from fund shares
  sold                                        --                   11,328                    --
 Other assets                                 --                       29                     1
                                    ------------            -------------            ----------
 Total Assets                          4,772,494               18,093,080               992,276
                                    ------------            -------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                   11,328                    --
 Payable for fund shares
  purchased                                   --                       --                 2,344
 Other liabilities                            21                       --                    --
                                    ------------            -------------            ----------
 Total Liabilities                            21                   11,328                 2,344
                                    ------------            -------------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $4,772,473              $18,081,752              $989,932
                                    ============            =============            ==========

                                   LORD ABBETT            LORD ABBETT
                                 AMERICA'S VALUE       GROWTH AND INCOME           MFS NEW
                                    PORTFOLIO              PORTFOLIO           DISCOVERY SERIES
                                 SUB-ACCOUNT (H)        SUB-ACCOUNT (H)          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      3,004                  2,508                   6,868
                                    =========              =========              ==========
  Cost                                $45,609                $72,903                 $95,434
                                    =========              =========              ==========
  Market Value                        $45,896                $73,587                $119,644
 Due from Hartford Life
  Insurance Company                        --                     --                      --
 Receivable from fund shares
  sold                                     --                     --                      --
 Other assets                              --                     --                       1
                                    ---------              ---------              ----------
 Total Assets                          45,896                 73,587                 119,645
                                    ---------              ---------              ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                     --                      --
 Payable for fund shares
  purchased                                --                     --                      --
 Other liabilities                         --                     --                      --
                                    ---------              ---------              ----------
 Total Liabilities                         --                     --                      --
                                    ---------              ---------              ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $45,896                $73,587                $119,645
                                    =========              =========              ==========

(h) Funded as of January 4, 2006.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            OPPENHEIMER
                                                              CAPITAL
                                      MFS TOTAL             APPRECIATION
                                    RETURN SERIES             FUND/VA
                                     SUB-ACCOUNT          SUB-ACCOUNT (I)
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         68,042                 3,162
                                     ============            ==========
  Cost                                 $1,388,397              $117,118
                                     ============            ==========
  Market Value                         $1,489,444              $129,908
 Due from Hartford Life
  Insurance Company                            --                    --
 Receivable from fund shares
  sold                                         --                    --
 Other assets                                  --                    --
                                     ------------            ----------
 Total Assets                           1,489,444               129,908
                                     ------------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                    --
 Payable for fund shares
  purchased                                    --                    --
 Other liabilities                              1                    --
                                     ------------            ----------
 Total Liabilities                              1                    --
                                     ------------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $1,489,443              $129,908
                                     ============            ==========

(i)  Funded as of June 28, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   OPPENHEIMER            PUTNAM VT             PUTNAM VT
                                GLOBAL SECURITIES        DIVERSIFIED           GLOBAL ASSET
                                     FUND/VA             INCOME FUND         ALLOCATION FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       7,494                12,140                56,265
                                    ==========            ==========            ==========
  Cost                                $255,475              $131,747              $963,913
                                    ==========            ==========            ==========
  Market Value                        $273,452              $107,923              $928,377
 Due from Hartford Life
  Insurance Company                         --                    --                    --
 Receivable from fund shares
  sold                                      --                    --                    --
 Other assets                               --                    --                     2
                                    ----------            ----------            ----------
 Total Assets                          273,452               107,923               928,379
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                    --                    --
 Payable for fund shares
  purchased                                 --                    --                    --
 Other liabilities                          --                    --                    --
                                    ----------            ----------            ----------
 Total Liabilities                          --                    --                    --
                                    ----------            ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $273,452              $107,923              $928,379
                                    ==========            ==========            ==========

                                     PUTNAM VT           PUTNAM VT         PUTNAM VT
                                       GLOBAL           GROWTH AND           HEALTH
                                    EQUITY FUND         INCOME FUND      SCIENCES FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       357,005             387,296           10,559
                                    ============       =============       ==========
  Cost                                $6,336,833         $10,219,486         $112,401
                                    ============       =============       ==========
  Market Value                        $4,883,826         $11,440,672         $144,548
 Due from Hartford Life
  Insurance Company                           --               3,122               --
 Receivable from fund shares
  sold                                        --                  --               --
 Other assets                                 11                  16                1
                                    ------------       -------------       ----------
 Total Assets                          4,883,837          11,443,810          144,549
                                    ------------       -------------       ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                           --                  --               --
 Payable for fund shares
  purchased                                   --               3,122               --
 Other liabilities                            --                  --               --
                                    ------------       -------------       ----------
 Total Liabilities                            --               3,122               --
                                    ------------       -------------       ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $4,883,837         $11,440,688         $144,549
                                    ============       =============       ==========

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                      PUTNAM VT               PUTNAM VT
                                   HIGH YIELD FUND           INCOME FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        374,006                 217,738
                                     ============            ============
  Cost                                 $4,277,846              $2,743,157
                                     ============            ============
  Market Value                         $2,928,253              $2,765,175
 Due from Hartford Life
  Insurance Company                            --                      --
 Receivable from fund shares
  sold                                         --                      --
 Other assets                                  --                      --
                                     ------------            ------------
 Total Assets                           2,928,253               2,765,175
                                     ------------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                            --                      --
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                              4                      --
                                     ------------            ------------
 Total Liabilities                              4                      --
                                     ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $2,928,249              $2,765,175
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM VT
                                  INTERNATIONAL            PUTNAM VT                PUTNAM VT
                                    GROWTH AND           INTERNATIONAL          INTERNATIONAL NEW
                                   INCOME FUND            EQUITY FUND          OPPORTUNITIES FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       5,351                 161,959                  1,401
                                    ==========            ============              =========
  Cost                                 $76,584              $2,799,318                $21,057
                                    ==========            ============              =========
  Market Value                        $103,384              $3,364,968                $25,690
 Due from Hartford Life
  Insurance Company                         --                      --                     --
 Receivable from fund shares
  sold                                      --                      --                     --
 Other assets                               --                      --                     --
                                    ----------            ------------              ---------
 Total Assets                          103,384               3,364,968                 25,690
                                    ----------            ------------              ---------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                      --                     --
 Payable for fund shares
  purchased                                 --                      --                     --
 Other liabilities                          --                      10                     --
                                    ----------            ------------              ---------
 Total Liabilities                          --                      10                     --
                                    ----------            ------------              ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $103,384              $3,364,958                $25,690
                                    ==========            ============              =========


                                                       PUTNAM VT              PUTNAM VT
                                    PUTNAM VT            MONEY                   NEW
                                 INVESTORS FUND       MARKET FUND         OPPORTUNITIES FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      7,359              578                    268,975
                                    =========            =====               ============
  Cost                                $70,311             $578                 $5,085,589
                                    =========            =====               ============
  Market Value                        $90,292             $578                 $5,475,712
 Due from Hartford Life
  Insurance Company                        --               --                         --
 Receivable from fund shares
  sold                                     --               --                         --
 Other assets                              --                2                         --
                                    ---------            -----               ------------
 Total Assets                          90,292              580                  5,475,712
                                    ---------            -----               ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --               --                         --
 Payable for fund shares
  purchased                                --               --                         --
 Other liabilities                         --               --                          1
                                    ---------            -----               ------------
 Total Liabilities                         --               --                          1
                                    ---------            -----               ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $90,292             $580                 $5,475,711
                                    =========            =====               ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                           PUTNAM VT
                                     PUTNAM VT               OTC &
                                        NEW                 EMERGING
                                     VALUE FUND           GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       20,523                13,566
                                     ==========            ==========
  Cost                                 $249,249              $219,483
                                     ==========            ==========
  Market Value                         $379,065              $100,118
 Due from Hartford Life
  Insurance Company                          --                    --
 Receivable from fund shares
  sold                                       --                    --
 Other assets                                --                     1
                                     ----------            ----------
 Total Assets                           379,065               100,119
                                     ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                    --
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                           --                    --
                                     ----------            ----------
 Total Liabilities                           --                    --
                                     ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $379,065              $100,119
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          PUTNAM VT            PUTNAM VT
                                    PUTNAM VT            THE GEORGE            UTILITIES
                                    SMALL CAP            PUTNAM FUND           GROWTH AND
                                    VALUE FUND            OF BOSTON           INCOME FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      14,119                7,396                31,235
                                    ==========            =========            ==========
  Cost                                $336,393              $74,388              $465,419
                                    ==========            =========            ==========
  Market Value                        $342,678              $92,234              $556,916
 Due from Hartford Life
  Insurance Company                         --                   --                    --
 Receivable from fund shares
  sold                                      --                   --                    --
 Other assets                               --                   --                    --
                                    ----------            ---------            ----------
 Total Assets                          342,678               92,234               556,916
                                    ----------            ---------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                   --                    --
 Payable for fund shares
  purchased                                 --                   --                    --
 Other liabilities                          --                   --                    --
                                    ----------            ---------            ----------
 Total Liabilities                          --                   --                    --
                                    ----------            ---------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $342,678              $92,234              $556,916
                                    ==========            =========            ==========


                                                                          PUTNAM VT
                                    PUTNAM VT          PUTNAM VT           CAPITAL
                                    VISTA FUND       VOYAGER FUND     OPPORTUNITIES FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       7,218             292,476            11,512
                                    ==========       =============        ==========
  Cost                                $168,767         $10,529,884          $169,973
                                    ==========       =============        ==========
  Market Value                        $107,984          $8,847,376          $196,167
 Due from Hartford Life
  Insurance Company                         --               2,493                --
 Receivable from fund shares
  sold                                      --                  --                --
 Other assets                                2                   5                --
                                    ----------       -------------        ----------
 Total Assets                          107,986           8,849,874           196,167
                                    ----------       -------------        ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                         --                  --                --
 Payable for fund shares
  purchased                                 --               2,493                --
 Other liabilities                          --                  --                --
                                    ----------       -------------        ----------
 Total Liabilities                          --               2,493                --
                                    ----------       -------------        ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $107,986          $8,847,381          $196,167
                                    ==========       =============        ==========

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     PUTNAM VT
                                       EQUITY             VAN KAMPEN LIT
                                    INCOME FUND              COMSTOCK
                                    SUB-ACCOUNT          SUB-ACCOUNT (H)
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       26,059                  90,810
                                     ==========            ============
  Cost                                 $322,020              $1,200,143
                                     ==========            ============
  Market Value                         $411,479              $1,334,909
 Due from Hartford Life
  Insurance Company                          --                      --
 Receivable from fund shares
  sold                                       --                      --
 Other assets                                 1                      --
                                     ----------            ------------
 Total Assets                           411,480               1,334,909
                                     ----------            ------------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                          --                      --
 Payable for fund shares
  purchased                                  --                      --
 Other liabilities                           --                      --
                                     ----------            ------------
 Total Liabilities                           --                      --
                                     ----------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $411,480              $1,334,909
                                     ==========            ============

(h) Funded as of January 4, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                        UNITS
                                                                      OWNED BY              UNIT FAIR        CONTRACT
                                                                    PARTICIPANTS             VALUE #         LIABILITY
-------------------------------------------------------------------------------------------------------------------------
DEFERRED LIFE CONTRACTS (BY SUB-ACCOUNT):
AllianceBernstein VPS International Value Portfolio -- Class
 B                                                                          11,713            $12.314196         $144,235
AllianceBernstein VPS Small/Mid-Cap Value Portfolio -- Class
 B                                                                          13,310             11.480951          152,806
AIM V.I. Capital Appreciation Fund -- Class S1                              11,488             11.261514          129,372
AIM V.I. Core Equity Fund -- Class S1                                          717             14.507758           10,397
AIM V.I. Mid Cap Core Equity Fund -- Class S1                               27,196             15.522798          422,157
AIM V.I. Small Cap Equity Fund -- Class S1                                   1,422             12.253694           17,420
AIM V.I. Capital Development Fund -- Class S1                                3,272             12.010285           39,299
American Funds Asset Allocation Fund -- Class 2                            485,222             14.994647        7,275,730
American Funds Blue Chip Income and Growth Fund -- Class 2                 115,649             16.027025        1,853,508
American Funds Bond Fund -- Class 2                                         90,896             11.857928        1,077,836
American Funds Global Growth Fund -- Class 2                             1,511,982              1.495637        2,261,376
American Funds Growth Fund -- Class 2                                    8,524,634              1.179431       10,054,217
American Funds Growth-Income Fund -- Class 2                             6,314,416              1.459565        9,216,300
American Funds International Fund -- Class 2                               183,793             21.656876        3,980,371
American Funds New World Fund -- Class 2                                    53,030             23.629455        1,253,069
American Funds Global Small Capitalization Fund -- Class 2               1,730,266              2.032992        3,517,616
Fidelity VIP Asset Manager Portfolio -- Class INIT                         430,048              2.273295          977,626
Fidelity VIP Equity-Income Portfolio -- Class INIT                       3,800,993              3.297550       12,533,966
Fidelity VIP Equity-Income Portfolio -- Class SRV2                               7             12.458100               85
Fidelity VIP Contrafund Portfolio -- Class SRV2                             35,991             11.911647          428,713
Fidelity VIP Overseas Portfolio -- Class INIT                              487,539              2.539150        1,237,935
Fidelity VIP Mid Cap Portfolio -- Class SRV2                                14,539             11.950350          173,749
Franklin Income Securities Fund -- Class 2                                  38,528             11.443038          440,879
Franklin Small Cap Value Securities Fund -- Class 2                        106,403             19.163059        2,039,003
Mutual Shares Securities Fund -- Class 2                                    62,316             16.767268        1,044,877
Templeton Growth Securities Fund -- Class 2                                  3,414             11.681704           39,880
Mutual Discovery Securities Fund -- Class 2                                  5,400             11.432675           61,733
Hartford Advisers HLS Fund -- Class IA                                   4,066,268              3.195934       12,995,524
Hartford Total Return Bond HLS Fund -- Class IA                          6,493,535              2.362266       15,339,457
Hartford Capital Appreciation HLS Fund -- Class IA                       5,519,708              6.569283       36,260,522
Hartford Dividend and Growth HLS Fund -- Class IA                        3,689,702              4.068371       15,011,075
Hartford Global Advisers HLS Fund -- Class IA                               21,721              1.533670           33,313
Hartford Global Leaders HLS Fund -- Class IA                                 4,093              1.292115            5,289
Hartford Global Technology HLS Fund -- Class IA                              8,599              0.908928            7,816
Hartford Disciplined Equity HLS Fund -- Class IA                           559,146              1.534766          858,159
Hartford Growth Opportunities HLS Fund -- Class IA                          13,012             18.435854          239,890
Hartford Index HLS Fund -- Class IA                                      3,816,601              3.764477       14,367,509
Hartford International Small Company HLS Fund -- Class IA                   17,780             23.147960          411,572
Hartford International Opportunities HLS Fund -- Class IA                3,027,541              2.945663        8,918,116
Hartford MidCap HLS Fund -- Class IA                                     1,690,638              3.634263        6,144,222
Hartford MidCap Value HLS Fund -- Class IA                                  60,874             18.998199        1,156,492
Hartford Money Market HLS Fund -- Class IA                               4,274,739              1.675089        7,160,567
Hartford Mortgage Securities HLS Fund -- Class IA                          623,722              2.139020        1,334,154
Hartford Small Company HLS Fund -- Class IA                              2,141,270              2.228805        4,772,473
Hartford Stock HLS Fund -- Class IA                                      4,700,981              3.846378       18,081,752
Hartford Value Opportunities HLS Fund -- Class IA                           52,450             18.873752          989,932
Lord Abbett America's Value Portfolio -- Class VC                            4,003             11.466028           45,896

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      UNITS
                                     OWNED BY         UNIT FAIR      CONTRACT
                                   PARTICIPANTS        VALUE #       LIABILITY
--------------------------------------------------------------------------------
Lord Abbett Growth and Income
 Portfolio -- Class VC                   6,051         $12.161720        $73,587
MFS New Discovery Series --
 Class INIT                              7,779          15.380400        119,645
MFS Total Return Series --
 Class INIT                            107,921          13.801173      1,489,443
Oppenheimer Capital
 Appreciation Fund/VA --
 Class SRV                              11,584          11.214030        129,908
Oppenheimer Global Securities
 Fund/VA -- Class SRV                   21,754          12.570301        273,452
Putnam VT Diversified Income
 Fund -- Class IA                        5,184          20.819828        107,923
Putnam VT Global Asset
 Allocation Fund -- Class IA            32,354          28.694786        928,379
Putnam VT Global Equity Fund
 -- Class IA                           163,885          29.800420      4,883,837
Putnam VT Growth and Income
 Fund -- Class IA                      307,025          37.228527     11,430,074
Putnam VT Growth and Income
 Fund -- Class IB                          689          15.399391         10,614
Putnam VT Health Sciences
 Fund -- Class IA                       10,046          14.388482        144,549
Putnam VT High Yield Fund --
 Class IA                              115,130          25.143715      2,894,801
Putnam VT High Yield Fund --
 Class IB                                2,428          13.775449         33,448
Putnam VT Income Fund --
 Class IA                              129,051          21.318359      2,751,160
Putnam VT Income Fund --
 Class IB                                1,260          11.120988         14,015
Putnam VT International
 Growth and Income Fund --
 Class IA                                4,997          20.691059        103,384
Putnam VT International
 Equity Fund -- Class IA               163,094          20.138797      3,284,508
Putnam VT International
 Equity Fund -- Class IB                 4,080          19.719498         80,450
Putnam VT International New
 Opportunities Fund -- Class
 IA                                      1,500          17.128684         25,690
Putnam VT Investors Fund --
 Class IA                                7,379          12.236223         90,292
Putnam VT Money Market Fund
 -- Class IA                               349           1.662379            580
Putnam VT New Opportunities
 Fund -- Class IA                      222,149          24.472443      5,436,516
Putnam VT New Opportunities
 Fund -- Class IB                        2,583          15.175568         39,195
Putnam VT New Value Fund --
 Class IA                               17,486          21.678201        379,065
Putnam VT OTC & Emerging
 Growth Fund -- Class IA                12,555           7.974374        100,119
Putnam VT Small Cap Value
 Fund -- Class IB                       29,037          11.801519        342,678
Putnam VT The George Putnam
 Fund of Boston -- Class IA              5,797          15.910698         92,234
Putnam VT Utilities Growth
 and Income Fund -- Class IA            17,575          31.688447        556,916
Putnam VT Vista Fund -- Class
 IA                                      7,923          13.629598        107,986
Putnam VT Voyager Fund --
 Class IA                              274,189          32.251178      8,842,923
Putnam VT Voyager Fund --
 Class IB                                  340          13.125279          4,458
Putnam VT Capital
 Opportunities Fund -- Class
 IB                                     10,878          18.033203        196,167
Putnam VT Equity Income Fund
 -- Class IB                            25,822          15.934960        411,480
Van Kampen LIT Comstock --
 Class II                              110,821          12.045674      1,334,909

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                  VPS INTERNATIONAL       VPS SMALL/MID-CAP
                                   VALUE PORTFOLIO         VALUE PORTFOLIO
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (B)
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                     $99
                                      ---------               ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      13                      74
 Net realized gain on
  distributions                              --                   2,912
 Net unrealized appreciation
  (depreciation) of
  investments during the year            11,488                   9,777
                                      ---------               ---------
  Net gain (loss) on
   investments                           11,501                  12,763
                                      ---------               ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $11,501                 $12,862
                                      =========               =========

(a)  From inception, May 1, 2006 to December 31, 2006.

(b) Funded as of April 18, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AIM V.I. CAPITAL         AIM V.I. CORE        AIM V.I. MID CAP
                                 APPRECIATION FUND         EQUITY FUND         CORE EQUITY FUND
                                  SUB-ACCOUNT (C)      SUB-ACCOUNT (D)(E)         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $73                   $154                  $3,602
                                      -------                -------               ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    98                  1,131                    (501)
 Net realized gain on
  distributions                            --                     --                  38,382
 Net unrealized appreciation
  (depreciation) of
  investments during the year           8,529                     66                  (3,701)
                                      -------                -------               ---------
  Net gain (loss) on
   investments                          8,627                  1,197                  34,180
                                      -------                -------               ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $8,700                 $1,351                 $37,782
                                      =======                =======               =========

                                                                                AMERICAN FUNDS
                                AIM V.I. SMALL CAP      AIM V.I. CAPITAL            ASSET
                                    EQUITY FUND         DEVELOPMENT FUND       ALLOCATION FUND
                                  SUB-ACCOUNT (F)        SUB-ACCOUNT (G)         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                    $ --                $151,283
                                       -----                 -------              ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (52)                  1,074                     290
 Net realized gain on
  distributions                          692                     679                  84,067
 Net unrealized appreciation
  (depreciation) of
  investments during the year             29                   1,354                 647,100
                                       -----                 -------              ----------
  Net gain (loss) on
   investments                           669                   3,107                 731,457
                                       -----                 -------              ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $669                  $3,107                $882,740
                                       =====                 =======              ==========

(c)  Funded as of May 5, 2006.

(d) Effective April 28, 2006, AIM V.I. Premier Equity Fund merged with AIM V.I. Core Equity Fund.

(e)  From inception, April 28, 2006 to December 31, 2006.

(f)  Funded as of February 16, 2006.

(g)  Funded as of March 6, 2006.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                     BLUE CHIP
                                     INCOME AND         AMERICAN FUNDS
                                    GROWTH FUND            BOND FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $22,861              $36,234
                                     ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (8,531)                 150
 Net realized gain on
  distributions                         103,386                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           161,130               28,419
                                     ----------            ---------
  Net gain (loss) on
   investments                          255,985               28,569
                                     ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $278,846              $64,803
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AMERICAN FUNDS
                                      GLOBAL            AMERICAN FUNDS          AMERICAN FUNDS
                                   GROWTH FUND           GROWTH FUND          GROWTH-INCOME FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $22,641               $76,385                 $135,692
                                    ----------            ----------             ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 69,281                (5,338)                  23,537
 Net realized gain on
  distributions                             --                59,820                  212,441
 Net unrealized appreciation
  (depreciation) of
  investments during the year          361,906               763,834                  866,231
                                    ----------            ----------             ------------
  Net gain (loss) on
   investments                         431,187               818,316                1,102,209
                                    ----------            ----------             ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $453,828              $894,701               $1,237,901
                                    ==========            ==========             ============

                                                                                 AMERICAN FUNDS
                                   AMERICAN FUNDS         AMERICAN FUNDS          GLOBAL SMALL
                                 INTERNATIONAL FUND       NEW WORLD FUND      CAPITALIZATION FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $59,721                $13,419                $13,883
                                     ----------             ----------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  12,815                    430                 (9,924)
 Net realized gain on
  distributions                          31,706                  6,709                155,152
 Net unrealized appreciation
  (depreciation) of
  investments during the year           491,940                240,567                479,087
                                     ----------             ----------             ----------
  Net gain (loss) on
   investments                          536,461                247,706                624,315
                                     ----------             ----------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $596,182               $261,125               $638,198
                                     ==========             ==========             ==========

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   FIDELITY VIP           FIDELITY VIP
                                   ASSET MANAGER         EQUITY-INCOME
                                     PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $28,495                $396,634
                                     ---------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (14,816)                 51,527
 Net realized gain on
  distributions                             --               1,434,306
 Net unrealized appreciation
  (depreciation) of
  investments during the year           58,402                 285,150
                                     ---------            ------------
  Net gain (loss) on
   investments                          43,586               1,770,983
                                     ---------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $72,081              $2,167,617
                                     =========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  FIDELITY VIP          FIDELITY VIP        FIDELITY VIP
                                   CONTRAFUND             OVERSEAS             MID CAP
                                    PORTFOLIO            PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,738               $11,205                $25
                                    ---------            ----------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (197)               19,689               (793)
 Net realized gain on
  distributions                        30,705                 7,789              1,697
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (10,524)              157,814              5,262
                                    ---------            ----------            -------
  Net gain (loss) on
   investments                         19,984               185,292              6,166
                                    ---------            ----------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $22,722              $196,497             $6,191
                                    =========            ==========            =======

                                                       FRANKLIN SMALL
                                 FRANKLIN INCOME         CAP VALUE           MUTUAL SHARES
                                 SECURITIES FUND      SECURITIES FUND       SECURITIES FUND
                                 SUB-ACCOUNT (A)        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --               $13,828               $13,537
                                    ---------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     4                48,014                 6,942
 Net realized gain on
  distributions                            --                77,381                34,476
 Net unrealized appreciation
  (depreciation) of
  investments during the year          12,160               194,193               110,523
                                    ---------            ----------            ----------
  Net gain (loss) on
   investments                         12,164               319,588               151,941
                                    ---------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $12,164              $333,416              $165,478
                                    =========            ==========            ==========

(a)  From inception, May 1, 2006 to December 31, 2006.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  TEMPLETON GROWTH      MUTUAL DISCOVERY
                                   SECURITIES FUND       SECURITIES FUND
                                   SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                  $ --
                                       -------               -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      1                    20
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,125                 1,599
                                       -------               -------
  Net gain (loss) on
   investments                           1,126                 1,619
                                       -------               -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,126                $1,619
                                       =======               =======

(a)  From inception, May 1, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HARTFORD TOTAL        HARTFORD CAPITAL
                                 HARTFORD ADVISERS         RETURN BOND            APPRECIATION
                                      HLS FUND               HLS FUND               HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $296,034              $736,711                $462,870
                                    ------------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   13,525                 4,110                 175,460
 Net realized gain on
  distributions                          919,989                 1,927               4,351,050
 Net unrealized appreciation
  (depreciation) of
  investments during the year             31,436               (80,979)                316,773
                                    ------------            ----------            ------------
  Net gain (loss) on
   investments                           964,950               (74,942)              4,843,283
                                    ------------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,260,984              $661,769              $5,306,153
                                    ============            ==========            ============

                                 HARTFORD DIVIDEND       HARTFORD GLOBAL      HARTFORD GLOBAL
                                     AND GROWTH             ADVISERS              LEADERS
                                      HLS FUND              HLS FUND             HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $245,595               $1,043                $40
                                    ------------            ---------              -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   34,823               14,171                 94
 Net realized gain on
  distributions                        1,039,832                1,238                281
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,238,417              (11,002)               259
                                    ------------            ---------              -----
  Net gain (loss) on
   investments                         2,313,072                4,407                634
                                    ------------            ---------              -----
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,558,667               $5,450               $674
                                    ============            =========              =====

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  HARTFORD GLOBAL     HARTFORD DISCIPLINED
                                    TECHNOLOGY               EQUITY
                                     HLS FUND               HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                  $9,132
                                      -------               ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,920                  13,731
 Net realized gain on
  distributions                            --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (40)                 74,731
                                      -------               ---------
  Net gain (loss) on
   investments                          1,880                  88,462
                                      -------               ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,880                 $97,594
                                      =======               =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD GROWTH                             HARTFORD INTERNATIONAL
                                  OPPORTUNITIES         HARTFORD INDEX            SMALL COMPANY
                                    HLS FUND               HLS FUND                 HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,830                $232,399                  $6,853
                                    ---------            ------------               ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                22,688                  35,101                   3,324
 Net realized gain on
  distributions                        26,179               1,494,501                  43,409
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (28,248)                196,196                  31,863
                                    ---------            ------------               ---------
  Net gain (loss) on
   investments                         20,619               1,725,798                  78,596
                                    ---------            ------------               ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $22,449              $1,958,197                 $85,449
                                    =========            ============               =========

                                HARTFORD INTERNATIONAL                            HARTFORD MIDCAP
                                    OPPORTUNITIES           HARTFORD MIDCAP            VALUE
                                       HLS FUND                HLS FUND               HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $215,315                 $64,476                $9,888
                                     ------------             -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   145,026                 155,279                 2,787
 Net realized gain on
  distributions                           659,317                 937,752               123,943
 Net unrealized appreciation
  (depreciation) of
  investments during the year             742,589                (429,168)               33,754
                                     ------------             -----------            ----------
  Net gain (loss) on
   investments                          1,546,932                 663,863               160,484
                                     ------------             -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,762,247                $728,339              $170,372
                                     ============             ===========            ==========

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   HARTFORD MONEY       HARTFORD MORTGAGE
                                       MARKET               SECURITIES
                                      HLS FUND               HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $314,207               $129,159
                                     ----------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      --                  1,030
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --                (75,187)
                                     ----------             ----------
  Net gain (loss) on
   investments                               --                (74,157)
                                     ----------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $314,207                $55,002
                                     ==========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD SMALL                                    HARTFORD VALUE
                                         COMPANY                HARTFORD STOCK         OPPORTUNITIES
                                        HLS FUND                   HLS FUND               HLS FUND
                                       SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $8,588                   $228,675               $12,562
                                       -----------               ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    262,048                   (514,654)               51,137
 Net realized gain on
  distributions                            715,797                    998,997               146,244
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (325,746)                 1,687,345                (4,138)
                                       -----------               ------------            ----------
  Net gain (loss) on
   investments                             652,099                  2,171,688               193,243
                                       -----------               ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                             $660,687                 $2,400,363              $205,805
                                       ===========               ============            ==========

                                                        LORD ABBETT
                                   LORD ABBETT          GROWTH AND
                                 AMERICA'S VALUE          INCOME               MFS NEW
                                    PORTFOLIO            PORTFOLIO        DISCOVERY SERIES
                                 SUB-ACCOUNT (H)      SUB-ACCOUNT (H)        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $1,060                 $872                  $ --
                                     -------              -------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   14                   11                (3,333)
 Net realized gain on
  distributions                          883                2,336                 2,694
 Net unrealized appreciation
  (depreciation) of
  investments during the year            287                  684                12,079
                                     -------              -------             ---------
  Net gain (loss) on
   investments                         1,184                3,031                11,440
                                     -------              -------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,244               $3,903               $11,440
                                     =======              =======             =========

(h) Funded as of January 4, 2006.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                 OPPENHEIMER
                                                                   CAPITAL
                                            MFS TOTAL           APPRECIATION
                                          RETURN SERIES            FUND/VA
                                           SUB-ACCOUNT         SUB-ACCOUNT (I)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $33,997                 $ --
                                            ----------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   2,195                   66
 Net realized gain on distributions             45,563                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                               77,710               12,790
                                            ----------            ---------
  Net gain (loss) on investments               125,468               12,856
                                            ----------            ---------
  Net increase (decrease) in net
   assets resulting from operations           $159,465              $12,856
                                            ==========            =========

(i)  Funded as of June 28, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    OPPENHEIMER            PUTNAM VT             PUTNAM VT
                                 GLOBAL SECURITIES        DIVERSIFIED          GLOBAL ASSET
                                      FUND/VA             INCOME FUND         ALLOCATION FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,272               $6,263                $25,953
                                     ----------             --------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (200)                (324)                (6,480)
 Net realized gain on
  distributions                           7,879                   --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            17,218                  872                 90,602
                                     ----------             --------            -----------
  Net gain (loss) on
   investments                           24,897                  548                 84,122
                                     ----------             --------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $26,169               $6,811               $110,075
                                     ==========             ========            ===========

                                      PUTNAM VT                PUTNAM VT             PUTNAM VT
                                       GLOBAL                 GROWTH AND               HEALTH
                                     EQUITY FUND              INCOME FUND          SCIENCES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $28,470                 $196,964                $966
                                    -------------            -------------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (648,465)                 (18,044)                781
 Net realized gain on
  distributions                                --                  262,648                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,626,973                1,217,681               3,630
                                    -------------            -------------            --------
  Net gain (loss) on
   investments                            978,508                1,462,285               4,411
                                    -------------            -------------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,006,978               $1,659,249              $5,377
                                    =============            =============            ========

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------


                                     PUTNAM VT             PUTNAM VT
                                  HIGH YIELD FUND         INCOME FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $227,321              $126,018
                                     ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   4,836                 1,442
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            57,262                 2,066
                                     ----------            ----------
  Net gain (loss) on
   investments                           62,098                 3,508
                                     ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $289,419              $129,526
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM VT
                                  INTERNATIONAL          PUTNAM VT              PUTNAM VT
                                   GROWTH AND          INTERNATIONAL        INTERNATIONAL NEW
                                   INCOME FUND          EQUITY FUND        OPPORTUNITIES FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,657               $25,991                 $356
                                    ---------            ----------              -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 9,355               141,535                 (330)
 Net realized gain on
  distributions                            --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          16,916               629,473                5,486
                                    ---------            ----------              -------
  Net gain (loss) on
   investments                         26,271               771,008                5,156
                                    ---------            ----------              -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $27,928              $796,999               $5,512
                                    =========            ==========              =======


                                                       PUTNAM VT            PUTNAM VT
                                    PUTNAM VT            MONEY                 NEW
                                 INVESTORS FUND       MARKET FUND       OPPORTUNITIES FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $654              $27                  $9,337
                                    ---------             ----              ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,950               --                 (36,075)
 Net realized gain on
  distributions                            --               --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           8,966               --                 488,108
                                    ---------             ----              ----------
  Net gain (loss) on
   investments                         10,916               --                 452,033
                                    ---------             ----              ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $11,570              $27                $461,370
                                    =========             ====              ==========

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                          PUTNAM VT
                                     PUTNAM VT              OTC &
                                        NEW               EMERGING
                                    VALUE FUND           GROWTH FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $4,392                 $ --
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 28,465              (14,127)
 Net realized gain on
  distributions                         23,300                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,091)              25,766
                                     ---------            ---------
  Net gain (loss) on
   investments                          50,674               11,639
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $55,066              $11,639
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         PUTNAM VT            PUTNAM VT
                                    PUTNAM VT           THE GEORGE            UTILITIES
                                    SMALL CAP           PUTNAM FUND           GROWTH AND
                                   VALUE FUND            OF BOSTON           INCOME FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,013               $2,591               $15,349
                                    ---------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    75                  542                   591
 Net realized gain on
  distributions                        31,011                3,349                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,367                3,881               107,553
                                    ---------            ---------            ----------
  Net gain (loss) on
   investments                         37,453                7,772               108,144
                                    ---------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $38,466              $10,363              $123,493
                                    =========            =========            ==========


                                                                                   PUTNAM VT
                                    PUTNAM VT             PUTNAM VT                 CAPITAL
                                   VISTA FUND            VOYAGER FUND         OPPORTUNITIES FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                 $34,236                   $110
                                    ---------            ------------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (37,855)               (585,894)                  (710)
 Net realized gain on
  distributions                            --                      --                  8,041
 Net unrealized appreciation
  (depreciation) of
  investments during the year          46,114               1,025,117                 13,495
                                    ---------            ------------              ---------
  Net gain (loss) on
   investments                          8,259                 439,223                 20,826
                                    ---------            ------------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $8,259                $473,459                $20,936
                                    =========            ============              =========

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     PUTNAM VT
                                      EQUITY            VAN KAMPEN LIT
                                    INCOME FUND            COMSTOCK
                                    SUB-ACCOUNT        SUB-ACCOUNT (H)
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $3,565                  $183
                                     ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    730                   732
 Net realized gain on
  distributions                          9,644                   853
 Net unrealized appreciation
  (depreciation) of
  investments during the year           46,551               134,766
                                     ---------            ----------
  Net gain (loss) on
   investments                          56,925               136,351
                                     ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $60,490              $136,534
                                     =========            ==========

(h) Funded as of January 4, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN
                                   VPS INTERNATIONAL         VPS SMALL/MID-CAP
                                    VALUE PORTFOLIO           VALUE PORTFOLIO
                                    SUB-ACCOUNT (A)           SUB-ACCOUNT (B)
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $ --                       $99
 Net realized gain (loss) on
  security transactions                        13                        74
 Net realized gain on
  distributions                                --                     2,912
 Net unrealized appreciation
  (depreciation) of
  investments during the year              11,488                     9,777
                                       ----------                ----------
 Net increase (decrease) in
  net assets resulting from
  operations                               11,501                    12,862
                                       ----------                ----------
UNIT TRANSACTIONS:
 Purchases                                  3,722                     3,222
 Net transfers                            130,124                   139,887
 Surrenders for benefit
  payments and fees                            --                        --
 Net loan activity                             --                        --
 Cost of insurance                         (1,112)                   (3,165)
                                       ----------                ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       132,734                   139,944
                                       ----------                ----------
 Net increase (decrease) in
  net assets                              144,235                   152,806
NET ASSETS:
 Beginning of year                             --                        --
                                       ----------                ----------
 End of year                             $144,235                  $152,806
                                       ==========                ==========

(a)  From inception, May 1, 2006 to December 31, 2006.

(b) Funded as of April 18, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AIM V.I. CAPITAL          AIM V.I. CORE         AIM V.I. MID CAP
                                 APPRECIATION FUND           EQUITY FUND          CORE EQUITY FUND
                                  SUB-ACCOUNT (C)        SUB-ACCOUNT (D)(E)         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $73                    $154                  $3,602
 Net realized gain (loss) on
  security transactions                      98                   1,131                    (501)
 Net realized gain on
  distributions                              --                      --                  38,382
 Net unrealized appreciation
  (depreciation) of
  investments during the year             8,529                      66                  (3,701)
                                     ----------               ---------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              8,700                   1,351                  37,782
                                     ----------               ---------              ----------
UNIT TRANSACTIONS:
 Purchases                                1,589                     858                  49,186
 Net transfers                          123,090                       1                  22,470
 Surrenders for benefit
  payments and fees                          --                      --                    (240)
 Net loan activity                           --                      --                      --
 Cost of insurance                       (4,007)                   (922)                (14,515)
                                     ----------               ---------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     120,672                     (63)                 56,901
                                     ----------               ---------              ----------
 Net increase (decrease) in
  net assets                            129,372                   1,288                  94,683
NET ASSETS:
 Beginning of year                           --                   9,109                 327,474
                                     ----------               ---------              ----------
 End of year                           $129,372                 $10,397                $422,157
                                     ==========               =========              ==========

                                                                                 AMERICAN FUNDS
                                AIM V.I. SMALL CAP      AIM V.I. CAPITAL             ASSET
                                    EQUITY FUND         DEVELOPMENT FUND        ALLOCATION FUND
                                  SUB-ACCOUNT (F)        SUB-ACCOUNT (G)          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $ --                   $ --                 $151,283
 Net realized gain (loss) on
  security transactions                    (52)                 1,074                      290
 Net realized gain on
  distributions                            692                    679                   84,067
 Net unrealized appreciation
  (depreciation) of
  investments during the year               29                  1,354                  647,100
                                     ---------              ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               669                  3,107                  882,740
                                     ---------              ---------             ------------
UNIT TRANSACTIONS:
 Purchases                                  --                  4,091                  418,319
 Net transfers                          17,140                 33,086                  467,998
 Surrenders for benefit
  payments and fees                         --                     --                  (31,191)
 Net loan activity                          --                     --                       --
 Cost of insurance                        (389)                  (985)                (256,051)
                                     ---------              ---------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     16,751                 36,192                  599,075
                                     ---------              ---------             ------------
 Net increase (decrease) in
  net assets                            17,420                 39,299                1,481,815
NET ASSETS:
 Beginning of year                          --                     --                5,793,915
                                     ---------              ---------             ------------
 End of year                           $17,420                $39,299               $7,275,730
                                     =========              =========             ============

(c)  Funded as of May 5, 2006.

(d) Effective April 28, 2006, AIM V.I. Premier Equity Fund merged with AIM V.I. Core Equity Fund.

(e)  From inception, April 28, 2006 to December 31, 2006.

(f)  Funded as of February 16, 2006.

(g)  Funded as of March 6, 2006.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                      BLUE CHIP
                                      INCOME AND            AMERICAN FUNDS
                                     GROWTH FUND              BOND FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $22,861                 $36,234
 Net realized gain (loss) on
  security transactions                    (8,531)                    150
 Net realized gain on
  distributions                           103,386                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             161,130                  28,419
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              278,846                  64,803
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 49,119                  79,946
 Net transfers                            167,231                 167,618
 Surrenders for benefit
  payments and fees                      (268,931)                     --
 Net loan activity                             --                      --
 Cost of insurance                        (83,707)                (44,161)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (136,288)                203,403
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              142,558                 268,206
NET ASSETS:
 Beginning of year                      1,710,950                 809,630
                                     ------------            ------------
 End of year                           $1,853,508              $1,077,836
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                       GLOBAL              AMERICAN FUNDS         AMERICAN FUNDS
                                    GROWTH FUND              GROWTH FUND        GROWTH-INCOME FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $22,641                  $76,385                 $135,692
 Net realized gain (loss) on
  security transactions                   69,281                   (5,338)                  23,537
 Net realized gain on
  distributions                               --                   59,820                  212,441
 Net unrealized appreciation
  (depreciation) of
  investments during the year            361,906                  763,834                  866,231
                                    ------------            -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             453,828                  894,701                1,237,901
                                    ------------            -------------             ------------
UNIT TRANSACTIONS:
 Purchases                               151,623                  592,189                  676,248
 Net transfers                            25,209                  299,538                 (453,934)
 Surrenders for benefit
  payments and fees                      (61,221)                (362,498)                (575,068)
 Net loan activity                        (2,058)                  18,763                   18,845
 Cost of insurance                       (92,775)                (374,325)                (388,092)
                                    ------------            -------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       20,778                  173,667                 (722,001)
                                    ------------            -------------             ------------
 Net increase (decrease) in
  net assets                             474,606                1,068,368                  515,900
NET ASSETS:
 Beginning of year                     1,786,770                8,985,849                8,700,400
                                    ------------            -------------             ------------
 End of year                          $2,261,376              $10,054,217               $9,216,300
                                    ============            =============             ============

                                                                                         AMERICAN FUNDS
                               AMERICAN FUNDS CAN FUNDS          AMERICAN FUNDS           GLOBAL SMALL
                             GROWTH-INCOME FUND
                               SUB-ACCOUNT UB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $59,721                 $13,419                 $13,883
 Net realized gain (loss) on
  security transactions                         12,815                     430                  (9,924)
 Net realized gain on
  distributions                                 31,706                   6,709                 155,152
 Net unrealized appreciation
  (depreciation) of
  investments during the year                  491,940                 240,567                 479,087
                                          ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                                   596,182                 261,125                 638,198
                                          ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                     152,124                  56,097                  89,155
 Net transfers                               1,023,688                 354,193                 240,699
 Surrenders for benefit
  payments and fees                           (115,735)                (31,863)                (66,757)
 Net loan activity                                (895)                     --                  (1,452)
 Cost of insurance                            (124,620)                (35,715)                (88,976)
                                          ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                            934,562                 342,712                 172,669
                                          ------------            ------------            ------------
 Net increase (decrease) in
  net assets                                 1,530,744                 603,837                 810,867
NET ASSETS:
 Beginning of year                           2,449,627                 649,232               2,706,749
                                          ------------            ------------            ------------
 End of year                                $3,980,371              $1,253,069              $3,517,616
                                          ============            ============            ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                     FIDELITY VIP            FIDELITY VIP
                                    ASSET MANAGER            EQUITY-INCOME
                                      PORTFOLIO                PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $28,495                 $396,634
 Net realized gain (loss) on
  security transactions                   (14,816)                  51,527
 Net realized gain on
  distributions                                --                1,434,306
 Net unrealized appreciation
  (depreciation) of
  investments during the year              58,402                  285,150
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               72,081                2,167,617
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                     --                  555,235
 Net transfers                            (88,063)                (875,432)
 Surrenders for benefit
  payments and fees                       (33,182)                (555,465)
 Net loan activity                             --                   (6,206)
 Cost of insurance                        (36,409)                (449,931)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (157,654)              (1,331,799)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                              (85,573)                 835,818
NET ASSETS:
 Beginning of year                      1,063,199               11,698,233
                                     ------------            -------------
 End of year                             $977,626              $12,534,051
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY VIP            FIDELITY VIP            FIDELITY VIP
                                    CONTRAFUND               OVERSEAS                 MID CAP
                                     PORTFOLIO               PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,738                  $11,205                    $25
 Net realized gain (loss) on
  security transactions                    (197)                  19,689                   (793)
 Net realized gain on
  distributions                          30,705                    7,789                  1,697
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (10,524)                 157,814                  5,262
                                    -----------            -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             22,722                  196,497                  6,191
                                    -----------            -------------            -----------
UNIT TRANSACTIONS:
 Purchases                               21,994                       --                  6,642
 Net transfers                          365,913                 (150,901)               154,989
 Surrenders for benefit
  payments and fees                          --                  (23,855)                    --
 Net loan activity                           --                       --                     --
 Cost of insurance                      (12,745)                 (47,904)                (3,716)
                                    -----------            -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     375,162                 (222,660)               157,915
                                    -----------            -------------            -----------
 Net increase (decrease) in
  net assets                            397,884                  (26,163)               164,106
NET ASSETS:
 Beginning of year                       30,829                1,264,098                  9,643
                                    -----------            -------------            -----------
 End of year                           $428,713               $1,237,935               $173,749
                                    ===========            =============            ===========

                                                          FRANKLIN SMALL
                                  FRANKLIN INCOME            CAP VALUE              MUTUAL SHARES
                                  SECURITIES FUND         SECURITIES FUND          SECURITIES FUND
                                  SUB-ACCOUNT (A)           SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $ --                  $13,828                  $13,537
 Net realized gain (loss) on
  security transactions                       4                   48,014                    6,942
 Net realized gain on
  distributions                              --                   77,381                   34,476
 Net unrealized appreciation
  (depreciation) of
  investments during the year            12,160                  194,193                  110,523
                                    -----------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             12,164                  333,416                  165,478
                                    -----------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                6,274                  103,466                   53,677
 Net transfers                          424,179                 (233,163)                  29,865
 Surrenders for benefit
  payments and fees                          --                 (177,257)                (116,858)
 Net loan activity                           --                       --                     (814)
 Cost of insurance                       (1,738)                 (86,596)                 (41,620)
                                    -----------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     428,715                 (393,550)                 (75,750)
                                    -----------            -------------            -------------
 Net increase (decrease) in
  net assets                            440,879                  (60,134)                  89,728
NET ASSETS:
 Beginning of year                           --                2,099,137                  955,149
                                    -----------            -------------            -------------
 End of year                           $440,879               $2,039,003               $1,044,877
                                    ===========            =============            =============

(a)  From inception, May 1, 2006 to December 31, 2006.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   TEMPLETON GROWTH        MUTUAL DISCOVERY
                                    SECURITIES FUND         SECURITIES FUND
                                    SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $ --                    $ --
 Net realized gain (loss) on
  security transactions                        1                      20
 Net realized gain on
  distributions                               --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              1,125                   1,599
                                       ---------               ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               1,126                   1,619
                                       ---------               ---------
UNIT TRANSACTIONS:
 Purchases                                   449                   1,122
 Net transfers                            38,456                  59,202
 Surrenders for benefit
  payments and fees                           --                      --
 Net loan activity                            --                      --
 Cost of insurance                          (151)                   (210)
                                       ---------               ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       38,754                  60,114
                                       ---------               ---------
 Net increase (decrease) in
  net assets                              39,880                  61,733
NET ASSETS:
 Beginning of year                            --                      --
                                       ---------               ---------
 End of year                             $39,880                 $61,733
                                       =========               =========

(a)  From inception, May 1, 2006 to December 31, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            HARTFORD TOTAL          HARTFORD CAPITAL
                                  HARTFORD ADVISERS           RETURN BOND             APPRECIATION
                                      HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $296,034                 $736,711                 $462,870
 Net realized gain (loss) on
  security transactions                    13,525                    4,110                  175,460
 Net realized gain on
  distributions                           919,989                    1,927                4,351,050
 Net unrealized appreciation
  (depreciation) of
  investments during the year              31,436                  (80,979)                 316,773
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,260,984                  661,769                5,306,153
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                964,704                  722,353                1,478,396
 Net transfers                           (179,431)               1,366,596               (1,012,301)
 Surrenders for benefit
  payments and fees                      (487,421)                (711,740)              (2,015,845)
 Net loan activity                             --                 (170,673)                (116,897)
 Cost of insurance                       (556,904)                (529,271)              (1,282,092)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (259,052)                 677,265               (2,948,739)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                            1,001,932                1,339,034                2,357,414
NET ASSETS:
 Beginning of year                     11,993,592               14,000,423               33,903,108
                                    -------------            -------------            -------------
 End of year                          $12,995,524              $15,339,457              $36,260,522
                                    =============            =============            =============

                                  HARTFORD DIVIDEND       HARTFORD GLOBAL       HARTFORD GLOBAL
                                     AND GROWTH               ADVISERS              LEADERS
                                      HLS FUND                HLS FUND             HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $245,595                $1,043                 $40
 Net realized gain (loss) on
  security transactions                    34,823                14,171                  94
 Net realized gain on
  distributions                         1,039,832                 1,238                 281
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,238,417               (11,002)                259
                                    -------------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,558,667                 5,450                 674
                                    -------------            ----------             -------
UNIT TRANSACTIONS:
 Purchases                                666,648                    --                  --
 Net transfers                            254,019               (77,702)                 --
 Surrenders for benefit
  payments and fees                      (725,718)                   --                  --
 Net loan activity                        (67,544)                   --                  --
 Cost of insurance                       (544,133)               (1,287)               (324)
                                    -------------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (416,728)              (78,989)               (324)
                                    -------------            ----------             -------
 Net increase (decrease) in
  net assets                            2,141,939               (73,539)                350
NET ASSETS:
 Beginning of year                     12,869,136               106,852               4,939
                                    -------------            ----------             -------
 End of year                          $15,011,075               $33,313              $5,289
                                    =============            ==========             =======

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                  HARTFORD GLOBAL     HARTFORD DISCIPLINED
                                    TECHNOLOGY               EQUITY
                                     HLS FUND               HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $ --                 $9,132
 Net realized gain (loss) on
  security transactions                  1,920                 13,731
 Net realized gain on
  distributions                             --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (40)                74,731
                                     ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,880                 97,594
                                     ---------             ----------
UNIT TRANSACTIONS:
 Purchases                                  --                 35,690
 Net transfers                         (10,855)               (21,738)
 Surrenders for benefit
  payments and fees                         --                (60,461)
 Net loan activity                          --                     --
 Cost of insurance                      (1,130)               (51,273)
                                     ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (11,985)               (97,782)
                                     ---------             ----------
 Net increase (decrease) in
  net assets                           (10,105)                  (188)
NET ASSETS:
 Beginning of year                      17,921                858,347
                                     ---------             ----------
 End of year                            $7,816               $858,159
                                     =========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD GROWTH                               HARTFORD INTERNATIONAL
                                   OPPORTUNITIES          HARTFORD INDEX            SMALL COMPANY
                                     HLS FUND                HLS FUND                  HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,830                 $232,399                  $6,853
 Net realized gain (loss) on
  security transactions                  22,688                   35,101                   3,324
 Net realized gain on
  distributions                          26,179                1,494,501                  43,409
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (28,248)                 196,196                  31,863
                                    -----------            -------------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             22,449                1,958,197                  85,449
                                    -----------            -------------              ----------
UNIT TRANSACTIONS:
 Purchases                               39,435                  741,902                  16,088
 Net transfers                         (205,128)                 (43,095)                 50,946
 Surrenders for benefit
  payments and fees                     (16,890)                (380,372)                 (4,908)
 Net loan activity                           --                  (10,506)                   (116)
 Cost of insurance                      (13,869)                (550,145)                (13,806)
                                    -----------            -------------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (196,452)                (242,216)                 48,204
                                    -----------            -------------              ----------
 Net increase (decrease) in
  net assets                           (174,003)               1,715,981                 133,653
NET ASSETS:
 Beginning of year                      413,893               12,651,528                 277,919
                                    -----------            -------------              ----------
 End of year                           $239,890              $14,367,509                $411,572
                                    ===========            =============              ==========

                                HARTFORD INTERNATIONAL                               HARTFORD MIDCAP
                                    OPPORTUNITIES            HARTFORD MIDCAP              VALUE
                                       HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $215,315                   $64,476                  $9,888
 Net realized gain (loss) on
  security transactions                   145,026                   155,279                   2,787
 Net realized gain on
  distributions                           659,317                   937,752                 123,943
 Net unrealized appreciation
  (depreciation) of
  investments during the year             742,589                  (429,168)                 33,754
                                     ------------             -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,762,247                   728,339                 170,372
                                     ------------             -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                297,359                   417,789                  59,767
 Net transfers                            158,240                  (720,888)                191,973
 Surrenders for benefit
  payments and fees                      (536,088)                 (845,388)                (33,545)
 Net loan activity                        (26,037)                   (1,695)                    324
 Cost of insurance                       (271,731)                 (308,676)                (40,462)
                                     ------------             -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (378,257)               (1,458,858)                178,057
                                     ------------             -------------            ------------
 Net increase (decrease) in
  net assets                            1,383,990                  (730,519)                348,429
NET ASSETS:
 Beginning of year                      7,534,126                 6,874,741                 808,063
                                     ------------             -------------            ------------
 End of year                           $8,918,116                $6,144,222              $1,156,492
                                     ============             =============            ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    HARTFORD MONEY         HARTFORD MORTGAGE
                                        MARKET                 SECURITIES
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $314,207                $129,159
 Net realized gain (loss) on
  security transactions                         --                   1,030
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                   --                 (75,187)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               314,207                  55,002
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               2,041,743                 102,938
 Net transfers                             391,373                  70,372
 Surrenders for benefit
  payments and fees                     (1,846,312)                 (8,099)
 Net loan activity                         (49,468)                   (384)
 Cost of insurance                        (369,169)                (44,952)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        168,167                 119,875
                                     -------------            ------------
 Net increase (decrease) in
  net assets                               482,374                 174,877
NET ASSETS:
 Beginning of year                       6,678,193               1,159,277
                                     -------------            ------------
 End of year                            $7,160,567              $1,334,154
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HARTFORD SMALL                                   HARTFORD VALUE
                                      COMPANY              HARTFORD STOCK           OPPORTUNITIES
                                      HLS FUND                HLS FUND                 HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $8,588                 $228,675                 $12,562
 Net realized gain (loss) on
  security transactions                  262,048                 (514,654)                 51,137
 Net realized gain on
  distributions                          715,797                  998,997                 146,244
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (325,746)               1,687,345                  (4,138)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             660,687                2,400,363                 205,805
                                    ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               198,446                1,069,042                  47,847
 Net transfers                          (334,624)              (1,851,592)               (654,704)
 Surrenders for benefit
  payments and fees                     (292,006)                (653,676)                (11,779)
 Net loan activity                       (51,120)                    (476)                  4,715
 Cost of insurance                      (189,425)                (703,075)                (45,376)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (668,729)              (2,139,777)               (659,297)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets                              (8,042)                 260,586                (453,492)
NET ASSETS:
 Beginning of year                     4,780,515               17,821,166               1,443,424
                                    ------------            -------------            ------------
 End of year                          $4,772,473              $18,081,752                $989,932
                                    ============            =============            ============

                                                        LORD ABBETT
                                   LORD ABBETT          GROWTH AND
                                 AMERICA'S VALUE          INCOME               MFS NEW
                                    PORTFOLIO            PORTFOLIO         DISCOVERY SERIES
                                 SUB-ACCOUNT (H)      SUB-ACCOUNT (H)        SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $1,060                 $872                  $ --
 Net realized gain (loss) on
  security transactions                    14                   11                (3,333)
 Net realized gain on
  distributions                           883                2,336                 2,694
 Net unrealized appreciation
  (depreciation) of
  investments during the year             287                  684                12,079
                                    ---------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,244                3,903                11,440
                                    ---------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                 --                  449                 5,916
 Net transfers                         44,160               70,106                 4,463
 Surrenders for benefit
  payments and fees                        --                   --                (2,616)
 Net loan activity                         --                   --                    --
 Cost of insurance                       (508)                (871)               (5,089)
                                    ---------            ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    43,652               69,684                 2,674
                                    ---------            ---------            ----------
 Net increase (decrease) in
  net assets                           45,896               73,587                14,114
NET ASSETS:
 Beginning of year                         --                   --               105,531
                                    ---------            ---------            ----------
 End of year                          $45,896              $73,587              $119,645
                                    =========            =========            ==========

(h) Funded as of January 4, 2006.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                              OPPENHEIMER
                                      MFS TOTAL           CAPITAL APPRECIATION
                                    RETURN SERIES               FUND/VA
                                     SUB-ACCOUNT            SUB-ACCOUNT (I)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $33,997                    $ --
 Net realized gain (loss) on
  security transactions                     2,195                      66
 Net realized gain on
  distributions                            45,563                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              77,710                  12,790
                                     ------------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              159,465                  12,856
                                     ------------              ----------
UNIT TRANSACTIONS:
 Purchases                                226,593                   4,296
 Net transfers                             70,427                 115,857
 Surrenders for benefit
  payments and fees                      (134,037)                     --
 Net loan activity                             --                      --
 Cost of insurance                        (61,061)                 (3,101)
                                     ------------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       101,922                 117,052
                                     ------------              ----------
 Net increase (decrease) in
  net assets                              261,387                 129,908
NET ASSETS:
 Beginning of year                      1,228,056                      --
                                     ------------              ----------
 End of year                           $1,489,443                $129,908
                                     ============              ==========

(i)  Funded as of June 28, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   OPPENHEIMER            PUTNAM VT             PUTNAM VT
                                GLOBAL SECURITIES        DIVERSIFIED           GLOBAL ASSET
                                     FUND/VA             INCOME FUND         ALLOCATION FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,272                $6,263               $25,953
 Net realized gain (loss) on
  security transactions                   (200)                 (324)               (6,480)
 Net realized gain on
  distributions                          7,879                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           17,218                   872                90,602
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            26,169                 6,811               110,075
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               8,014                    --                    --
 Net transfers                         216,967                     1               (20,331)
 Surrenders for benefit
  payments and fees                         --                (1,279)               (4,154)
 Net loan activity                        (412)                   --                    --
 Cost of insurance                      (4,155)               (5,483)              (37,936)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    220,414                (6,761)              (62,421)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           246,583                    50                47,654
NET ASSETS:
 Beginning of year                      26,869               107,873               880,725
                                    ----------            ----------            ----------
 End of year                          $273,452              $107,923              $928,379
                                    ==========            ==========            ==========

                                     PUTNAM VT           PUTNAM VT              PUTNAM VT
                                       GLOBAL           GROWTH AND                HEALTH
                                    EQUITY FUND         INCOME FUND           SCIENCES FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $28,470            $196,964                  $966
 Net realized gain (loss) on
  security transactions                 (648,465)            (18,044)                  781
 Net realized gain on
  distributions                               --             262,648                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,626,973           1,217,681                 3,630
                                    ------------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,006,978           1,659,249                 5,377
                                    ------------       -------------            ----------
UNIT TRANSACTIONS:
 Purchases                               283,744             745,612                    --
 Net transfers                          (532,452)           (628,915)              (44,425)
 Surrenders for benefit
  payments and fees                     (447,908)           (715,157)                   --
 Net loan activity                        14,666             (10,552)                   --
 Cost of insurance                      (186,029)           (467,499)               (8,210)
                                    ------------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (867,979)         (1,076,511)              (52,635)
                                    ------------       -------------            ----------
 Net increase (decrease) in
  net assets                             138,999             582,738               (47,258)
NET ASSETS:
 Beginning of year                     4,744,838          10,857,950               191,807
                                    ------------       -------------            ----------
 End of year                          $4,883,837         $11,440,688              $144,549
                                    ============       =============            ==========

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      PUTNAM VT               PUTNAM VT
                                   HIGH YIELD FUND           INCOME FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $227,321                $126,018
 Net realized gain (loss) on
  security transactions                     4,836                   1,442
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              57,262                   2,066
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              289,419                 129,526
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                161,070                 130,749
 Net transfers                            (95,363)                155,185
 Surrenders for benefit
  payments and fees                      (185,551)               (284,947)
 Net loan activity                             --                  (1,151)
 Cost of insurance                       (120,431)               (101,025)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (240,275)               (101,189)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                               49,144                  28,337
NET ASSETS:
 Beginning of year                      2,879,105               2,736,838
                                     ------------            ------------
 End of year                           $2,928,249              $2,765,175
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM VT                PUTNAM VT                PUTNAM VT
                                 INTERNATIONAL GROWTH        INTERNATIONAL          INTERNATIONAL NEW
                                   AND INCOME FUND            EQUITY FUND          OPPORTUNITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1,657                   $25,991                   $356
 Net realized gain (loss) on
  security transactions                    9,355                   141,535                   (330)
 Net realized gain on
  distributions                               --                        --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             16,916                   629,473                  5,486
                                      ----------              ------------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              27,928                   796,999                  5,512
                                      ----------              ------------              ---------
UNIT TRANSACTIONS:
 Purchases                                    --                   146,196                     --
 Net transfers                           (27,415)                 (256,618)                    --
 Surrenders for benefit
  payments and fees                           --                  (263,337)                    --
 Net loan activity                            --                   (52,537)                    --
 Cost of insurance                        (7,776)                 (136,366)                (1,237)
                                      ----------              ------------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (35,191)                 (562,662)                (1,237)
                                      ----------              ------------              ---------
 Net increase (decrease) in
  net assets                              (7,263)                  234,337                  4,275
NET ASSETS:
 Beginning of year                       110,647                 3,130,621                 21,415
                                      ----------              ------------              ---------
 End of year                            $103,384                $3,364,958                $25,690
                                      ==========              ============              =========

                                                       PUTNAM VT
                                    PUTNAM VT            MONEY             PUTNAM VT
                                 INVESTORS FUND       MARKET FUND    NEW OPPORTUNITIES FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $654              $27                  $9,337
 Net realized gain (loss) on
  security transactions                 1,950               --                 (36,075)
 Net realized gain on
  distributions                            --               --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           8,966               --                 488,108
                                    ---------            -----            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           11,570               27                 461,370
                                    ---------            -----            ------------
UNIT TRANSACTIONS:
 Purchases                                 --               --                 380,529
 Net transfers                             --               --                (137,972)
 Surrenders for benefit
  payments and fees                   (16,090)              --                (256,284)
 Net loan activity                         --               --                      --
 Cost of insurance                     (4,757)             (63)               (216,547)
                                    ---------            -----            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (20,847)             (63)               (230,274)
                                    ---------            -----            ------------
 Net increase (decrease) in
  net assets                           (9,277)             (36)                231,096
NET ASSETS:
 Beginning of year                     99,569              616               5,244,615
                                    ---------            -----            ------------
 End of year                          $90,292             $580              $5,475,711
                                    =========            =====            ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                           PUTNAM VT
                                     PUTNAM VT               OTC &
                                        NEW                 EMERGING
                                     VALUE FUND           GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $4,392                  $ --
 Net realized gain (loss) on
  security transactions                  28,465               (14,127)
 Net realized gain on
  distributions                          23,300                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,091)               25,766
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             55,066                11,639
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                    --
 Net transfers                          (79,197)                   --
 Surrenders for benefit
  payments and fees                          --                    --
 Net loan activity                         (941)                   --
 Cost of insurance                      (11,744)               (5,923)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (91,882)               (5,923)
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            (36,816)                5,716
NET ASSETS:
 Beginning of year                      415,881                94,403
                                     ----------            ----------
 End of year                           $379,065              $100,119
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          PUTNAM VT             PUTNAM VT
                                    PUTNAM VT             THE GEORGE            UTILITIES
                                    SMALL CAP            PUTNAM FUND            GROWTH AND
                                    VALUE FUND            OF BOSTON            INCOME FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,013                $2,591               $15,349
 Net realized gain (loss) on
  security transactions                     75                   542                   591
 Net realized gain on
  distributions                         31,011                 3,349                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            6,367                 3,881               107,553
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            38,466                10,363               123,493
                                    ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                              15,166                    --                    --
 Net transfers                         285,273               (10,670)              (10,334)
 Surrenders for benefit
  payments and fees                         --                    --                (1,779)
 Net loan activity                          --                    --                    --
 Cost of insurance                      (5,558)               (4,047)              (23,463)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    294,881               (14,717)              (35,576)
                                    ----------            ----------            ----------
 Net increase (decrease) in
  net assets                           333,347                (4,354)               87,917
NET ASSETS:
 Beginning of year                       9,331                96,588               468,999
                                    ----------            ----------            ----------
 End of year                          $342,678               $92,234              $556,916
                                    ==========            ==========            ==========


                                                                                     PUTNAM VT
                                    PUTNAM VT               PUTNAM VT                 CAPITAL
                                    VISTA FUND            VOYAGER FUND           OPPORTUNITIES FUND
                                   SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $ --                  $34,236                    $110
 Net realized gain (loss) on
  security transactions                (37,855)                (585,894)                   (710)
 Net realized gain on
  distributions                             --                       --                   8,041
 Net unrealized appreciation
  (depreciation) of
  investments during the year           46,114                1,025,117                  13,495
                                    ----------            -------------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             8,259                  473,459                  20,936
                                    ----------            -------------              ----------
UNIT TRANSACTIONS:
 Purchases                                  --                  544,782                   4,147
 Net transfers                         (53,720)                (933,842)                 82,020
 Surrenders for benefit
  payments and fees                         --                 (568,668)                (18,511)
 Net loan activity                          --                   (4,032)                     --
 Cost of insurance                     (11,431)                (348,417)                 (5,290)
                                    ----------            -------------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (65,151)              (1,310,177)                 62,366
                                    ----------            -------------              ----------
 Net increase (decrease) in
  net assets                           (56,892)                (836,718)                 83,302
NET ASSETS:
 Beginning of year                     164,878                9,684,099                 112,865
                                    ----------            -------------              ----------
 End of year                          $107,986               $8,847,381                $196,167
                                    ==========            =============              ==========

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   PUTNAM VT EQUITY         VAN KAMPEN LIT
                                     INCOME FUND               COMSTOCK
                                     SUB-ACCOUNT           SUB-ACCOUNT (H)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $3,565                     $183
 Net realized gain (loss) on
  security transactions                      730                      732
 Net realized gain on
  distributions                            9,644                      853
 Net unrealized appreciation
  (depreciation) of
  investments during the year             46,551                  134,766
                                      ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              60,490                  136,534
                                      ----------             ------------
UNIT TRANSACTIONS:
 Purchases                                25,585                    4,296
 Net transfers                            83,909                1,216,081
 Surrenders for benefit
  payments and fees                      (32,426)                   4,140
 Net loan activity                            --                       --
 Cost of insurance                       (11,040)                 (26,142)
                                      ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       66,028                1,198,375
                                      ----------             ------------
 Net increase (decrease) in
  net assets                             126,518                1,334,909
NET ASSETS:
 Beginning of year                       284,962                       --
                                      ----------             ------------
 End of year                            $411,480               $1,334,909
                                      ==========             ============

(h) Funded as of January 4, 2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------


                                  AIM V.I. MID CAP     AIM V.I. PREMIER
                                  CORE EQUITY FUND        EQUITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $1,539                 $76
 Net realized gain (loss) on
  security transactions                   2,050                   6
 Net realized gain on
  distributions                           9,405                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            10,101                 459
                                     ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             23,095                 541
                                     ----------             -------
UNIT TRANSACTIONS:
 Purchases                               37,941               4,837
 Net transfers                           61,466                  --
 Surrenders for benefit
  payments and fees                      (4,073)                 (5)
 Net loan activity                           --                  --
 Cost of insurance                      (15,120)               (906)
                                     ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      80,214               3,926
                                     ----------             -------
 Net increase (decrease) in
  net assets                            103,309               4,467
NET ASSETS:
 Beginning of year                      224,165               4,642
                                     ----------             -------
 End of year                           $327,474              $9,109
                                     ==========             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           AMERICAN FUNDS
                                   AMERICAN FUNDS            BLUE CHIP
                                       ASSET                 INCOME AND           AMERICAN FUNDS
                                  ALLOCATION FUND           GROWTH FUND              BOND FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $120,700                 $15,865                $26,061
 Net realized gain (loss) on
  security transactions                    1,312                  (1,615)                (1,673)
 Net realized gain on
  distributions                               --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            350,065                  99,928                (18,394)
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             472,077                 114,178                  5,994
                                    ------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                               458,762                  97,622                 69,890
 Net transfers                           614,664                  69,536               (133,179)
 Surrenders for benefit
  payments and fees                     (105,054)                (27,930)               (37,474)
 Net loan activity                            --                      --                     --
 Cost of insurance                      (209,794)                (73,580)               (47,644)
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      758,578                  65,648               (148,407)
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets                           1,230,655                 179,826               (142,413)
NET ASSETS:
 Beginning of year                     4,563,260               1,531,124                952,043
                                    ------------            ------------            -----------
 End of year                          $5,793,915              $1,710,950               $809,630
                                    ============            ============            ===========


                                   AMERICAN FUNDS
                                       GLOBAL              AMERICAN FUNDS           AMERICAN FUNDS
                                    GROWTH FUND             GROWTH FUND           GROWTH-INCOME FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $10,216                 $57,028                 $110,977
 Net realized gain (loss) on
  security transactions                    1,502                   1,356                   14,031
 Net realized gain on
  distributions                               --                      --                   32,705
 Net unrealized appreciation
  (depreciation) of
  investments during the year            204,277               1,183,847                  312,866
                                    ------------            ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             215,995               1,242,231                  470,579
                                    ------------            ------------             ------------
UNIT TRANSACTIONS:
 Purchases                               137,953                 620,636                  794,266
 Net transfers                           210,989                 617,314                   71,970
 Surrenders for benefit
  payments and fees                      (62,710)               (400,662)                (258,305)
 Net loan activity                        (2,647)                (23,644)                 (21,877)
 Cost of insurance                       (69,033)               (372,806)                (412,490)
                                    ------------            ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      214,552                 440,838                  173,564
                                    ------------            ------------             ------------
 Net increase (decrease) in
  net assets                             430,547               1,683,069                  644,143
NET ASSETS:
 Beginning of year                     1,356,223               7,302,780                8,056,257
                                    ------------            ------------             ------------
 End of year                          $1,786,770              $8,985,849               $8,700,400
                                    ============            ============             ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS         AMERICAN FUNDS
                                  INTERNATIONAL FUND       NEW WORLD FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $32,004                $6,137
 Net realized gain (loss) on
  security transactions                     2,789                 2,416
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             385,460                97,285
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              420,253               105,838
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                167,977                42,044
 Net transfers                            477,591               153,950
 Surrenders for benefit
  payments and fees                      (198,467)                   81
 Net loan activity                             --                    --
 Cost of insurance                       (117,703)              (20,895)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       329,398               175,180
                                     ------------            ----------
 Net increase (decrease) in
  net assets                              749,651               281,018
NET ASSETS:
 Beginning of year                      1,699,976               368,214
                                     ------------            ----------
 End of year                           $2,449,627              $649,232
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AMERICAN FUNDS         FIDELITY VIP          FIDELITY VIP
                                   GLOBAL SMALL         ASSET MANAGER          EQUITY-INCOME
                               CAPITALIZATION FUND        PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $22,695               $28,649               $172,860
 Net realized gain (loss) on
  security transactions                 11,685                (6,886)                14,200
 Net realized gain on
  distributions                             --                   367                379,864
 Net unrealized appreciation
  (depreciation) of
  investments during the year          510,193                19,184                 77,038
                                    ----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           544,573                41,314                643,962
                                    ----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                              84,914                    --                715,362
 Net transfers                           6,559                (3,637)               118,033
 Surrenders for benefit
  payments and fees                    (94,821)              (22,589)              (281,238)
 Net loan activity                      (1,128)                   --                 48,253
 Cost of insurance                     (77,100)              (49,190)              (521,674)
                                    ----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (81,576)              (75,416)                78,736
                                    ----------            ----------            -----------
 Net increase (decrease) in
  net assets                           462,997               (34,102)               722,698
NET ASSETS:
 Beginning of year                   2,243,752             1,097,301             10,975,535
                                    ----------            ----------            -----------
 End of year                        $2,706,749            $1,063,199            $11,698,233
                                    ==========            ==========            ===========

                                  FIDELITY VIP         FIDELITY VIP        FIDELITY VIP
                                   CONTRAFUND            OVERSEAS            MID CAP
                                   PORTFOLIO            PORTFOLIO           PORTFOLIO
                                SUB-ACCOUNT (A)        SUB-ACCOUNT       SUB-ACCOUNT (A)
-----------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $ --                $7,939              $ --
 Net realized gain (loss) on
  security transactions                    4               (13,584)                1
 Net realized gain on
  distributions                           --                 6,213                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            760               207,393               231
                                    --------            ----------            ------
 Net increase (decrease) in
  net assets resulting from
  operations                             764               207,961               232
                                    --------            ----------            ------
UNIT TRANSACTIONS:
 Purchases                                --                    --                --
 Net transfers                        30,484               (18,722)            9,430
 Surrenders for benefit
  payments and fees                       --               (83,857)               --
 Net loan activity                        --                (7,440)               --
 Cost of insurance                      (419)              (59,470)              (19)
                                    --------            ----------            ------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   30,065              (169,489)            9,411
                                    --------            ----------            ------
 Net increase (decrease) in
  net assets                          30,829                38,472             9,643
NET ASSETS:
 Beginning of year                        --             1,225,626                --
                                    --------            ----------            ------
 End of year                         $30,829            $1,264,098            $9,643
                                    ========            ==========            ======

(a)  From inception October 3, 2005 to December 31, 2005.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                    FRANKLIN SMALL
                                      CAP VALUE            MUTUAL SHARES
                                   SECURITIES FUND        SECURITIES FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $14,286                $7,120
 Net realized gain (loss) on
  security transactions                    (6,194)                2,588
 Net realized gain on
  distributions                            11,556                 2,655
 Net unrealized appreciation
  (depreciation) of
  investments during the year             138,414                73,222
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              158,062                85,585
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                169,967                59,780
 Net transfers                            619,802               204,415
 Surrenders for benefit
  payments and fees                      (419,818)              (60,896)
 Net loan activity                             --                    --
 Cost of insurance                        (96,884)              (42,617)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       273,067               160,682
                                     ------------            ----------
 Net increase (decrease) in
  net assets                              431,129               246,267
NET ASSETS:
 Beginning of year                      1,668,008               708,882
                                     ------------            ----------
 End of year                           $2,099,137              $955,149
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            HARTFORD TOTAL          HARTFORD CAPITAL
                                  HARTFORD ADVISERS           RETURN BOND             APPRECIATION
                                      HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT (B)            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $391,499               $1,027,367                 $295,034
 Net realized gain (loss) on
  security transactions                    93,372                      278                  308,496
 Net realized gain on
  distributions                           685,158                   99,231                4,484,930
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (346,702)                (803,069)                (501,481)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              823,327                  323,807                4,586,979
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              1,182,289                  751,838                1,701,158
 Net transfers                         (1,233,791)               1,387,611                 (854,644)
 Surrenders for benefit
  payments and fees                      (826,271)                (433,240)              (1,837,887)
 Net loan activity                         (2,060)                  26,975                  (23,914)
 Cost of insurance                       (637,635)                (613,050)              (1,390,378)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,517,468)               1,120,134               (2,405,665)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                             (694,141)               1,443,941                2,181,314
NET ASSETS:
 Beginning of year                     12,687,733               12,556,482               31,721,794
                                    -------------            -------------            -------------
 End of year                          $11,993,592              $14,000,423              $33,903,108
                                    =============            =============            =============

                                  HARTFORD DIVIDEND       HARTFORD GLOBAL       HARTFORD GLOBAL
                                     AND GROWTH               ADVISERS              LEADERS
                                      HLS FUND                HLS FUND             HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $235,556                $3,831                 $38
 Net realized gain (loss) on
  security transactions                   100,748                   194                 133
 Net realized gain on
  distributions                           544,063                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (153,413)                 (578)                (67)
                                    -------------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                              726,954                 3,447                 104
                                    -------------            ----------             -------
UNIT TRANSACTIONS:
 Purchases                                803,256                    --                  --
 Net transfers                            (69,951)                   --                  --
 Surrenders for benefit
  payments and fees                      (775,072)                   --                  --
 Net loan activity                         (9,037)                   --                  --
 Cost of insurance                       (595,492)               (2,211)               (418)
                                    -------------            ----------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (646,296)               (2,211)               (418)
                                    -------------            ----------             -------
 Net increase (decrease) in
  net assets                               80,658                 1,236                (314)
NET ASSETS:
 Beginning of year                     12,788,478               105,616               5,253
                                    -------------            ----------             -------
 End of year                          $12,869,136              $106,852              $4,939
                                    =============            ==========             =======

(b) Formerly Hartford Bond HLS Fund Sub-Account. Change Effective March 1, 2005.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                  HARTFORD GLOBAL     HARTFORD DISCIPLINED
                                    TECHNOLOGY               EQUITY
                                     HLS FUND               HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $52                $10,121
 Net realized gain (loss) on
  security transactions                  1,521                  7,172
 Net realized gain on
  distributions                             --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (121)                38,270
                                     ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,452                 55,563
                                     ---------             ----------
UNIT TRANSACTIONS:
 Purchases                                  --                 39,941
 Net transfers                          (6,919)               (10,881)
 Surrenders for benefit
  payments and fees                     (1,611)               (45,779)
 Net loan activity                          --                     --
 Cost of insurance                      (1,209)               (55,532)
                                     ---------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (9,739)               (72,251)
                                     ---------             ----------
 Net increase (decrease) in
  net assets                            (8,287)               (16,688)
NET ASSETS:
 Beginning of year                      26,208                875,035
                                     ---------             ----------
 End of year                           $17,921               $858,347
                                     =========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD GROWTH                               HARTFORD INTERNATIONAL
                                  OPPORTUNITIES          HARTFORD INDEX             SMALL COMPANY
                                     HLS FUND               HLS FUND                  HLS FUND
                                   SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $814                 $236,234                   $6,460
 Net realized gain (loss) on
  security transactions                  6,167                  (32,089)                   5,793
 Net realized gain on
  distributions                         25,496                  381,001                   29,469
 Net unrealized appreciation
  (depreciation) of
  investments during the year           28,780                  (42,089)                    (328)
                                    ----------            -------------              -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            61,257                  543,057                   41,394
                                    ----------            -------------              -----------
UNIT TRANSACTIONS:
 Purchases                              46,119                1,137,146                   35,994
 Net transfers                         141,689                 (335,137)                  88,054
 Surrenders for benefit
  payments and fees                    (67,092)                (436,502)                (140,026)
 Net loan activity                          --                   (5,202)                     447
 Cost of insurance                     (17,106)                (596,638)                 (14,274)
                                    ----------            -------------              -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    103,610                 (236,333)                 (29,805)
                                    ----------            -------------              -----------
 Net increase (decrease) in
  net assets                           164,867                  306,724                   11,589
NET ASSETS:
 Beginning of year                     249,026               12,344,804                  266,330
                                    ----------            -------------              -----------
 End of year                          $413,893              $12,651,528                 $277,919
                                    ==========            =============              ===========

                                HARTFORD INTERNATIONAL                              HARTFORD MIDCAP
                                    OPPORTUNITIES           HARTFORD MIDCAP              VALUE
                                       HLS FUND                 HLS FUND                HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $ --                  $25,849                  $4,364
 Net realized gain (loss) on
  security transactions                    14,452                   64,336                  26,980
 Net realized gain on
  distributions                                --                  948,431                  67,277
 Net unrealized appreciation
  (depreciation) of
  investments during the year             961,979                  (46,880)                (35,154)
                                     ------------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              976,431                  991,736                  63,467
                                     ------------             ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                351,269                  425,070                  67,527
 Net transfers                            381,709                 (307,037)               (349,614)
 Surrenders for benefit
  payments and fees                      (413,123)                (236,696)                (24,660)
 Net loan activity                         (9,335)                  (2,556)                    298
 Cost of insurance                       (287,437)                (345,018)                (38,760)
                                     ------------             ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        23,083                 (466,237)               (345,209)
                                     ------------             ------------            ------------
 Net increase (decrease) in
  net assets                              999,514                  525,499                (281,742)
NET ASSETS:
 Beginning of year                      6,534,612                6,349,242               1,089,805
                                     ------------             ------------            ------------
 End of year                           $7,534,126               $6,874,741                $808,063
                                     ============             ============            ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                    HARTFORD MONEY         HARTFORD MORTGAGE
                                        MARKET                 SECURITIES
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $199,158                 $46,145
 Net realized gain (loss) on
  security transactions                         --                   1,496
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                   --                 (20,016)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               199,158                  27,625
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               2,620,286                 135,115
 Net transfers                            (372,277)               (101,496)
 Surrenders for benefit
  payments and fees                     (2,642,765)                (43,574)
 Net loan activity                          74,975                      --
 Cost of insurance                        (465,142)                (51,988)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (784,923)                (61,943)
                                     -------------            ------------
 Net increase (decrease) in
  net assets                              (585,765)                (34,318)
NET ASSETS:
 Beginning of year                       7,263,958               1,193,595
                                     -------------            ------------
 End of year                            $6,678,193              $1,159,277
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HARTFORD SMALL                                   HARTFORD VALUE
                                      COMPANY              HARTFORD STOCK           OPPORTUNITIES
                                      HLS FUND                HLS FUND                 HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $ --                 $319,627                 $20,458
 Net realized gain (loss) on
  security transactions                   89,900                  (79,848)                    191
 Net realized gain on
  distributions                               --                       --                  35,868
 Net unrealized appreciation
  (depreciation) of
  investments during the year            760,447                1,315,181                  73,769
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             850,347                1,554,960                 130,286
                                    ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               213,377                1,459,512                  45,611
 Net transfers                          (240,130)              (1,663,014)                559,779
 Surrenders for benefit
  payments and fees                     (217,977)                (508,622)               (133,857)
 Net loan activity                        (1,226)                  (5,367)                     --
 Cost of insurance                      (205,085)                (800,432)                (52,564)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (451,041)              (1,517,923)                418,969
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets                             399,306                   37,037                 549,255
NET ASSETS:
 Beginning of year                     4,381,209               17,784,129                 894,169
                                    ------------            -------------            ------------
 End of year                          $4,780,515              $17,821,166              $1,443,424
                                    ============            =============            ============

                                                                                  OPPENHEIMER
                                     MFS NEW               MFS TOTAL           GLOBAL SECURITIES
                                 DISCOVERY SERIES        RETURN SERIES              FUND/VA
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT (A)
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $ --                  $6,710                  $ --
 Net realized gain (loss) on
  security transactions                    898                     707                    --
 Net realized gain on
  distributions                             --                  13,155                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            3,992                   3,881                   759
                                    ----------            ------------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,890                  24,453                   759
                                    ----------            ------------             ---------
UNIT TRANSACTIONS:
 Purchases                               4,639                  31,813                    --
 Net transfers                          (2,184)              1,040,151                26,157
 Surrenders for benefit
  payments and fees                         (4)                (40,502)                   --
 Net loan activity                          --                      --                    --
 Cost of insurance                      (4,733)                (33,622)                  (47)
                                    ----------            ------------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (2,282)                997,840                26,110
                                    ----------            ------------             ---------
 Net increase (decrease) in
  net assets                             2,608               1,022,293                26,869
NET ASSETS:
 Beginning of year                     102,923                 205,763                    --
                                    ----------            ------------             ---------
 End of year                          $105,531              $1,228,056               $26,869
                                    ==========            ============             =========

(a)  From inception October 3, 2005 to December 31, 2005.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                     PUTNAM VT              PUTNAM VT
                                    DIVERSIFIED           GLOBAL ASSET
                                    INCOME FUND          ALLOCATION FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $8,991                $12,443
 Net realized gain (loss) on
  security transactions                  (2,330)               (34,120)
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (2,876)                83,676
                                     ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              3,785                 61,999
                                     ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                   --                     --
 Net transfers                               --                (53,137)
 Surrenders for benefit
  payments and fees                     (11,322)               (37,916)
 Net loan activity                           --                     --
 Cost of insurance                       (7,717)               (39,995)
                                     ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (19,039)              (131,048)
                                     ----------            -----------
 Net increase (decrease) in
  net assets                            (15,254)               (69,049)
NET ASSETS:
 Beginning of year                      123,127                949,774
                                     ----------            -----------
 End of year                           $107,873               $880,725
                                     ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT           PUTNAM VT              PUTNAM VT
                                       GLOBAL           GROWTH AND                HEALTH
                                    EQUITY FUND         INCOME FUND           SCIENCES FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $45,571            $200,428                  $558
 Net realized gain (loss) on
  security transactions                    3,280             (54,149)               (5,822)
 Net realized gain on
  distributions                               --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            351,493             442,296                28,328
                                    ------------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             400,344             588,575                23,064
                                    ------------       -------------            ----------
UNIT TRANSACTIONS:
 Purchases                               381,675             900,064                    --
 Net transfers                          (112,708)           (866,235)              (28,670)
 Surrenders for benefit
  payments and fees                     (302,029)           (671,504)               (1,219)
 Net loan activity                        41,259             (14,724)                   --
 Cost of insurance                      (213,899)           (561,876)              (10,269)
                                    ------------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (205,702)         (1,214,275)              (40,158)
                                    ------------       -------------            ----------
 Net increase (decrease) in
  net assets                             194,642            (625,700)              (17,094)
NET ASSETS:
 Beginning of year                     4,550,196          11,483,650               208,901
                                    ------------       -------------            ----------
 End of year                          $4,744,838         $10,857,950              $191,807
                                    ============       =============            ==========

                                                                                    PUTNAM VT
                                                                                  INTERNATIONAL
                                     PUTNAM VT               PUTNAM VT              GROWTH AND
                                  HIGH YIELD FUND           INCOME FUND            INCOME FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $233,695                 $87,786                $1,147
 Net realized gain (loss) on
  security transactions                    2,207                   1,741                 2,120
 Net realized gain on
  distributions                               --                  28,414                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (140,808)                (50,697)               10,729
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              95,094                  67,244                13,996
                                    ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                               190,735                 243,483                    --
 Net transfers                           (47,516)                 53,730                (4,721)
 Surrenders for benefit
  payments and fees                      (47,898)                (82,600)                   --
 Net loan activity                        (3,604)                (16,383)                   --
 Cost of insurance                      (134,933)               (123,978)              (10,308)
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (43,216)                 74,252               (15,029)
                                    ------------            ------------            ----------
 Net increase (decrease) in
  net assets                              51,878                 141,496                (1,033)
NET ASSETS:
 Beginning of year                     2,827,227               2,595,342               111,680
                                    ------------            ------------            ----------
 End of year                          $2,879,105              $2,736,838              $110,647
                                    ============            ============            ==========

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                      PUTNAM VT                PUTNAM VT
                                    INTERNATIONAL          INTERNATIONAL NEW
                                     EQUITY FUND          OPPORTUNITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $50,069                   $239
 Net realized gain (loss) on
  security transactions                    56,509                 (6,778)
 Net realized gain on
  distributions                                --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             245,403                 10,130
                                     ------------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              351,981                  3,591
                                     ------------              ---------
UNIT TRANSACTIONS:
 Purchases                                212,938                     --
 Net transfers                            (67,996)                    --
 Surrenders for benefit
  payments and fees                      (234,477)                (5,284)
 Net loan activity                           (602)                    --
 Cost of insurance                       (144,413)                (3,550)
                                     ------------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (234,550)                (8,834)
                                     ------------              ---------
 Net increase (decrease) in
  net assets                              117,431                 (5,243)
NET ASSETS:
 Beginning of year                      3,013,190                 26,658
                                     ------------              ---------
 End of year                           $3,130,621                $21,415
                                     ============              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM VT            PUTNAM VT             PUTNAM VT
                                    INVESTORS              MONEY                  NEW
                                      FUND              MARKET FUND        OPPORTUNITIES FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $1,170                  $35                 $18,665
 Net realized gain (loss) on
  security transactions                   (74)                  --                (299,795)
 Net realized gain on
  distributions                            --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           7,227                   --                 780,334
                                    ---------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            8,323                   35                 499,204
                                    ---------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --                   --                 453,193
 Net transfers                             --              (12,140)               (511,972)
 Surrenders for benefit
  payments and fees                        --                   --                (271,210)
 Net loan activity                         --                   --                  10,233
 Cost of insurance                     (5,849)                (292)               (274,375)
                                    ---------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (5,849)             (12,432)               (594,131)
                                    ---------            ---------            ------------
 Net increase (decrease) in
  net assets                            2,474              (12,397)                (94,927)
NET ASSETS:
 Beginning of year                     97,095               13,013               5,339,542
                                    ---------            ---------            ------------
 End of year                          $99,569                 $616              $5,244,615
                                    =========            =========            ============

                                     PUTNAM VT             PUTNAM VT            PUTNAM VT
                                        NEW             OTC & EMERGING          SMALL CAP
                                    VALUE FUND            GROWTH FUND          VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (A)
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $4,453                 $ --                $ --
 Net realized gain (loss) on
  security transactions                  65,974              (39,766)                 --
 Net realized gain on
  distributions                              --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (54,110)              46,649                 (81)
                                    -----------            ---------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                             16,317                6,883                 (81)
                                    -----------            ---------             -------
UNIT TRANSACTIONS:
 Purchases                                   --                   --                  --
 Net transfers                         (232,639)                  --               9,430
 Surrenders for benefit
  payments and fees                     (17,358)              (1,973)                 --
 Net loan activity                           --                   --                  --
 Cost of insurance                      (13,334)             (10,174)                (18)
                                    -----------            ---------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (263,331)             (12,147)              9,412
                                    -----------            ---------             -------
 Net increase (decrease) in
  net assets                           (247,014)              (5,264)              9,331
NET ASSETS:
 Beginning of year                      662,895               99,667                  --
                                    -----------            ---------             -------
 End of year                           $415,881              $94,403              $9,331
                                    ===========            =========             =======

(a)  From inception October 3, 2005 to December 31, 2005.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

-------------------------------------------------------------------------------

                                     PUTNAM VT             PUTNAM VT
                                     THE GEORGE            UTILITIES
                                    PUTNAM FUND            GROWTH AND
                                     OF BOSTON            INCOME FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,749                $9,981
 Net realized gain (loss) on
  security transactions                   3,325                (9,409)
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (998)               39,193
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              5,076                39,765
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                    --
 Net transfers                          (27,354)              (19,472)
 Surrenders for benefit
  payments and fees                        (767)               (6,286)
 Net loan activity                           --                    --
 Cost of insurance                       (6,481)              (25,863)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (34,602)              (51,621)
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            (29,526)              (11,856)
NET ASSETS:
 Beginning of year                      126,114               480,855
                                     ----------            ----------
 End of year                            $96,588              $468,999
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                PUTNAM VT              PUTNAM VT
                                     PUTNAM VT          PUTNAM VT                CAPITAL                 EQUITY
                                     VISTA FUND       VOYAGER FUND          OPPORTUNITIES FUND        INCOME FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $ --             $88,387                   $ --                 $2,367
 Net realized gain (loss) on
  security transactions                 (19,049)           (727,578)                 6,007                  2,135
 Net realized gain on
  distributions                              --                  --                    238                  3,264
 Net unrealized appreciation
  (depreciation) of
  investments during the year            37,717           1,175,420                 11,082                 10,628
                                     ----------       -------------             ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             18,668             536,229                 17,327                 18,394
                                     ----------       -------------             ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                   --             805,792                  6,285                 18,728
 Net transfers                           (8,259)           (817,601)                68,184                 79,136
 Surrenders for benefit
  payments and fees                          --            (635,008)                (2,644)               (13,966)
 Net loan activity                           --              (4,490)                    --                     --
 Cost of insurance                      (13,910)           (472,985)                (3,789)                (9,885)
                                     ----------       -------------             ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (22,169)         (1,124,292)                68,036                 74,013
                                     ----------       -------------             ----------             ----------
 Net increase (decrease) in
  net assets                             (3,501)           (588,063)                85,363                 92,407
NET ASSETS:
 Beginning of year                      168,379          10,272,162                 27,502                192,555
                                     ----------       -------------             ----------             ----------
 End of year                           $164,878          $9,684,099               $112,865               $284,962
                                     ==========       =============             ==========             ==========

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account VL II (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid-Cap Value Portfolio, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Capital Development Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Franklin Income Securities Fund, Franklin Small Cap Value Securities Fund, Mutual Shares Securities Fund, Templeton Growth Securities Fund, Mutual Discovery Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford Value Opportunities HLS Fund, Lord Abbett America's Value Portfolio, Lord Abbett Growth and Income Portfolio, MFS New Discovery Series, MFS Total Return Series, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund and Van Kampen LIT Comstock.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2006.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect

-------------------------------------------------------------------------------

       the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable life account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. All sub-accounts are currently in the accumulation period.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    DEDUCTIONS AND CHARGES FROM THE ACCOUNT VALUE -- On the policy date and on each subsequent monthly activity date, the Company will deduct from the Account an amount to cover mortality and expense risk charges, cost of insurance, administrative charges and any other benefits provided by the rider. These charges, which may vary from month to month in accordance which the terms of the contracts, are deducted through termination of units of interest from applicable contract owners' accounts.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS International Value
 Portfolio                                              $133,690            $956
AllianceBernstein VPS Small/Mid-Cap Value
 Portfolio                                               145,908           2,953
AIM V.I. Capital Appreciation Fund                       124,578           3,833
AIM V.I. Core Equity Fund                                    974             884
AIM V.I. Mid Cap Core Equity Fund                        162,199          63,314
AIM V.I. Small Cap Equity Fund                            22,992           5,549
AIM V.I. Capital Development Fund                         51,884          15,013
American Funds Asset Allocation Fund                   1,118,026         283,603
American Funds Blue Chip Income and Growth Fund          368,749         378,789
American Funds Bond Fund                                 328,166          88,529
American Funds Global Growth Fund                        927,563         884,153
American Funds Growth Fund                             1,503,298       1,193,492
American Funds Growth-Income Fund                      1,014,318       1,388,218
American Funds International Fund                      1,561,779         535,790
American Funds New World Fund                            456,191          93,351
American Funds Global Small Capitalization Fund          727,957         386,264
Fidelity VIP Asset Manager Portfolio                      28,496         157,653
Fidelity VIP Equity-Income Portfolio                   2,474,174       1,975,037
Fidelity VIP Contrafund Portfolio                        451,811          43,207
Fidelity VIP Overseas Portfolio                           18,994         222,657
Fidelity VIP Mid Cap Portfolio                           186,283          26,646
Franklin Income Securities Fund                          429,763           1,048
Franklin Small Cap Value Securities Fund                 482,212         784,554
Mutual Shares Securities Fund                            257,055         284,792
Templeton Growth Securities Fund                          38,876             122
Mutual Discovery Securities Fund                          65,463           5,349
Hartford Advisers HLS Fund                             1,967,136       1,010,141
Hartford Total Return Bond HLS Fund                    3,459,399       2,043,487
Hartford Capital Appreciation HLS Fund                 6,077,364       4,212,187
Hartford Dividend and Growth HLS Fund                  2,538,692       1,670,017
Hartford Global Advisers HLS Fund                          2,281          78,990

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                            PURCHASES        PROCEEDS
SUB-ACCOUNT                                  AT COST        FROM SALES
------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                    $321            $324
Hartford Global Technology HLS Fund                   --          11,986
Hartford Disciplined Equity HLS Fund              43,939         132,593
Hartford Growth Opportunities HLS Fund           110,176         278,619
Hartford Index HLS Fund                        2,619,471       1,134,818
Hartford International Small Company HLS
 Fund                                            153,305          54,839
Hartford International Opportunities HLS
 Fund                                          1,951,138       1,454,786
Hartford MidCap HLS Fund                       1,723,032       2,179,654
Hartford MidCap Value HLS Fund                   406,867          94,979
Hartford Money Market HLS Fund                 4,745,172       4,263,401
Hartford Mortgage Securities HLS Fund            338,396          89,364
Hartford Small Company HLS Fund                1,007,851         952,205
Hartford Stock HLS Fund                        1,941,498       2,853,598
Hartford Value Opportunities HLS Fund            311,506         811,998
Lord Abbett America's Value Portfolio             46,062             467
Lord Abbett Growth and Income Portfolio           73,734             842
MFS New Discovery Series                          67,693          62,325
MFS Total Return Series                          441,993         260,510
Oppenheimer Capital Appreciation Fund/VA         120,023           2,971
Oppenheimer Global Securities Fund/VA            242,834          13,269
Putnam VT Diversified Income Fund                  6,263           6,762
Putnam VT Global Asset Allocation Fund            25,954          62,422
Putnam VT Global Equity Fund                     284,395       1,123,906
Putnam VT Growth and Income Fund                 938,839       1,555,741
Putnam VT Health Sciences Fund                       966          52,636
Putnam VT High Yield Fund                        452,012         464,966
Putnam VT Income Fund                            483,848         459,018
Putnam VT International Growth and
 Income Fund                                       1,657          35,191
Putnam VT International Equity Fund              147,167         683,834
Putnam VT International New
 Opportunities Fund                                  355           1,237
Putnam VT Investors Fund                             654          20,847
Putnam VT Money Market Fund                           27              63
Putnam VT New Opportunities Fund                 537,376         758,312
Putnam VT New Value Fund                          27,693          91,883
Putnam VT OTC & Emerging Growth Fund                  --           5,923
Putnam VT Small Cap Value Fund                   350,051          23,145
Putnam VT The George Putnam Fund of
 Boston                                            5,940          14,717
Putnam VT Utilities Growth and Income
 Fund                                             15,350          35,577
Putnam VT Vista Fund                                  --          65,151
Putnam VT Voyager Fund                           355,744       1,631,682
Putnam VT Capital Opportunities Fund             119,750          49,233
Putnam VT Equity Income Fund                     128,861          49,625
Van Kampen LIT Comstock                        1,224,446          25,035
                                          --------------  --------------
                                             $48,578,630     $39,711,032
                                          ==============  ==============

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                                            UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------
AllianceBernstein VPS International
 Value Portfolio                              11,824         111          11,713
AllianceBernstein VPS Small/Mid-Cap
 Value Portfolio                              13,603         293          13,310
AIM V.I. Capital Appreciation Fund            11,862         374          11,488
AIM V.I. Core Equity Fund                         62          69              (7)
AIM V.I. Mid Cap Core Equity Fund              8,366       4,638           3,728
AIM V.I. Small Cap Equity Fund                 1,878         456           1,422
AIM V.I. Capital Development Fund              4,565       1,293           3,272
American Funds Asset Allocation Fund          67,653      25,476          42,177
American Funds Blue Chip Income and
 Growth Fund                                  18,088      27,786          (9,698)
American Funds Bond Fund                      26,549       8,700          17,849
American Funds Global Growth Fund            744,363     671,069          73,294
American Funds Growth Fund                 1,959,279   1,831,944         127,335
American Funds Growth-Income Fund            713,084   1,265,852        (552,768)
American Funds International Fund             80,021      30,805          49,216
American Funds New World Fund                 21,945       5,346          16,599
American Funds Global Small
 Capitalization Fund                         316,496     237,890          78,606
Fidelity VIP Asset Manager Portfolio              --      71,863         (71,863)
Fidelity VIP Equity-Income Portfolio         328,730     791,646        (462,916)
Fidelity VIP Contrafund Portfolio             37,249       4,142          33,107
Fidelity VIP Overseas Portfolio                   --     100,310        (100,310)
Fidelity VIP Mid Cap Portfolio                16,083       2,451          13,632
Franklin Income Securities Fund               38,683         155          38,528
Franklin Small Cap Value Securities Fund      24,140      45,879         (21,739)
Mutual Shares Securities Fund                 14,573      19,692          (5,119)
Templeton Growth Securities Fund               3,428          14           3,414
Mutual Discovery Securities Fund               5,896         496           5,400
Hartford Advisers HLS Fund                   363,578     451,731         (88,153)
Hartford Total Return Bond HLS Fund        1,384,600   1,102,416         282,184
Hartford Capital Appreciation HLS Fund       415,613     914,231        (498,618)
Hartford Dividend and Growth HLS Fund        460,115     577,683        (117,568)
Hartford Global Advisers HLS Fund                 --      54,106         (54,106)
Hartford Global Leaders HLS Fund                  --         270            (270)
Hartford Global Technology HLS Fund               --      13,159         (13,159)
Hartford Disciplined Equity HLS Fund          25,688      95,452         (69,764)
Hartford Growth Opportunities HLS Fund         4,870      17,014         (12,144)
Hartford Index HLS Fund                      365,266     428,856         (63,590)
Hartford International Small Company HLS
 Fund                                          5,432       3,181           2,251
Hartford International Opportunities HLS
 Fund                                        476,606     632,358        (155,752)
Hartford MidCap HLS Fund                     281,011     704,159        (423,148)
Hartford MidCap Value HLS Fund                16,976       6,240          10,736
Hartford Money Market HLS Fund             3,279,007   3,178,543         100,464
Hartford Mortgage Securities HLS Fund        108,231      51,805          56,426
Hartford Small Company HLS Fund              191,680     504,712        (313,032)
Hartford Stock HLS Fund                      393,159   1,004,352        (611,193)
Hartford Value Opportunities HLS Fund          9,779      48,356         (38,577)

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                            UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------
Lord Abbett America's Value Portfolio          4,050          47           4,003
Lord Abbett Growth and Income Portfolio        6,125          74           6,051
MFS New Discovery Series                       5,015       5,004              11
MFS Total Return Series                       29,400      21,045           8,355
Oppenheimer Capital Appreciation Fund/VA      11,885         301          11,584
Oppenheimer Global Securities Fund/VA         20,554       1,309          19,245
Putnam VT Diversified Income Fund                 --         339            (339)
Putnam VT Global Asset Allocation Fund            --       2,341          (2,341)
Putnam VT Global Equity Fund                  13,815      46,574         (32,759)
Putnam VT Growth and Income Fund              25,700      57,237         (31,537)
Putnam VT Health Sciences Fund                    --       3,693          (3,693)
Putnam VT High Yield Fund                     12,841      22,489          (9,648)
Putnam VT Income Fund                         20,321      24,987          (4,666)
Putnam VT International Growth and
 Income Fund                                      --       1,828          (1,828)
Putnam VT International Equity Fund           11,694      43,639         (31,945)
Putnam VT International New
 Opportunities Fund                               --          81             (81)
Putnam VT Investors Fund                          --       1,917          (1,917)
Putnam VT Money Market Fund                       --          39             (39)
Putnam VT New Opportunities Fund              29,812      39,247          (9,435)
Putnam VT New Value Fund                          --       4,823          (4,823)
Putnam VT OTC & Emerging Growth Fund              --         783            (783)
Putnam VT Small Cap Value Fund                30,382       2,272          28,110
Putnam VT The George Putnam Fund of
 Boston                                           --       1,016          (1,016)
Putnam VT Utilities Growth and Income
 Fund                                             --       1,267          (1,267)
Putnam VT Vista Fund                              --       4,867          (4,867)
Putnam VT Voyager Fund                        20,921      63,909         (42,988)
Putnam VT Capital Opportunities Fund           6,731       3,064           3,667
Putnam VT Equity Income Fund                   8,096       3,527           4,569
Van Kampen LIT Comstock                      113,216       2,395         110,821

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                            UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund             10,885       4,705           6,180
AIM V.I. Premier Equity Fund                     410          76             334
American Funds Asset Allocation Fund         130,493      68,279          62,214
American Funds Blue Chip Income and
 Growth Fund                                  17,846      12,789           5,057
American Funds Bond Fund                      52,739      66,952         (14,213)
American Funds Global Growth Fund            361,836     168,863         192,973
American Funds Growth Fund                 1,667,679   1,199,764         467,915
American Funds Growth-Income Fund          1,209,056   1,071,480         137,576
American Funds International Fund             57,003      35,901          21,102
American Funds New World Fund                 22,708      11,224          11,484
American Funds Global Small
 Capitalization Fund                         248,956     313,535         (64,579)
Fidelity VIP Asset Manager Portfolio              --      37,048         (37,048)
Fidelity VIP Equity-Income Portfolio         582,977     554,207          28,770
Fidelity VIP Contrafund Portfolio              2,923          39           2,884
Fidelity VIP Overseas Portfolio                   --      90,661         (90,661)

-------------------------------------------------------------------------------

                                            UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio                   909           2             907
Franklin Small Cap Value Securities Fund      65,317      47,925          17,392
Mutual Shares Securities Fund                 22,316      10,211          12,105
Hartford Advisers HLS Fund                   784,688   1,343,149        (558,461)
Hartford Total Return Bond HLS Fund        1,218,603     714,430         504,173
Hartford Capital Appreciation HLS Fund       653,221   1,141,390        (488,169)
Hartford Dividend and Growth HLS Fund        555,912     757,538        (201,626)
Hartford Global Advisers HLS Fund                 --       1,647          (1,647)
Hartford Global Leaders HLS Fund                  --         398            (398)
Hartford Global Technology HLS Fund               --      13,612         (13,612)
Hartford Disciplined Equity HLS Fund          79,263     133,673         (54,410)
Hartford Growth Opportunities HLS Fund        15,663       8,111           7,552
Hartford Index HLS Fund                      547,248     623,651         (76,403)
Hartford International Small Company HLS
 Fund                                         14,169      16,288          (2,119)
Hartford International Opportunities HLS
 Fund                                        625,157     606,501          18,656
Hartford MidCap HLS Fund                     402,815     568,880        (166,065)
Hartford MidCap Value HLS Fund                14,891      39,126         (24,235)
Hartford Money Market HLS Fund             4,238,365   4,733,650        (495,285)
Hartford Mortgage Securities HLS Fund        118,843     149,436         (30,593)
Hartford Small Company HLS Fund              253,789     521,303        (267,514)
Hartford Stock HLS Fund                      593,934   1,092,874        (498,940)
Hartford Value Opportunities HLS Fund         60,663      30,719          29,944
MFS New Discovery Series                       1,760       1,966            (206)
MFS Total Return Series                       88,529       6,116          82,413
Oppenheimer Global Securities Fund/VA          2,513           4           2,509
Putnam VT Diversified Income Fund                 --         988            (988)
Putnam VT Global Asset Allocation Fund            --       5,413          (5,413)
Putnam VT Global Equity Fund                  21,850      30,926          (9,076)
Putnam VT Growth and Income Fund              35,349      74,523         (39,174)
Putnam VT Health Sciences Fund                    --       3,244          (3,244)
Putnam VT High Yield Fund                     16,809      18,275          (1,466)
Putnam VT Income Fund                         19,830      15,993           3,837
Putnam VT International Growth and
 Income Fund                                      --       1,051          (1,051)
Putnam VT International Equity Fund           37,986      54,307         (16,321)
Putnam VT International New
 Opportunities Fund                               --         753            (753)
Putnam VT Investors Fund                          --         587            (587)
Putnam VT Money Market Fund                       --       8,031          (8,031)
Putnam VT New Opportunities Fund              28,293      56,078         (27,785)
Putnam VT New Value Fund                          --      15,432         (15,432)
Putnam VT OTC & Emerging Growth Fund              --       1,883          (1,883)
Putnam VT Small Cap Value Fund                   929           2             927
Putnam VT The George Putnam Fund of
 Boston                                           --       2,458          (2,458)
Putnam VT Utilities Growth and Income
 Fund                                             --       2,204          (2,204)
Putnam VT Vista Fund                              --       1,901          (1,901)
Putnam VT Voyager Fund                        41,577      80,721         (39,144)
Putnam VT Capital Opportunities Fund          15,054       9,779           5,275
Putnam VT Equity Income Fund                  14,560       8,458           6,102

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2006  Lowest contract charges          11,713     $12.314196        $144,235
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE PORTFOLIO
 2006  Lowest contract charges          13,310      11.480951         152,806
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
AIM V.I. CAPITAL APPRECIATION
 FUND
 2006  Lowest contract charges          11,488      11.261514         129,372
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
AIM V.I. CORE EQUITY FUND
 2006  Lowest contract charges             717      14.507758          10,397
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
AIM V.I. MID CAP CORE EQUITY
 FUND
 2006  Lowest contract charges          27,196      15.522798         422,157
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges          23,468      13.954120         327,474
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges          17,288      12.966631         224,165
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges           6,042      11.392463          68,832
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
AIM V.I. SMALL CAP EQUITY FUND
 2006  Lowest contract charges           1,422      12.253694          17,420
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
AIM V.I. CAPITAL DEVELOPMENT
 FUND
 2006  Lowest contract charges           3,272      12.010285          39,299
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2006  Lowest contract charges          --                --              13.22%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE PORTFOLIO
 2006  Lowest contract charges          --              0.12%             14.20%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AIM V.I. CAPITAL APPRECIATION
 FUND
 2006  Lowest contract charges          --              0.11%              6.30%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AIM V.I. CORE EQUITY FUND
 2006  Lowest contract charges          --              1.62%              9.29%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AIM V.I. MID CAP CORE EQUITY
 FUND
 2006  Lowest contract charges          --              0.96%             11.24%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              0.56%              7.62%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.19%             13.82%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --                --              13.93%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AIM V.I. SMALL CAP EQUITY FUND
 2006  Lowest contract charges          --                --              17.44%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AIM V.I. CAPITAL DEVELOPMENT
 FUND
 2006  Lowest contract charges          --                --              16.52%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2006  Lowest contract charges         485,222     $14.994647      $7,275,730
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges         443,045      13.077484       5,793,915
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges         380,831      11.982388       4,563,260
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges         128,566      11.059916       1,421,930
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2006  Lowest contract charges         115,649      16.027025       1,853,508
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges         125,347      13.649702       1,710,950
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges         120,290      12.728640       1,531,124
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges          83,412      11.598516         967,456
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
AMERICAN FUNDS BOND FUND
 2006  Lowest contract charges          90,896      11.857928       1,077,836
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges          73,047      11.083750         809,630
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges          87,260      10.910455         952,043
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges          24,218      10.320517         249,943
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2006  Lowest contract charges          --              2.33%             14.66%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              2.32%              9.14%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              2.34%              8.34%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              5.09%             10.60%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2006  Lowest contract charges          --              1.27%             17.42%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              1.00%              7.24%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.66%              9.74%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --                --              15.99%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AMERICAN FUNDS BOND FUND
 2006  Lowest contract charges          --              3.91%              6.99%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              2.91%              1.59%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              2.67%              5.72%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --                --               3.21%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2006  Lowest contract charges       1,511,982      $1.495637      $2,261,376
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges       1,438,688       1.241944       1,786,770
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges       1,245,715       1.088710       1,356,223
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges       1,013,235       0.959325         972,022
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2002  Lowest contract charges         392,336       0.709176         278,236
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
AMERICAN FUNDS GROWTH FUND
 2006  Lowest contract charges       8,524,634       1.179431      10,054,217
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges       8,397,299       1.070088       8,985,849
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges       7,929,384       0.920977       7,302,780
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges       5,193,453       0.818667       4,251,708
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2002  Lowest contract charges       2,799,340       0.598421       1,675,184
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2006  Lowest contract charges       6,314,416       1.459565       9,216,300
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges       6,867,184       1.266953       8,700,400
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges       6,729,608       1.197136       8,056,257
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges       5,131,144       1.084618       5,565,332
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2002  Lowest contract charges       2,533,523       0.819043       2,075,064
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2006  Lowest contract charges          --              0.88%             20.43%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              0.67%             14.08%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.43%             13.49%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              0.34%             35.27%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              0.66%            (14.64)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GROWTH FUND
 2006  Lowest contract charges          --              0.81%             10.22%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              0.72%             16.19%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.20%             12.50%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              0.15%             36.80%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              0.04%            (24.45)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2006  Lowest contract charges          --              1.54%             15.20%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              1.37%              5.83%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.97%             10.37%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              1.32%             32.43%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              1.11%            (18.34)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2006  Lowest contract charges         183,793     $21.656876      $3,980,371
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges         134,577      18.202405       2,449,627
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges         113,475      14.981085       1,699,976
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges          60,340      12.555634         757,607
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
AMERICAN FUNDS NEW WORLD FUND
 2006  Lowest contract charges          53,030      23.629455       1,253,069
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges          36,431      17.820884         649,232
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges          24,947      14.760130         368,214
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges          10,142      12.424553         126,011
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2006  Lowest contract charges       1,730,266       2.032992       3,517,616
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges       1,651,660       1.638805       2,706,749
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges       1,716,239       1.307366       2,243,752
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges         641,680       1.081533         693,998
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2002  Lowest contract charges         133,886       0.704466          94,318
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2006  Lowest contract charges          --              1.71%             18.98%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              1.59%             21.50%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              1.53%             19.32%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              2.46%             25.56%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AMERICAN FUNDS NEW WORLD FUND
 2006  Lowest contract charges          --              1.49%             32.59%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              1.23%             20.74%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              2.12%             18.80%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --                --              24.25%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2006  Lowest contract charges          --              0.45%             24.05%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              0.94%             25.35%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --                --              20.88%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              0.36%             52.51%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              1.06%            (19.05)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2006  Lowest contract charges         430,048      $2.273295        $977,626
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges         501,911       2.118302       1,063,199
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges         538,959       2.035964       1,097,301
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges         783,839       1.930394       1,513,118
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2002  Lowest contract charges         972,644       1.636274       1,591,511
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2006  Lowest contract charges               7      12.458100              85
    Highest contract charges         3,800,993       3.297550      12,533,966
    Remaining contract charges              --             --              --
 2005  Lowest contract charges               1      10.387944              15
    Highest contract charges         4,263,915       2.743539      11,698,218
    Remaining contract charges              --             --              --
 2004  Lowest contract charges       4,235,146       2.591536      10,975,535
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges       4,407,321       2.323637      10,241,014
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2002  Lowest contract charges       4,582,802       1.782890       8,170,631
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2006  Lowest contract charges          35,991      11.911647         428,713
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges           2,884      10.689654          30,829
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2006  Lowest contract charges          --              2.84%              7.32%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              2.70%              4.04%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              3.10%              5.47%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              3.62%             17.97%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              4.50%             (8.73)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2006  Lowest contract charges          --              2.87%             19.93%
    Highest contract charges            --              3.40%             20.19%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --                --               3.24%
    Highest contract charges            --              1.56%              5.87%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              1.53%             11.53%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              1.81%             30.33%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              1.73%            (16.95)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2006  Lowest contract charges          --              1.29%             11.43%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --                --               3.58%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO
 2006  Lowest contract charges         487,539      $2.539150      $1,237,935
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges         587,849       2.150376       1,264,098
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges         678,510       1.806348       1,225,626
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges       1,101,115       1.589607       1,750,341
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2002  Lowest contract charges       1,638,628       1.108757       1,816,840
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
FIDELITY VIP MID CAP PORTFOLIO
 2006  Lowest contract charges          14,539      11.950350         173,749
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges             907      10.631702           9,643
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
FRANKLIN INCOME SECURITIES FUND
 2006  Lowest contract charges          38,528      11.443038         440,879
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2006  Lowest contract charges         106,403      19.163059       2,039,003
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges         128,142      16.381351       2,099,137
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges         110,750      15.061082       1,668,008
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges          39,491      12.170997         480,643
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO
 2006  Lowest contract charges          --              0.91%             18.08%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              0.67%             19.05%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              1.30%             13.64%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              0.93%             43.37%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              0.88%            (20.28)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
FIDELITY VIP MID CAP PORTFOLIO
 2006  Lowest contract charges          --              0.04%             12.40%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --                --               3.65%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
FRANKLIN INCOME SECURITIES FUND
 2006  Lowest contract charges          --                --              12.16%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2006  Lowest contract charges          --              0.66%             16.98%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              0.73%              8.77%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.17%             23.75%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --                --              21.71%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                             CONTRACT
                                                          UNIT               OWNERS'
SUB-ACCOUNT                                UNITS      FAIR VALUE #            EQUITY
---------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2006  Lowest contract charges                62,316     $16.767268           $1,044,877
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2005  Lowest contract charges                67,435      14.163953              955,149
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2004  Lowest contract charges                55,330      12.811952              708,882
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2003  Lowest contract charges                19,887      11.375095              226,211
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
TEMPLETON GROWTH SECURITIES FUND
 2006  Lowest contract charges                 3,414      11.681704               39,880
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
MUTUAL DISCOVERY SECURITIES FUND
 2006  Lowest contract charges                 5,400      11.432675               61,733
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges             4,066,268       3.195934           12,995,524
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2005  Lowest contract charges             4,154,421       2.886947           11,993,592
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2004  Lowest contract charges             4,712,882       2.692139           12,687,733
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2003  Lowest contract charges             5,015,216       2.594991           13,014,442
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2002  Lowest contract charges             4,828,333       2.190023           10,574,160
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --

                                                             INVESTMENT
                                            EXPENSE            INCOME              TOTAL
SUB-ACCOUNT                                  RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2006  Lowest contract charges                   --               1.36%             18.38%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2005  Lowest contract charges                   --               0.86%             10.55%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2004  Lowest contract charges                   --               0.89%             12.63%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2003  Lowest contract charges                   --                 --              13.75%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
TEMPLETON GROWTH SECURITIES FUND
 2006  Lowest contract charges                   --                 --              11.62%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
MUTUAL DISCOVERY SECURITIES FUND
 2006  Lowest contract charges                   --                 --              11.43%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
HARTFORD ADVISERS HLS FUND
 2006  Lowest contract charges                   --               2.42%             10.70%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2005  Lowest contract charges                   --               3.22%              7.24%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2004  Lowest contract charges                   --               2.02%              3.74%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2003  Lowest contract charges                   --               2.52%             18.49%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2002  Lowest contract charges                   --               2.95%            (13.79)%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --

-------------------------------------------------------------------------------

                                                                             CONTRACT
                                                          UNIT               OWNERS'
SUB-ACCOUNT                                UNITS      FAIR VALUE #            EQUITY
---------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 2006  Lowest contract charges             6,493,535      $2.362266          $15,339,457
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2005  Lowest contract charges             6,211,351       2.254006           14,000,423
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2004  Lowest contract charges             5,707,178       2.200121           12,556,482
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2003  Lowest contract charges             5,432,114       2.102885           11,423,113
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2002  Lowest contract charges             4,477,378       1.949909            8,730,479
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
HARTFORD CAPITAL APPRECIATION HLS FUND
 2006  Lowest contract charges             5,519,708       6.569283           36,260,522
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2005  Lowest contract charges             6,018,326       5.633312           33,903,108
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2004  Lowest contract charges             6,506,495       4.875404           31,721,794
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2003  Lowest contract charges             6,654,874       4.084473           27,181,653
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2002  Lowest contract charges             7,291,518       2.868780           20,917,762
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2006  Lowest contract charges             3,689,702       4.068371           15,011,075
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2005  Lowest contract charges             3,807,270       3.380148           12,869,136
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2004  Lowest contract charges             4,008,896       3.190025           12,788,479
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2003  Lowest contract charges             4,111,454       2.837561           11,666,502
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2002  Lowest contract charges             4,146,231       2.237882            9,278,776
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --

                                                             INVESTMENT
                                            EXPENSE            INCOME              TOTAL
SUB-ACCOUNT                                  RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 2006  Lowest contract charges                   --               5.27%              4.80%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2005  Lowest contract charges                   --               7.58%              2.45%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2004  Lowest contract charges                   --               4.67%              4.62%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2003  Lowest contract charges                   --               3.71%              7.85%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2002  Lowest contract charges                   --               4.17%             10.08%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
HARTFORD CAPITAL APPRECIATION HLS FUND
 2006  Lowest contract charges                   --               1.35%             16.62%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2005  Lowest contract charges                   --               0.94%             15.55%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2004  Lowest contract charges                   --               0.35%             19.36%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2003  Lowest contract charges                   --               0.60%             42.38%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2002  Lowest contract charges                   --               0.64%            (19.70)%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2006  Lowest contract charges                   --               1.80%             20.36%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2005  Lowest contract charges                   --               1.88%              5.96%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2004  Lowest contract charges                   --               1.40%             12.42%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2003  Lowest contract charges                   --               1.52%             26.80%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2002  Lowest contract charges                   --               1.47%            (14.23)%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                                             CONTRACT
                                                          UNIT               OWNERS'
SUB-ACCOUNT                                UNITS      FAIR VALUE #            EQUITY
---------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
 2006  Lowest contract charges                21,721      $1.533670              $33,313
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2005  Lowest contract charges                75,827       1.409162              106,852
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2004  Lowest contract charges                77,474       1.363233              105,616
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2003  Lowest contract charges                79,527       1.209099               96,156
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2002  Lowest contract charges               114,808       0.988953              113,540
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
HARTFORD GLOBAL LEADERS HLS FUND
 2006  Lowest contract charges                 4,093       1.292115                5,289
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2005  Lowest contract charges                 4,363       1.131997                4,939
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2004  Lowest contract charges                 4,761       1.103429                5,253
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2003  Lowest contract charges                 5,363       0.925806                4,965
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2002  Lowest contract charges               203,376       0.682881              138,882
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 2006  Lowest contract charges                 8,599       0.908928                7,816
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2005  Lowest contract charges                21,758       0.823643               17,921
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2004  Lowest contract charges                35,370       0.740995               26,208
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2003  Lowest contract charges                48,959       0.731126               35,795
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --
 2002  Lowest contract charges                65,646       0.452718               29,719
    Highest contract charges                      --             --                   --
    Remaining contract charges                    --             --                   --

                                                             INVESTMENT
                                            EXPENSE            INCOME              TOTAL
SUB-ACCOUNT                                  RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
 2006  Lowest contract charges                   --               2.01%              8.84%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2005  Lowest contract charges                   --               3.72%              3.37%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2004  Lowest contract charges                   --               0.02%             12.75%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2003  Lowest contract charges                   --               0.57%             22.26%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2002  Lowest contract charges                   --               0.05%             (8.95)%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
HARTFORD GLOBAL LEADERS HLS FUND
 2006  Lowest contract charges                   --               0.79%             14.15%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2005  Lowest contract charges                   --               0.79%              2.59%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2004  Lowest contract charges                   --               0.53%             19.19%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2003  Lowest contract charges                   --               0.20%             35.57%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2002  Lowest contract charges                   --               3.28%            (19.51)%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
 2006  Lowest contract charges                   --                 --              10.36%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2005  Lowest contract charges                   --               0.28%             11.15%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2004  Lowest contract charges                   --                 --               1.35%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2003  Lowest contract charges                   --                 --              61.50%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --
 2002  Lowest contract charges                   --                 --             (38.59)%
    Highest contract charges                     --                 --                 --
    Remaining contract charges                   --                 --                 --

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2006  Lowest contract charges         559,146      $1.534766        $858,159
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges         628,910       1.364817         858,347
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges         683,320       1.280563         875,035
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges         619,018       1.181232         731,204
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2002  Lowest contract charges         321,074       0.916970         294,415
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges          13,012      18.435854         239,890
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges          25,156      16.452771         413,893
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges          17,604      14.145761         249,026
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges          15,414      12.071320         186,062
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
HARTFORD INDEX HLS FUND
 2006  Lowest contract charges       3,816,601       3.764477      14,367,509
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges       3,880,191       3.260543      12,651,528
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges       3,956,594       3.120058      12,344,804
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges       5,948,094       2.826298      16,811,085
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2002  Lowest contract charges       6,464,655       2.205769      14,259,536
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2006  Lowest contract charges          --              1.09%             12.45%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              1.15%              6.58%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              1.17%              8.41%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              1.79%             28.82%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              0.37%            (24.65)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2006  Lowest contract charges          --              0.66%             12.05%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              0.26%             16.31%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --                --              17.19%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --                --              20.71%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD INDEX HLS FUND
 2006  Lowest contract charges          --              1.73%             15.46%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              1.94%              4.50%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              1.05%             10.39%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              1.38%             28.13%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              1.13%            (22.45)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2006  Lowest contract charges          17,780     $23.147960        $411,572
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges          15,529      17.897193         277,919
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges          17,648      15.090922         266,330
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges           4,562      12.902318          58,864
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2006  Lowest contract charges       3,027,541       2.945663       8,918,116
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges       3,183,293       2.366771       7,534,126
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges       3,164,637       2.064885       6,534,612
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges       2,412,198       1.748699       4,218,209
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2002  Lowest contract charges       2,970,983       1.313864       3,903,467
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
HARTFORD MIDCAP HLS FUND
 2006  Lowest contract charges       1,690,638       3.634263       6,144,222
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges       2,113,786       3.252335       6,874,741
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges       2,279,851       2.784937       6,349,242
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges       2,387,453       2.391809       5,710,332
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2002  Lowest contract charges       2,051,705       1.737334       3,564,496
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2006  Lowest contract charges          --              2.08%             29.34%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              2.16%             18.60%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --                --              16.96%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              2.78%             29.02%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2006  Lowest contract charges          --              2.69%             24.46%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --                --              14.62%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.82%             18.08%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              0.90%             33.10%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              1.99%            (17.93)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD MIDCAP HLS FUND
 2006  Lowest contract charges          --              0.95%             11.74%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              0.41%             16.78%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.27%             16.44%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              0.27%             37.67%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              0.11%            (14.22)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 2006  Lowest contract charges          60,874     $18.998199      $1,156,492
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges          50,138      16.116626         808,063
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges          74,373      14.653166       1,089,805
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges          24,406      12.599619         307,501
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges       4,274,739       1.675089       7,160,567
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges       4,174,275       1.599845       6,678,193
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges       4,669,560       1.555598       7,263,958
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges       5,650,958       1.541051       8,708,415
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2002  Lowest contract charges       5,297,481       1.529607       8,103,064
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
HARTFORD MORTGAGE SECURITIES HLS
 FUND
 2006  Lowest contract charges         623,722       2.139020       1,334,154
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges         567,296       2.043515       1,159,277
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges         597,889       1.996349       1,193,595
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges         865,069       1.917343       1,658,635
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2002  Lowest contract charges         851,714       1.874447       1,596,492
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 2006  Lowest contract charges          --              0.97%             17.88%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              0.56%              9.99%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.10%             16.30%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --                --              26.00%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD MONEY MARKET HLS FUND
 2006  Lowest contract charges          --              4.60%              4.70%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              2.78%              2.84%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.94%              0.94%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              0.73%              0.75%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              1.46%              1.47%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD MORTGAGE SECURITIES HLS
 FUND
 2006  Lowest contract charges          --             10.87%              4.67%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              4.04%              2.36%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              4.52%              4.12%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              3.07%              2.29%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              2.36%              8.15%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2006  Lowest contract charges       2,141,270      $2.228805      $4,772,473
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges       2,454,302       1.947811       4,780,515
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges       2,721,816       1.609664       4,381,209
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges       2,420,815       1.434873       3,473,562
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2002  Lowest contract charges       2,216,929       0.920563       2,040,823
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges       4,700,981       3.846378      18,081,752
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges       5,312,174       3.354778      17,821,166
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges       5,811,114       3.060365      17,784,129
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges       5,705,665       2.937881      16,762,566
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2002  Lowest contract charges       5,882,093       2.322928      13,663,679
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
HARTFORD VALUE OPPORTUNITIES HLS
 FUND
 2006  Lowest contract charges          52,450      18.873752         989,932
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges          91,027      15.857149       1,443,424
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges          61,083      14.638700         894,169
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges           8,622      12.314438         106,173
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
 2006  Lowest contract charges          --              0.18%             14.43%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --                --              21.01%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --                --              12.18%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --                --              55.87%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --                --             (30.23)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD STOCK HLS FUND
 2006  Lowest contract charges          --              1.28%             14.65%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              1.88%              9.62%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              1.12%              4.17%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              1.21%             26.47%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              1.01%            (24.25)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD VALUE OPPORTUNITIES HLS
 FUND
 2006  Lowest contract charges          --              0.95%             19.02%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              1.45%              8.32%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.26%             18.87%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --                --              23.14%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
LORD ABBETT AMERICA'S VALUE
 PORTFOLIO
 2006  Lowest contract charges           4,003     $11.466028         $45,896
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2006  Lowest contract charges           6,051      12.161720          73,587
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
MFS NEW DISCOVERY SERIES
 2006  Lowest contract charges           7,779      15.380400         119,645
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges           7,768      13.585071         105,531
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges           7,974      12.907985         102,923
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges          11,851      12.118057         143,610
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
MFS TOTAL RETURN SERIES
 2006  Lowest contract charges         107,921      13.801173       1,489,443
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges          99,566      12.334140       1,228,056
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges          17,153      11.995951         205,763
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges           6,897      10.776006          74,319
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 2006  Lowest contract charges          11,584      11.214030         129,908
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2006  Lowest contract charges          21,754      12.570301         273,452
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges           2,509      10.710592          26,869
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
LORD ABBETT AMERICA'S VALUE
 PORTFOLIO
 2006  Lowest contract charges          --              8.56%             14.55%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2006  Lowest contract charges          --              4.01%             17.27%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
MFS NEW DISCOVERY SERIES
 2006  Lowest contract charges          --                --              13.22%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --                --               5.25%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --                --               6.52%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --                --              21.18%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
MFS TOTAL RETURN SERIES
 2006  Lowest contract charges          --              2.39%             11.89%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              0.92%              2.82%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              1.29%             11.32%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --                --               7.76%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 2006  Lowest contract charges          --                --               7.68%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2006  Lowest contract charges          --              0.74%             17.36%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --                --               4.57%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2006  Lowest contract charges           5,184     $20.819828        $107,923
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges           5,523      19.530112         107,873
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges           6,511      18.910417         123,127
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges          18,290      17.256953         315,629
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2002  Lowest contract charges          93,482      14.348324       1,341,312
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2006  Lowest contract charges          32,354      28.694786         928,379
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges          34,695      25.385139         880,725
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges          40,108      23.680233         949,774
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges         123,942      21.674078       2,686,335
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2002  Lowest contract charges         174,369      17.760045       3,096,795
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
PUTNAM VT GLOBAL EQUITY FUND
 2006  Lowest contract charges         163,885      29.800420       4,883,837
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges         196,644      24.129019       4,744,838
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges         205,720      22.118357       4,550,196
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges         224,135      19.412578       4,351,028
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2002  Lowest contract charges         260,875      14.985684       3,909,392
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2006  Lowest contract charges          --              5.87%              6.60%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              7.49%              3.28%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              9.66%              9.58%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --             13.75%             20.27%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              3.97%              6.20%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2006  Lowest contract charges          --              2.91%             13.04%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              1.39%              7.20%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              2.58%              9.26%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              4.38%             22.04%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              1.97%            (12.36)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
PUTNAM VT GLOBAL EQUITY FUND
 2006  Lowest contract charges          --              0.60%             23.50%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              1.00%              9.09%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              2.22%             13.94%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              1.25%             29.54%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              0.31%            (22.16)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                  UNIT          CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME
 FUND
 2006  Lowest contract charges           689     $15.399391         $10,614
    Highest contract charges         307,025      37.228527      11,430,074
    Remaining contract charges            --             --              --
 2005  Lowest contract charges           628      13.285600           8,346
    Highest contract charges         338,623      32.040356      10,849,604
    Remaining contract charges            --             --              --
 2004  Lowest contract charges           523      12.625543           6,600
    Highest contract charges         377,902      30.370460      11,477,050
    Remaining contract charges            --             --              --
 2003  Lowest contract charges           537      11.362976           6,102
    Highest contract charges         423,145      27.270997      11,539,598
    Remaining contract charges            --             --              --
 2002  Lowest contract charges       536,448      21.356598      11,456,704
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
PUTNAM VT HEALTH SCIENCES FUND
 2006  Lowest contract charges        10,046      14.388482         144,549
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2005  Lowest contract charges        13,739      13.960596         191,807
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2004  Lowest contract charges        16,983      12.300632         208,901
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2003  Lowest contract charges        24,974      11.463412         286,285
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2002  Lowest contract charges        32,167       9.649126         310,381
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
PUTNAM VT HIGH YIELD FUND
 2006  Lowest contract charges       115,130      25.143715       2,894,802
    Highest contract charges           2,428      13.775449          33,447
    Remaining contract charges            --             --              --
 2005  Lowest contract charges       125,959      22.734033       2,863,566
    Highest contract charges           1,247      12.463889          15,539
    Remaining contract charges            --             --              --
 2004  Lowest contract charges       128,672      21.972422       2,827,227
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2003  Lowest contract charges       161,821      19.796707       3,203,527
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2002  Lowest contract charges       185,967      15.605782       2,902,167
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
PUTNAM VT GROWTH AND INCOME
 FUND
 2006  Lowest contract charges          --              1.45%             15.91%
    Highest contract charges            --              1.79%             16.19%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              1.39%              5.23%
    Highest contract charges            --              1.81%              5.50%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              1.57%             11.11%
    Highest contract charges            --              1.80%             11.37%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --                --              13.63%
    Highest contract charges            --              2.19%             27.60%
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              2.38%            (18.79)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
PUTNAM VT HEALTH SCIENCES FUND
 2006  Lowest contract charges          --              0.53%              3.07%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              0.30%             13.50%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.39%              7.30%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              0.89%             18.80%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              0.07%            (20.21)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
PUTNAM VT HIGH YIELD FUND
 2006  Lowest contract charges          --              7.93%             10.60%
    Highest contract charges            --              4.52%             10.52%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              8.30%              3.47%
    Highest contract charges            --                --               3.10%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              8.74%             10.99%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --             11.01%             26.86%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --             12.04%             (0.54)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                  UNIT          CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT INCOME FUND
 2006  Lowest contract charges       129,051     $21.318359      $2,751,161
    Highest contract charges           1,260      11.120988          14,014
    Remaining contract charges            --             --              --
 2005  Lowest contract charges       134,133      20.337007       2,727,858
    Highest contract charges             844      10.640021           8,980
    Remaining contract charges            --             --              --
 2004  Lowest contract charges       130,703      19.822044       2,590,802
    Highest contract charges             437      10.394738           4,540
    Remaining contract charges            --             --              --
 2003  Lowest contract charges       157,759      18.928406       2,986,119
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2002  Lowest contract charges       143,335      18.079459       2,591,420
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
 2006  Lowest contract charges         4,997      20.691059         103,384
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2005  Lowest contract charges         6,825      16.212019         110,647
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2004  Lowest contract charges         7,876      14.179491         111,680
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2003  Lowest contract charges         9,747      11.688479         113,927
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2002  Lowest contract charges        27,322       8.447396         230,796
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2006  Lowest contract charges         4,080      19.719498          80,450
    Highest contract charges         163,094      20.138797       3,284,508
    Remaining contract charges            --             --              --
 2005  Lowest contract charges       195,114      15.728136       3,068,787
    Highest contract charges           4,005      15.439804          61,834
    Remaining contract charges            --             --              --
 2004  Lowest contract charges       215,440      13.986237       3,013,191
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2003  Lowest contract charges       244,493      12.006885       2,935,601
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2002  Lowest contract charges       243,946       9.315833       2,272,556
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
PUTNAM VT INCOME FUND
 2006  Lowest contract charges          --              4.56%              4.83%
    Highest contract charges            --              4.51%              4.52%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              3.29%              2.60%
    Highest contract charges            --              3.45%              2.36%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              4.23%              4.72%
    Highest contract charges            --                --               4.43%
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              4.69%              4.70%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              4.50%              8.09%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
PUTNAM VT INTERNATIONAL GROWTH
 AND INCOME FUND
 2006  Lowest contract charges          --              1.41%             27.63%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              1.07%             14.33%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              1.52%             21.31%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              2.17%             38.37%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              0.65%            (13.67)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2006  Lowest contract charges          --                --              28.04%
    Highest contract charges            --              0.59%             27.72%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              1.69%             12.45%
    Highest contract charges            --              0.38%             12.20%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              1.69%             16.49%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              1.07%             28.89%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              1.00%            (17.52)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                  UNIT          CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2006  Lowest contract charges         1,500     $17.128684         $25,690
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2005  Lowest contract charges         1,581      13.548679          21,415
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2004  Lowest contract charges         2,334      11.419666          26,658
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2003  Lowest contract charges         3,976      10.050111          39,958
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2002  Lowest contract charges        12,850       7.523083          96,671
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
PUTNAM VT INVESTORS FUND
 2006  Lowest contract charges         7,379      12.236223          90,292
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2005  Lowest contract charges         9,296      10.711383          99,569
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2004  Lowest contract charges         9,883       9.824339          97,095
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2003  Lowest contract charges        14,773       8.688642         128,357
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2002  Lowest contract charges        63,680       6.827953         434,807
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
PUTNAM VT MONEY MARKET FUND
 2006  Lowest contract charges           349       1.662379             580
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2005  Lowest contract charges           388       1.588794             616
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2004  Lowest contract charges         8,419       1.545717          13,013
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2003  Lowest contract charges        62,589       1.531768          95,872
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2002  Lowest contract charges       293,162       1.520209         445,667
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
PUTNAM VT INTERNATIONAL NEW
 OPPORTUNITIES FUND
 2006  Lowest contract charges          --              1.51%             26.42%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              1.05%             18.64%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              1.30%             13.63%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              0.73%             33.59%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              0.96%            (13.46)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
PUTNAM VT INVESTORS FUND
 2006  Lowest contract charges          --              0.69%             14.24%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              1.22%              9.03%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.73%             13.07%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              0.95%             27.25%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              0.39%            (23.68)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
PUTNAM VT MONEY MARKET FUND
 2006  Lowest contract charges          --              4.53%              4.63%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              2.25%              2.79%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.77%              0.91%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              0.79%              0.76%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              1.46%              1.46%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                  UNIT          CONTRACT
SUB-ACCOUNT                        UNITS      FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES
 FUND
 2006  Lowest contract charges         2,583      15.175568          39,195
    Highest contract charges         222,149      24.472443       5,436,516
    Remaining contract charges            --             --              --
 2005  Lowest contract charges         2,508      13.979089          35,055
    Highest contract charges         231,659      22.488065       5,209,560
    Remaining contract charges            --             --              --
 2004  Lowest contract charges       261,952      20.383662       5,339,542
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2003  Lowest contract charges       287,905      18.434963       5,307,520
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2002  Lowest contract charges       356,281      13.891974       4,949,443
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
PUTNAM VT NEW VALUE FUND
 2006  Lowest contract charges        17,486     $21.678201        $379,065
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2005  Lowest contract charges        22,309      18.642121         415,881
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2004  Lowest contract charges        37,741      17.564560         662,895
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2003  Lowest contract charges        46,953      15.171400         712,342
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2002  Lowest contract charges        67,054      11.418982         765,693
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
PUTNAM VT OTC & EMERGING
 GROWTH FUND
 2006  Lowest contract charges        12,555       7.974374         100,119
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2005  Lowest contract charges        13,338       7.077526          94,403
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2004  Lowest contract charges        15,221       6.548058          99,667
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2003  Lowest contract charges        20,418       6.007790         122,664
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --
 2002  Lowest contract charges        61,474       4.419389         271,675
    Highest contract charges              --             --              --
    Remaining contract charges            --             --              --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES
 FUND
 2006  Lowest contract charges          --                --               8.56%
    Highest contract charges            --              0.18%              8.82%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --                --              10.00%
    Highest contract charges            --              0.37%             10.32%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --                --              10.57%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --                --              32.70%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --                --             (30.29)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
PUTNAM VT NEW VALUE FUND
 2006  Lowest contract charges          --              1.24%             16.29%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              1.04%              6.14%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              1.13%             15.77%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              1.65%             32.86%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              5.38%            (15.44)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
PUTNAM VT OTC & EMERGING
 GROWTH FUND
 2006  Lowest contract charges          --                --              12.67%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --                --               8.09%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --                --               8.99%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --                --              35.94%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --                --             (32.06)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 2006  Lowest contract charges          29,037      11.801519         342,678
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges             927      10.061432           9,331
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
 2006  Lowest contract charges           5,797     $15.910698         $92,234
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges           6,813      14.177205          96,588
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges           9,271      13.603625         126,114
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges          12,651      12.540269         158,646
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2002  Lowest contract charges          20,423      10.685893         218,237
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
PUTNAM VT UTILITIES GROWTH AND
 INCOME FUND
 2006  Lowest contract charges          17,575      31.688447         556,916
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges          18,842      24.890887         468,999
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges          21,046      22.847531         480,855
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges          28,903      18.747452         541,866
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2002  Lowest contract charges          46,237      14.997690         693,445
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 2006  Lowest contract charges          --              0.33%             17.30%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --                --               0.35%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
PUTNAM VT THE GEORGE PUTNAM FUND
 OF BOSTON
 2006  Lowest contract charges          --              2.78%             12.23%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              2.26%              4.22%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              2.12%              8.48%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              2.88%             17.35%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              2.21%             (8.57)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
PUTNAM VT UTILITIES GROWTH AND
 INCOME FUND
 2006  Lowest contract charges          --              3.09%             27.31%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              2.12%              8.94%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              2.43%             21.87%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              4.40%             25.00%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              3.69%            (23.83)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT VISTA FUND
 2006  Lowest contract charges           7,923     $13.629598        $107,986
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges          12,790      12.891632         164,878
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges          14,691      11.461246         168,379
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges          17,971       9.639100         173,229
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2002  Lowest contract charges          55,580       7.224769         401,554
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
PUTNAM VT VOYAGER FUND
 2006  Lowest contract charges         274,189      32.251178       8,842,923
    Highest contract charges               340      13.125279           4,458
    Remaining contract charges              --             --              --
 2005  Lowest contract charges         317,317      30.510819       9,681,610
    Highest contract charges               200      12.448612           2,489
    Remaining contract charges              --             --              --
 2004  Lowest contract charges         356,661      28.800926      10,272,162
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges         476,913      27.341904      13,039,703
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2002  Lowest contract charges         532,073      21.845647      11,623,484
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
PUTNAM VT CAPITAL OPPORTUNITIES
 FUND
 2006  Lowest contract charges          10,878      18.033203         196,167
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges           7,211      15.651902         112,865
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges           1,936      14.208783          27,502
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
PUTNAM VT VISTA FUND
 2006  Lowest contract charges          --                --               5.72%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --                --              12.48%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --                --              18.90%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --                --              33.42%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --                --             (30.38)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
PUTNAM VT VOYAGER FUND
 2006  Lowest contract charges          --              0.38%              5.70%
    Highest contract charges            --              0.09%              5.44%
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              0.92%              5.94%
    Highest contract charges            --                --               5.69%
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.47%              5.34%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              0.65%             25.16%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2002  Lowest contract charges          --              0.87%            (26.34)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
PUTNAM VT CAPITAL OPPORTUNITIES
 FUND
 2006  Lowest contract charges          --              0.07%             15.21%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --                --              10.16%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              1.06%             18.12%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                    UNIT          CONTRACT
SUB-ACCOUNT                          UNITS      FAIR VALUE #   OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2006  Lowest contract charges          25,822     $15.934960        $411,480
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2005  Lowest contract charges          21,253      13.408382         284,962
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2004  Lowest contract charges          15,151      12.708724         192,555
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
 2003  Lowest contract charges          12,484      11.365596         141,886
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --
VAN KAMPEN LIT COMSTOCK
 2006  Lowest contract charges         110,821      12.045674       1,334,909
    Highest contract charges                --             --              --
    Remaining contract charges              --             --              --

                                                    INVESTMENT
                                     EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                          RATIO*          RATIO**           RETURN***
--------------------------------  --------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2006  Lowest contract charges          --              1.05%             18.84%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges          --              0.87%              5.51%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges          --              0.12%             11.82%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges          --              0.95%             13.66%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
VAN KAMPEN LIT COMSTOCK
 2006  Lowest contract charges          --              0.02%             16.04%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Issue Charges, and Riders (if applicable). These fees are assessed as a direct reduction in unit values or through a redemption of units for all contract's contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.50% to 0.80% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from $7.50 to $24.16 plus $0.03 to $10.00 per month per $1,000 in supplemental fees for administrative services provided by the Company.

    These charges are a redemption of units.

ISSUE CHARGE:

    The Company will charge an expense of $20 plus $0.05 per $1,000 of the initial face amount for issue charges.

    These charges are a redemption of units.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2006

-------------------------------------------------------------------------------

RIDERS:

    The Company will charge an expense for various Rider charges, such as Estate Protection Rider, Last Survivor Exchange Option Rider, Maturity Value Extension Rider, Single Life Yearly Renewable Life Insurance Rider. These deductions range from $0.27 to $86.13 of net amount at Risk.

    These charges are a redemption of units.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. Our audits also included the consolidated financial statement schedules listed in the Index at S-1 to S-3. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 of the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

Deloitte & Touche LLP
Hartford, Connecticut
February 21, 2007

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2006           2005           2004
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
 Fee income and other                  $3,113         $2,811         $2,592
 Earned premiums                          547            449            484
 Net investment income                  2,728          2,569          2,470
 Net realized capital gains              (299)            75            140
  (losses)
                                     --------       --------       --------
                     TOTAL REVENUES     6,089          5,904          5,686
                                     --------       --------       --------
BENEFITS, CLAIMS AND EXPENSES
 Benefits, claims and claim             3,205          3,008          3,111
  adjustment expenses
 Insurance expenses and other             853            798            709
 Amortization of deferred policy        1,175            945            825
  acquisition costs and present
  value of future profits
 Dividends to policyholders                22             37             29
                                     --------       --------       --------
TOTAL BENEFITS, CLAIMS AND EXPENSES     5,255          4,788          4,674
                                     --------       --------       --------
 Income before income tax expense         834          1,116          1,012
  and cumulative effect of
  accounting changes
 Income tax expense                       103            207             29
 Income before cumulative effect of       731            909            983
  accounting changes
 Cumulative effect of accounting           --             --            (18)
  changes, net of tax
                                     --------       --------       --------
                         NET INCOME      $731           $909           $965
                                     --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                   AS OF DECEMBER 31,
                                                 2006              2005
                                                  (IN MILLIONS, EXCEPT
                                                     FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
 Investments
 Fixed maturities, available for sale, at         $45,340           $43,242
  fair value (amortized cost of $44,540 and
  $42,256)
 Equity securities, available for sale, at            275               310
  fair value (cost of $267 and $303)
 Equity securities, held for trading, at                1                 1
  fair value
 Policy loans, at outstanding balance               2,009             1,971
 Mortgage loans on real estate                      2,631             1,355
 Other investments                                  1,024               579
                                              -----------       -----------
                           TOTAL INVESTMENTS       51,280            47,458
                                              -----------       -----------
 Cash                                                 186               124
 Premiums receivable and agents' balances              29                23
 Reinsurance recoverables                           1,393             1,114
 Deferred policy acquisition costs and              7,334             7,101
  present value of future profits
 Deferred income taxes                               (491  )           (516  )
 Goodwill                                             186               186
 Other assets                                       1,290             1,611
 Separate account assets                          179,943           150,523
                                              -----------       -----------
                                TOTAL ASSETS     $241,150          $207,624
                                              -----------       -----------
LIABILITIES
 Reserve for future policy benefits                $8,209            $7,406
 Other policyholder funds                          40,191            38,399
 Consumer Notes                                       258                --
 Other liabilities                                  4,890             3,959
 Separate account liabilities                     179,943           150,523
                                              -----------       -----------
                           TOTAL LIABILITIES      233,491           200,287
                                              -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES, NOTE           --                --
 11
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares authorized,               6                 6
  issued and outstanding, par value $5,690
 Capital surplus                                    2,586             2,405
 Accumulated other comprehensive income
  Net unrealized capital gains on                     290               464
   securities, net of tax
  Foreign currency translation adjustments              1                (1  )
                                              -----------       -----------
TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME          291               463
                                              -----------       -----------
 Retained earnings                                  4,777             4,463
                                              -----------       -----------
                  TOTAL STOCKHOLDER'S EQUITY        7,660             7,337
                                              -----------       -----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $241,150          $207,624
                                              -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                       NET             NET (LOSS)
                                                                    UNREALIZED           GAIN ON
                                                                  CAPITAL GAINS         CASH FLOW          FOREIGN
                                      COMMON                       (LOSSES) ON           HEDGING          CURRENCY
                                       STOCK         CAPITAL       SECURITIES,        INSTRUMENTS,       TRANSLATION
                                                     SURPLUS        NET OF TAX         NET OF TAX        ADJUSTMENTS
                                                                     (IN MILLIONS)
--------------------------------------------------------------------------------------------------------------------
2006
Balance, December 31, 2005               $6          $2,405             $577              $(113)             $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                       (77)
 Net loss on cash flow hedging
  instruments                                                                               (97)
 Cumulative translation
  adjustments                                                                                                  2
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        181
Dividends declared
        BALANCE, DECEMBER 31, 2006       $6          $2,586             $500              $(210)              $1
                                        ---          ------           ------              -----              ---
2005
Balance, December 31, 2004               $6          $2,240           $1,124              $(184)             $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                      (547)
 Net loss on cash flow hedging
  instruments                                                                                71
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                        165
Dividends declared
        BALANCE, DECEMBER 31, 2005       $6          $2,405             $577              $(113)             $(1)
                                        ---          ------           ------              -----              ---
2004
Balance, December 31, 2003               $6          $2,240             $728               $(17)             $(1)
Comprehensive income
 Net income
Other comprehensive income, net of
 tax (1)
 Cumulative effect of accounting
  change                                                                 292
 Net change in unrealized capital
  gains (losses) on securities (2)                                       104
 Net loss on cash flow hedging
  instruments                                                                              (167)
Total other comprehensive income
 Total comprehensive income
Dividends declared
        BALANCE, DECEMBER 31, 2004       $6          $2,240           $1,124              $(184)             $(1)
                                        ---          ------           ------              -----              ---


                                                                TOTAL
                                           RETAINED         STOCKHOLDER'S
                                           EARNINGS             EQUITY
                                                (IN MILLIONS)
----------------------------------  --------------------------------------
2006
Balance, December 31, 2005                  $4,463              $7,337
Comprehensive income
 Net income                                    731                 731
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                 (77)
 Net loss on cash flow hedging
  instruments                                                      (97)
 Cumulative translation
  adjustments                                                        2
Total other comprehensive income
 Total comprehensive income
Capital contribution from parent                                   181
Dividends declared                            (417)               (417)
                                            ------              ------
        BALANCE, DECEMBER 31, 2006          $4,777              $7,660
                                            ------              ------
2005
Balance, December 31, 2004                  $4,064              $7,249
Comprehensive income
 Net income                                    909                 909
Other comprehensive income, net of
 tax (1)
 Net change in unrealized capital
  gains (losses) on securities (2)                                (547)
 Net loss on cash flow hedging
  instruments                                                       71
Total other comprehensive income                                  (476)
 Total comprehensive income                                        433
Capital contribution from parent                                   165
Dividends declared                            (510)               (510)
                                            ------              ------
        BALANCE, DECEMBER 31, 2005          $4,463              $7,337
                                            ------              ------
2004
Balance, December 31, 2003                  $3,648              $6,604
Comprehensive income
 Net income                                    965                 965
Other comprehensive income, net of
 tax (1)
 Cumulative effect of accounting
  change                                                           292
 Net change in unrealized capital
  gains (losses) on securities (2)                                 104
 Net loss on cash flow hedging
  instruments                                                     (167)
Total other comprehensive income                                   229
 Total comprehensive income                                      1,194
Dividends declared                            (549)               (549)
                                            ------              ------
        BALANCE, DECEMBER 31, 2004          $4,064              $7,249
                                            ------              ------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $(42), $(295), and $56 for the years ended December 31, 2006, 2005 and 2004, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $(52), $38 and $(90) for the years ended December 31, 2006, 2005 and 2004, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(75), $26 and $78 for the years ended December 31, 2006, 2005 and 2004 respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2006            2005            2004
                                                (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income                            $731            $909            $965
 Adjustments to reconcile net
  income to net cash provided by
  operating activities
 Amortization of deferred policy
  acquisition costs and present
  value of future profits             1,175             945             825
 Additions to deferred policy
  acquisition costs and present
  value of future profits            (1,351)         (1,226)         (1,375)
 Change in:
 Reserve for future policy
  benefits, unpaid losses and
  loss adjustment expenses and
  unearned premiums                     836             129             726
 Reinsurance recoverables               (47)            177             (15)
 Receivables                             11              (3)             (3)
 Payables and accruals                  210             385            (212)
 Accrued and deferred income
  taxes                                 340              36             (21)
 Net realized capital losses
  (gains)                               299             (75)           (140)
 Depreciation and amortization          404             239              73
 Cumulative effect of accounting
  change, net of tax                     --              --              18
 Other, net                             157            (228)            (86)
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY OPERATING
                      ACTIVITIES      2,765           1,288             755
                                  ---------       ---------       ---------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities,
  available-for-sale                 19,517          19,727          18,457
 Equity securities,
  available-for-sale                    249              38              75
 Mortgage loans                         301             354             238
 Partnerships                            91             169              34
 Payments for the purchase of:
 Fixed maturities,
  available-for-sale                (22,017)        (21,511)        (19,309)
 Equity securities,
  available-for-sale                   (455)            (60)            (92)
 Mortgage loans                      (1,574)           (915)           (564)
 Partnerships                          (496)           (337)           (111)
 Change in policy loans, net            (39)            647            (148)
 Change in payables for
  collateral under securities
  lending, net                          788            (276)             19
 Change in all other, net              (713)           (193)            486
                                  ---------       ---------       ---------
     NET CASH USED FOR INVESTING
                      ACTIVITIES     (4,348)         (2,357)           (915)
                                  ---------       ---------       ---------
FINANCING ACTIVITIES
 Capital contributions                                  129              --
 Dividends paid                        (300)           (498)           (549)
 Proceeds from issuance of
  consumer notes                        258              --              --
 Net receipts from investment
  and universal life-type
  contracts                           1,686           1,347             829
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY FINANCING
                      ACTIVITIES      1,644             978             280
                                  ---------       ---------       ---------
 Impact of foreign exchange               1              (1)             --
 Net (decrease) increase in cash         62             (92)            120
                                  ---------       ---------       ---------
 Cash -- beginning of year              124             216              96
                                  ---------       ---------       ---------
 Cash -- end of year                   $186            $124            $216
                                  ---------       ---------       ---------
Supplemental Disclosure of Cash
 Flow Information:
 Net Cash (Received) Paid During
  the Year for:
 Income taxes                         $(163)           $149             $42

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

The Company recaptured an indemnity reinsurance arrangement with Hartford Life and Accident Insurance Company in 2005. In conjunction with this transaction, the Company recorded a noncash capital contribution of $36 and a related extinguishment of the reinsurance recoverable liability.

The Company made noncash dividends of $117 and received noncash capital contributions of $154 from its parent company during 2006 related to the guaranteed minimum income benefit reinsurance agreement with Hartford Life Insurance, K.K.

The Company received, noncash capital contributions from its parent of $25 to settle intercompany balances related to stock compensation.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

NOTE 1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (collectively, "Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI") and Hartford International Life Reassurance Corporation ("HLRe"). The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), which is a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct wholly-owned subsidiary of Hartford Holdings, Inc., a direct wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, (d) corporate owned life insurance and (e) assumes fixed annuity products and guaranteed minimum income benefits ("GMIB") from Hartford Life's international operations.

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The consolidated financial statements include the accounts of Hartford Life Insurance Company in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIE") in which the Company is the primary beneficiary. The Company determines if it is the primary beneficiary using both qualitative and quantitative analysis. Entities in which Hartford Life Insurance Company does not have a controlling financial interest but in which the Company has significant influence over the operating and financing decisions are reported using the equity method. All material intercompany transactions and balances between Hartford Life Insurance Company and its subsidiaries and affiliates have been eliminated. For further discussion see Note 3.

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and present value of future profits associated with variable annuity and other universal life-type contracts; the evaluation of other-than-temporary impairments on investments in available-for-sale securities; the valuation of guaranteed minimum withdrawal benefit derivatives and guaranteed minimum income benefit reinsurance derivatives; and contingencies relating to corporate litigation and regulatory matters.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements

In September 2006, the Securities and Exchange Commission ("SEC") staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" ("SAB 108"). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. The Company adopted SAB 108 on December 31, 2006. The adoption had no effect on the Company's consolidated financial condition or results of operations.

Share-Based Payment

In December 2004, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 123 (revised 2004), "Share-Based Payment" ("SFAS 123(R)"), which replaced SFAS No. 123, "Accounting for Stock-Based Compensation" ("SFAS 123") and superseded APB Opinion No. 25, "Accounting for Stock Issued to Employees". SFAS 123(R) requires companies to recognize compensation costs for share-based payments to employees based on the grant-date fair value of the award. In January 2003, the Company began expensing all stock-based compensation awards granted or modified after January 1, 2003 under the fair value recognition provisions of SFAS 123 and therefore the adoption of SFAS 123(R) did not have a material effect on the Company's financial position or results of operations and is not expected to have a material effect on future operations.

The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments

In November 2005, the FASB released FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP 115-1"), which effectively replaces Emerging Issues Task Force Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). FSP 115-1 contains a three-step model for evaluating impairments and carries forward the disclosure requirements in EITF Issue No. 03-1 pertaining to securities in an unrealized loss position. Under the model, any security in an unrealized loss position is considered impaired; an evaluation is made to determine whether the impairment is other-than-temporary; and, if an impairment is considered other-than-temporary, a realized loss is recognized to write the security's cost or amortized cost basis down to fair value. FSP 115-1 references existing other-than-temporary impairment guidance for determining when an impairment is other-than-temporary and clarifies that subsequent to the recognition of an other-than-temporary impairment loss for debt securities, an investor shall account for the security using the constant effective yield method. The Company adopted FSP 115-1 upon issuance. The adoption did not have a material effect on the Company's consolidated financial condition or results of operations.

Non-Traditional Long Duration Contracts

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of SOP 03-1 require:

- Recognizing expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

- Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

- Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

- Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

SOP 03-1 was effective for financial statements for fiscal years beginning after December 15, 2003. At the date of initial application, January 1, 2004, the cumulative effect of the adoption of SOP 03-1 on net income and other comprehensive income was comprised of the following individual impacts shown net of income tax benefit of $10:

                                                                                        OTHER
                                                                                    COMPREHENSIVE
                                                                 NET INCOME             INCOME
-----------------------------------------------------------------------------------------------------
COMPONENTS OF CUMULATIVE EFFECT OF ADOPTION
Establishing GMDB and other benefit reserves for annuity
 contracts                                                           $(50)                $ --
Reclassifying certain separate accounts to general account             30                  294
Other                                                                   2                   (2)
                                                                    -----               ------
                         TOTAL CUMULATIVE EFFECT OF ADOPTION         $(18)                $292
                                                                    -----               ------

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities, Including an Amendment of FASB Statement No. 115" ("SFAS 159"). The objective of SFAS 159 is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently. This statement permits entities to choose, at specified election dates, to measure eligible items at fair value (i.e., the fair value option). Items eligible for the fair value option include certain recognized financial assets and liabilities, rights and obligations under certain insurance contracts that are not financial instruments, host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument, and certain commitments. Business entities shall report unrealized gains and losses on items for which the fair value option has been elected in net income. The fair value option (a) may be applied instrument by instrument, with certain exceptions, (b) is irrevocable (unless a new election date occurs), and (c) is applied only to entire instruments and not to portions of instruments. SFAS 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007, although early adoption is permitted under certain conditions. Companies shall report the effect of the first remeasurement to fair value as a cumulative-effect adjustment to the opening balance of retained earnings. The Company expects to adopt SFAS 159 on January 1, 2008, but has not yet determined the items to which the Company may apply the fair value option and the impact on the Company's consolidated financial statements.

Fair Value Measurements

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). This statement defines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets the Company has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity's estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. The Company will adopt SFAS 157 on January 1, 2008, but has not yet quantified the impact. However, the Company has certain significant product riders, including GMWB, that are recorded using fair value. Under SFAS 157, fair value for GMWB will use significant Level 3 inputs including risk margins. The Company's account value associated with GMWB is $48.3 billion as of December 31, 2006. As a result, the one time realized capital loss that could be recorded upon the adoption of SFAS 157 could materially reduce the Company's 2008 net income. Realized gains and losses that will be recorded in future years are also likely to be more volatile than amounts recorded in prior years. In addition, adoption of SFAS 157 will result in a future reduction in variable annuity fee income as fees attributed to the embedded derivatives will increase consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of embedded derivative.

Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109

The FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109" ("FIN 48"), dated June 2006. The interpretation requires public companies to recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. The amount recognized would be the amount that represents the largest amount of tax benefit that is greater than 50% likely of being ultimately realized. A liability would be recognized for any benefit claimed, or expected to be claimed, in a tax return in excess of the benefit recorded in the financial statements, along with any interest and penalty (if applicable) on the excess. FIN 48 will require a tabular reconciliation of the change in the aggregate unrecognized tax benefits claimed, or expected to be claimed, in tax returns and disclosure relating to accrued interest and penalties for unrecognized tax benefits. Disclosure will also be required for those uncertain tax positions where it is reasonably possible that the estimate of the tax benefit will change significantly in the next 12 months. FIN 48 is effective for fiscal years beginning after December 15, 2006. Upon adoption as of the first quarter of 2007, FIN 48 will not have a material effect on the Company's consolidated financial condition or results of operations.

Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140" ("SFAS 155"). This statement amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" and resolves issues addressed in SFAS 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interest in Securitized Financial Assets". This Statement: (a) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (b) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (c) establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (d) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and, (e) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. The standard also requires presentation within the financial statements that identifies those hybrid financial instruments for which the fair value election has been applied and information on the income statement impact of the changes in fair value of those instruments. The Company is required to apply SFAS 155 to all financial instruments acquired, issued or subject to a remeasurement event beginning January 1, 2007. SFAS 155 did not have an effect on the Company's consolidated financial condition and results of operations upon adoption at January 1, 2007. However, the standard could affect the future income recognition for securitized financial assets because there may be more embedded derivatives identified with changes in fair value recognized in net income.

Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts", ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. The Company will adopt SOP 05-1 on January 1, 2007. The Company expects the cumulative effect upon adoption of SOP 05-1 to be $10 to $20, after-tax, which will be recorded as a reduction in retained earnings as of January 1, 2007.

INVESTMENTS

The Company's investments in fixed maturities, which include bonds, redeemable preferred stock and commercial paper; and certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and accordingly, are carried at fair value with the after-tax difference from cost or amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments, reflected in stockholders' equity as a component of accumulated other comprehensive income ("AOCI"). Policy loans are carried at outstanding balance. Mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any. Other investments primarily consist of derivatives, and limited partnership interests and proportionate share limited liability companies (collectively "limited partnerships"). Limited partnerships are accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Derivatives are carried at fair value.

Valuation of Fixed Maturities

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: independent third party pricing service market quotations, independent broker quotations or pricing matrices, which use market data provided by external sources. With the exception of short-term securities for which amortized cost is predominantly used to approximate fair value, security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from independent pricing services with the remaining unpriced securities submitted to brokers for prices or lastly priced via a pricing matrix.

Prices from independent pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain of the Company's asset-backed ("ABS") and commercial mortgage-backed securities ("CMBS") are priced via broker quotations. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from an independent third party service or an independent broker quotation. The pricing matrix begins with current treasury rates and uses credit spreads and issuer-specific yield adjustments received from an independent third party source to determine the market price for the security. The credit spreads, as assigned by a nationally recognized rating agency, incorporate the issuer's credit rating and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2006 and 2005, primarily consisted of non-144A private placements and have an average duration of 5.0 and 4.8 years, respectively.

The following table presents the fair value of fixed maturity securities by pricing source as of December 31, 2006 and 2005.

                                                            2006                                         2005
                                                                      PERCENTAGE                                   PERCENTAGE
                                                                       OF TOTAL                                     OF TOTAL
                                             FAIR VALUE               FAIR VALUE          FAIR VALUE               FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
Priced via independent market
 quotations                                     $37,190                    82.0%             $36,055                    83.4%
Priced via broker quotations                      3,567                     7.9                2,271                     5.2
Priced via matrices                               3,810                     8.4                3,667                     8.5
Priced via other methods                             79                     0.2                  202                     0.5
Short-term investments (1)                          694                     1.5                1,047                     2.4
                                              ---------                 -------            ---------                 -------
                                  TOTAL         $45,340                   100.0%             $43,242                   100.0%
                                              ---------                 -------            ---------                 -------

(1) Short-term investments are primarily valued at amortized cost, which approximates fair value.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

Other-Than-Temporary Impairments on Available-for-Sale Securities

One of the significant estimates inherent in the valuation of investments is the evaluation of investments for other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. The Company's accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continued to Be Held by a Transferor in Securitized Financial Assets" ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost,
(b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

Each quarter, during this analysis, the Company asserts its intent and ability to retain until recovery those securities judged to be temporarily impaired. Once identified, these securities are systematically restricted from trading unless approved by the committee. The committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's creditworthiness, a change in regulatory requirements or a major business combination or major disposition.

For certain securitized financial assets with contractual cash flows including ABS, EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other-than-temporary impairment charge is recognized. The Company also considers its intent and ability to retain a temporarily impaired security until recovery. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

Mortgage Loan Impairments

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses.

Net Realized Capital Gains and Losses

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction remeasurements are also included in net realized capital gains and losses. Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were less than $1 for the years ended December 31, 2006, 2005 and 2004. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them.

Net Investment Income

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated principal repayments, if applicable. The calculation of amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For high credit quality securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments using the retrospective method. For non-highly rated securitized financial assets any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships, the equity method of accounting is used to recognize the Company's share of earnings. For fixed maturities that have had an other-than-temporary impairment loss, the Company amortizes the new cost basis to par or to estimated future value over the remaining life of the security based on future estimated cash flows.

DERIVATIVE INSTRUMENTS

Overview

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. For a further discussion of derivative instruments, see the Derivative Instruments section of
Note 3.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities

Derivatives are recognized on the balance sheet at fair value. As of December 31, 2006 and 2005, approximately 82% and 84% of derivatives, respectively, based upon notional values, were priced via valuation models which utilize market data, while the remaining 18% and 16% of derivatives, respectively, were priced via broker quotations. These percentages exclude the guaranteed minimum withdrawal benefit ("GMWB") rider and the associated reinsurance contracts, which are discussed below as well as the reinsurance contracts associated with the GMIB product, which is discussed in Note 17. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, in the consolidated balance sheets, excluding embedded derivatives and GMWB and GMIB reinsurance contracts. Embedded derivatives are recorded in the consolidated balance sheets with the associated host instrument. GMWB and GMIB reinsurance assumed contract amounts are recorded in other policyholder funds in the consolidated balance sheets. GMWB reinsurance ceded amounts are recorded in reinsurance recoverables in the consolidated balance sheets.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation ("net investment" hedge) or (5) held for other investment and risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair-Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Cash-Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of income in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Foreign-Currency Hedges

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of income in which the cash flows of the hedged item are recorded.

Other Investment and Risk Management Activities

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and risk management purposes are reported in current period earnings as net realized capital gains and losses.

Hedge Documentation and Effectiveness Testing

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair-value, cash-flow, foreign-currency or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses, both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

Discontinuance of Hedge Accounting

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

Embedded Derivatives

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

Credit Risk

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the exposure policy thresholds which do not exceed $10. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A1/A or better, which are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that derivative contracts, other than exchange traded contracts, currency forward contracts, and certain embedded derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset. To date, the Company has not incurred any losses on derivative instruments due to counterparty nonperformance.

Product Derivatives and Risk Management

Valuation of Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Income Benefit Reinsurance Derivatives

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB represents an embedded derivative in the variable annuity contracts that is required to be reported separately from the host variable annuity contract. The Company also assumes GMIB from a related party. The GMIB reinsurance represents a free standing derivative. Both are carried at fair value and reported in other policyholder funds. The fair value of the GMWB and GMIB obligations are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and stochastic techniques under a variety of market return scenarios are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; market volatility assumptions for each underlying index based on a blend of observed market "implied volatility" data and annualized standard deviations of monthly returns using the most recent 20 years of observed market performance; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process.

In valuing the embedded GMWB derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder for the GMWB over the Attributed Fees are associated with the host variable annuity contract recorded in fee income. Upon adoption of Statement of Financial Accounting Standard No. 157, "Fair Value Measurements", (SFAS 157) the Company will revise many of the assumptions used to value GMWB.

For contracts issued prior to July 2003, the Company has an unrelated party reinsurance arrangement in place to transfer its risk of loss due to GMWB. For contracts issued after July 2003, the Company had reinsured the risk of loss due to GMWB to a related party, Hartford Life and Accident Insurance Company. Both of these arrangements are recognized as derivatives and carried at fair value in reinsurance recoverables. Changes in the fair value of both the derivative assets and liabilities related to the reinsured GMWB are recorded in net realized capital gains and losses. During September 2005, the Company recaptured the reinsurance agreement with the related party. As a result of the recapture, the Company received derivative instruments, used to hedge its exposure to the GMWB rider, including interest rate futures, Standard and Poor's ("S&P") 500 and NASDAQ index put options and futures contracts and Europe, Australasia and Far East ("EAFE") Index swaps to hedge GMWB exposure to international equity markets. For the years ended December 31, 2006, 2005 and 2004, net realized capital gains and losses included the change in market value of the embedded derivative related to the GMWB liability, the derivative reinsurance arrangement and the related derivative contracts that were purchased as economic hedges, the net effect of which was a $26 loss, $55 loss and $0, before deferred policy acquisition costs and tax effects, respectively.

A contract is 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money', the Company's exposure as of December 31, 2006, was $8. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $8.

Separate Accounts

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts include contracts, wherein the policyholder assumes the investment risk. Separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder.

Deferred Policy Acquisition Costs and Present Value of Future Profits Associated with Variable Annuity and Other Universal Life-Type Contracts

Accounting Policy and Assumptions

Life policy acquisition costs include commissions and certain other expenses that vary with and are primarily associated with acquiring business. Present value of future profits ("PVFP") is an intangible asset recorded upon applying purchase accounting in an acquisition of a life insurance company. Deferred policy acquisition costs and the present value of future profits intangible asset are amortized in the same way. Both are amortized over the estimated life of the contracts acquired. Within the following discussion, deferred policy acquisition costs and the present value of future profits intangible asset will be referred to as "DAC". At December 31, 2006 and December 31, 2005, the carrying value of the Company's Life DAC asset was $7.3 billion and $7.1 billion, respectively. Of those amounts, $4.4 billion and $4.5 billion related to individual variable annuities sold in the U.S., respectively, and $2.1 billion and $1.9 billion related to universal life-type contracts sold by Individual Life, respectively.

The Company amortizes DAC related to investment contracts and universal life-type contracts (including individual variable annuities) using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities on the Company's balance sheet, such as sales inducement assets and unearned revenue reserves. Components of EGPs are used to determine reserves for guaranteed minimum death and income benefits. For most contracts, the Company evaluates EGPs over a 20 year horizon as estimated profits emerging subsequent to year 20 are immaterial. The Company uses other measures for amortizing DAC, such as gross costs (net of reinsurance), as a replacement for EGPs when EGPs are expected to be negative for multiple years of the contract's life. The Company also adjusts the DAC balance, through other comprehensive income, by an amount that represents the amortization of DAC that would have been required as a charge or credit to operations had unrealized gains and losses on investments been realized. Actual gross profits, in a given reporting period, that vary from management's initial estimates result in increases or decreases in the rate of amortization, commonly referred to as a "true-up", which are recorded in the current period. The true-up recorded for the years ended December 31, 2006, 2005 and 2004 was an increase to amortization of $45, $27 and $16, respectively.

Each year, the Company develops future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future gross profits are projected for the estimated lives of the contracts, and are, to a large extent, a function of future account value projections for individual variable annuity products and to a lesser extent for variable universal life products. The projection of future account values requires the use of certain assumptions. The assumptions considered to be important in the projection of future account value, and hence the EGPs, include separate account fund performance, which is impacted by separate account fund mix, less fees assessed against the contract holder's account balance, surrender and lapse rates, interest margin, and mortality. The assumptions are developed as part of an annual process and are dependent upon the Company's current best estimates of future events. The Company's current aggregate separate account return assumption is approximately 8.0% (after fund fees, but before mortality and expense charges) for U.S. products. The overall actual return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall U.S. separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index (which closed at 1,418 on December 29, 2006), although no assurance can be provided that this correlation will continue in the future.

Estimating future gross profits is a complex process requiring considerable judgment and the forecasting of events well into the future. Estimating future gross profits is important not only for determining the amortization of DAC but also in the accounting and valuation of sales inducement assets, unearned revenue reserves and guaranteed minimum death benefit reserves. The estimation process, the underlying assumptions and the resulting EGPs, are evaluated regularly.

During the fourth quarter of 2006, the Company refined its estimation process for DAC amortization and completed a comprehensive study of assumptions. The Company plans to complete a comprehensive assumption study and refine its estimate of future gross profits in the third quarter of 2007 and at least annually thereafter.

Upon completion of an assumption study, the Company will revise its assumptions to reflect its current best estimate, thereby changing its estimate of projected account values and the related EGPs in the DAC, sales inducement and unearned revenue reserve amortization models as well as the guaranteed minimum death benefit reserving models. The cumulative balance of DAC as well as sales inducement assets, unearned revenue reserves and guaranteed minimum death benefit reserves are adjusted with an offsetting benefit or charge to income to reflect such changes in the period of the revision, a process known as "unlocking". An unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations being favorable compared to previous estimates of account value growth and EGPs. An unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations being unfavorable compared to previous estimates of account value growth and EGPs.

In addition to when a comprehensive assumption study is completed, comprehensive revisions to best estimate assumptions used to estimate future gross profits are necessary when the EGPs in the Company's models fall outside of a reasonable range of EGPs. The Company performs a quantitative process each quarter to determine the reasonable range of EGPs. This process involves the use of internally developed models, which run a large number of stochastically determined scenarios of separate account fund performance. Incorporated in each scenario are assumptions with respect to lapse rates, mortality, and expenses, based on the Company's most recent assumption study. These scenarios are run for individual variable annuity business and are used to calculate statistically significant ranges of reasonable EGPs. The statistical ranges produced from the stochastic scenarios are compared to the present value of EGPs used in the Company's models. If EGPs used in the Company's models fall outside of the statistical ranges of reasonable EGPs, an "unlock" would be necessary. A similar approach is used for variable universal life business.

Unlock Results

As described above, during the fourth quarter of 2006, the Company completed its latest study of assumptions underlying EGPs, resulting in an "unlock". The study covered all assumptions, including mortality, lapses, expenses and separate account returns, in substantially all product lines. The new best estimate assumptions were applied to the current in-force to project future gross profits. The impact on the Company's assets and liabilities as a result of the unlock during the fourth quarter was as follows:

SEGMENT
AFTER-TAX (CHARGE)                                        UNEARNED REVENUE          DEATH AND INCOME
BENEFIT                            DAC and PVFP               Reserves            Benefit Reserves (1)
---------------------------------------------------------------------------------------------------------
Retail Products Group                    $(70)                    $5                       $(10)
Retirement Plans                           20                     --                         --
Individual Life                           (46)                    30                         --
Life -- Other                             (46)                    --                         --
                                      -------                   ----                      -----
                        TOTAL           $(142)                   $35                       $(10)
                                      -------                   ----                      -----

SEGMENT                             SALES
AFTER-TAX (CHARGE)                INDUCEMENT
BENEFIT                             Assets        Total
-----------------------------  ------------------------------
Retail Products Group                  $3           $(72)
Retirement Plans                       --             20
Individual Life                        --            (16)
Life -- Other                          --            (46)
                                     ----        -------
                        TOTAL          $3          $(114)
                                     ----        -------

(1) As a result of the unlock, death benefit reserves, in the Retail Products Group, increased $294, offset by an increase of $279 in reinsurance recoverables.

An "unlock" only revises EGPs to reflect current best estimate assumptions. The Company must also test the aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced a significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market. As of December 31, 2006, the Company believed U.S. individual variable annuity separate account assets could fall, through a combination of negative market returns, lapses and mortality, by at least 53%, before portions of its DAC asset would be unrecoverable.

Reserve for Future Policy Benefits and Unpaid Claims and Claim Adjustment
Expenses

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid claims and future policy benefits. Liabilities for unpaid claims include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid claims and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as sex, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience.

Other Policyholder Funds and Benefits Payable

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Policyholder funds include funding agreements held by VIE issuing medium-term notes.

Revenue Recognition

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

Foreign Currency Translation

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are their functional currencies.

Dividends to Policyholders

Policyholder dividends paid to certain policyholders, referred to as participating policies, are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance inforce accounted for 3%, 3%, and 5% as of December 31, 2006, 2005 and 2004, respectively, of total life insurance in force. Dividends to policyholders were $22, $37 and $29 for the years ended December 31, 2006, 2005 and 2004, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholders' equity by a charge to operations and a credit to a liability.

Reinsurance

Through both facultative and treaty reinsurance agreements, the Company cedes a share of the risks it has underwritten to other insurance companies. Assumed reinsurance refers to the Company's acceptance of certain insurance risks that other insurance companies have underwritten.

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of SFAS 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a reinsurance contract must include insurance risk, consisting of both underwriting and timing risk, and a reasonable possibility of a significant loss to the reinsurer.

Income Taxes

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

NOTE 2. SEGMENT INFORMATION

The Company has four reportable operating segments: Retail Products Group ("Retail"), Retirement Plans ("Retirement"), Institutional Solutions Group ("Institutional") and Individual Life.

Retail offers individual variable and fixed market value adjusted ("MVA") annuities.

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b).

Institutional primarily offers institutional liability products, including stable value products, structured settlements and institutional annuities (primarily terminal funding cases), as well as variable Private Placement Life Insurance ("PPLI") owned by corporations and high net worth individuals. Within stable value, Institutional has an investor note program that offers both institutional and retail investor notes. Institutional and Retail notes are sold as funding agreement backed notes through trusts and ,may also be issued directly from the company to investors. Furthermore, Institutional offers additional individual products including structured settlements, single premium immediate annuities and longevity assurance.

Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life.

Life charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues primarily occur between Life's Other category and the operating segments. These amounts primarily include interest income on allocated surplus, interest charges on excess separate account surplus, the allocation of certain net realized capital gains and losses and the allocation of credit risk charges.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 1. Life evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business. Portfolio management is a corporate function and net realized capital gains and losses on invested assets are recognized in Life's Other category. Net realized capital gains and losses generated from credit related events, other than net periodic coupon settlements on credit derivatives, are retained by Corporate. However, in exchange for retaining credit related losses, the Other category charges each operating segment a "credit-risk" fee through realized capital gains and losses.

The "credit-risk" fee covers fixed income assets included in each operating segment's general account. The "credit-risk" fee is based upon historical default rates in the corporate bond market, the Company's actual default experience and estimates of future losses.

The positive (negative) impact on realized gains and losses of the segments for allocated interest rate related realized gains and losses and the credit-risk fees were as follows:

                                  2006              2005              2004
--------------------------------------------------------------------------------
Retail
 Realized gains (losses)           $32               $34               $25
 Credit risk fees                  (26)              (26)              (22)
Retirement Plans
 Realized gains (losses)            10                 6                 5
 Credit risk fees                   (9)               (8)               (8)
Institutional
 Realized gains (losses)            16                13                 8
 Credit risk fees                  (22)              (18)              (16)
Individual Life
 Realized gains (losses)             9                 8                12
 Credit risk fees                   (6)               (5)               (5)
Other
 Realized gains (losses)           (67)              (61)              (50)
 Credit risk fees                   63                57                51
                                ------            ------            ------
                     TOTAL        $ --              $ --              $ --
                                ------            ------            ------

The following tables represent summarized financial information concerning the Company's segments.

                                                   FOR THE YEARS ENDED
                                                       DECEMBER 31,
REVENUES BY PRODUCT LINE                    2006           2005           2004
--------------------------------------------------------------------------------
REVENUES
Life
 Earned premiums, fees, and other
  considerations
Retail
 Individual annuity                         $1,838         $1,627         $1,476
 Other                                          --             --             --
                                          --------       --------       --------
                            TOTAL RETAIL    $1,838         $1,627         $1,476
                                          --------       --------       --------
Retirement Plans
 401(k)                                        154            106             74
 Governmental                                   45             43             43
                                          --------       --------       --------
                  TOTAL RETIREMENT PLANS       199            149            117
                                          --------       --------       --------

                                   FOR THE YEARS ENDED DECEMBER 31,
REVENUES BY PRODUCT LINE       2006              2005              2004
--------------------------------------------------------------------------------
Institutional
 Institutional                     624               517               473
 PPLI                              102               104               149
                            ----------        ----------        ----------
       TOTAL INSTITUTIONAL         726               621               622
                            ----------        ----------        ----------
Individual Life
     TOTAL INDIVIDUAL LIFE         780               716               689
 Other                             116               147               172
                            ----------        ----------        ----------
 Total Life premiums,            3,660             3,260             3,076
  fees, and other
  considerations
 Net investment income           2,728             2,569             2,470
 Net realized capital             (299)               75               140
  gains (losses)
                            ----------        ----------        ----------
                TOTAL LIFE      $6,089            $5,904            $5,686
                            ----------        ----------        ----------
NET INCOME (LOSS)
 Retail                           $488              $520              $373
 Retirement Plans                  101                66                59
 Institutional                      91                82                55
 Individual Life                   158               149               143
 Other                            (107)               92               335
                            ----------        ----------        ----------
          TOTAL NET INCOME        $731              $909              $965
                            ----------        ----------        ----------
NET INVESTMENT INCOME
 Retail                           $835              $934            $1,013
 Retirement Plans                  326               311               307
 Institutional                     987               784               647
 Individual Life                   292               272               269
 Other                             288               268               234
                            ----------        ----------        ----------
      TOTAL NET INVESTMENT      $2,728            $2,569            $2,470
                    INCOME
                            ----------        ----------        ----------
AMORTIZATION OF DEFERRED
 POLICY ACQUISITION AND
 PRESENT VALUE OF FUTURE
 PROFITS
 Retail                           $867              $689              $596
 Retirement Plans                    1                26                28
 Institutional                      32                32                26
 Individual Life                   228               196               175
 Other                              47                 2                --
                            ----------        ----------        ----------
 TOTAL AMORTIZATION OF DAC      $1,175              $945              $825
                            ----------        ----------        ----------
INCOME TAX EXPENSE
 (BENEFIT)
 Retail                             $9               $33               $35
 Retirement Plans                   40                19                17
 Institutional                      38                34                24
 Individual Life                    72                69                70
 Other(1)                          (56)               52              (117)
                            ----------        ----------        ----------
  TOTAL INCOME TAX EXPENSE        $103              $207               $29
                            ----------        ----------        ----------

(1) For the year ended December 31, 2004 the Company includes a $191 tax benefit recorded in its Other category, which relates to an agreement with the IRS on the resolution of matters pertaining to tax years prior to 2004. For further discussion of this tax benefit see Note 12.

                                                           DECEMBER 31,
                                                      2006              2005
--------------------------------------------------------------------------------
ASSETS
 Retail                                               $128,550          $119,185
 Retirement Plans                                       24,390            20,058
 Institutional                                          66,135            48,561
 Individual Life                                        13,603            12,314
 Other                                                   8,472             7,506
                                                   -----------       -----------
                                     TOTAL ASSETS     $241,150          $207,624
                                                   -----------       -----------
DAC
 Retail                                                 $4,587            $4,617
 Retirement Plans                                          538               406
 Institutional                                             111                81
 Individual Life                                         2,124             1,976
 Other                                                     (26)               21
                                                   -----------       -----------
                                        TOTAL DAC       $7,334            $7,101
                                                   -----------       -----------
RESERVE FOR FUTURE POLICY BENEFITS
 Retail                                                   $845              $732
 Retirement Plans                                          357               366
 Institutional                                           5,711             4,962
 Individual Life                                           575               536
 Other                                                     721               810
                                                   -----------       -----------
         TOTAL RESERVE FOR FUTURE POLICY BENEFITS       $8,209            $7,406
                                                   -----------       -----------
OTHER POLICYHOLDER FUNDS
 Retail                                                $15,008           $16,299
 Retirement Plans                                        5,544             5,194
 Institutional                                          11,401             9,228
 Individual Life                                         4,845             4,482
 Other                                                   3,393             3,196
                                                   -----------       -----------
                   TOTAL OTHER POLICYHOLDER FUNDS      $40,191           $38,399
                                                   -----------       -----------

NOTE 3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2006           2005           2004
--------------------------------------------------------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities                       $2,459         $2,275         $2,122
Policy loans                              140            142            183
Mortgage loans on real estate             126             64             37
Other investments                          53            125            158
Gross investment income                 2,778          2,606          2,500
Less: Investment expenses                  50             37             30
                                     --------       --------       --------
              NET INVESTMENT INCOME    $2,728         $2,569         $2,470
                                     --------       --------       --------
COMPONENTS OF NET REALIZED CAPITAL
 GAINS (LOSSES)
Fixed maturities                        $(105)           $57           $168
Equity securities                          (3)             8              7
Foreign currency transaction
 remeasurements                            18            157             (6)
Derivatives and other (1)                (209)          (147)           (29)
                                     --------       --------       --------
NET REALIZED CAPITAL GAINS (LOSSES)     $(299)           $75           $140
                                     --------       --------       --------

(1) Primarily consists of changes in fair value on non-qualifying derivatives, changes in fair value of certain derivatives in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments.

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2006           2005           2004
--------------------------------------------------------------------------------
COMPONENTS OF NET UNREALIZED GAINS
 (LOSSES) ON AVAILABLE-FOR-SALE
 SECURITIES
Fixed maturities                         $800           $986         $2,212
Equity securities                           8              7              8
Net unrealized gains credited to
 policyholders                             (4)            (9)           (20)
                                     --------       --------       --------
Net unrealized gains                      804            984          2,200
Deferred income taxes and other
 items                                    304            407          1,076
                                     --------       --------       --------
Net unrealized gains, net of tax --
 end of year                              500            577          1,124
Net unrealized gains, net of tax --
 beginning of year                        577          1,124            728
                                     --------       --------       --------
CHANGE IN UNREALIZED GAINS (LOSSES)
   ON AVAILABLE-FOR-SALE SECURITIES      $(77)         $(547)          $396
                                     --------       --------       --------

COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                     AS OF DECEMBER 31, 2006
                                              AMORTIZED          GROSS UNREALIZED       GROSS UNREALIZED         FAIR
                                                COST                  GAINS                  LOSSES              VALUE
------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES
ABS                                              $6,373                   $38                  $(44)              $6,367
Collateralized mortgage obligations
 ("CMOs")
 Agency backed                                      778                     8                    (5)                 781
 Non-agency backed                                   76                    --                    --                   76
CMBS
 Agency backed                                      405                     7                    (1)                 411
 Non-agency backed                               10,198                   139                   (67)              10,270
Corporate                                        21,982                   911                  (206)              22,687
Government/Government agencies
 Foreign                                            568                    44                    (4)                 608
 United States                                      542                     2                    (5)                 539
 Mortgage-backed securities ("MBS") --
  U.S.
  Government/Government agencies                  1,808                     6                   (31)               1,783
 States, municipalities and political
  subdivisions                                    1,114                    23                   (15)               1,122
 Redeemable preferred stock                           2                    --                    --                    2
Short-term investments                              694                    --                    --                  694
                                              ---------              --------               -------            ---------
                  TOTAL FIXED MATURITIES        $44,540                $1,178                 $(378)             $45,340
                                              ---------              --------               -------            ---------

                                                                              AS OF DECEMBER 31, 2005
                                                       AMORTIZED          GROSS UNREALIZED       GROSS UNREALIZED         FAIR
                                                         COST                  GAINS                  LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES
ABS                                                       $6,383                   $44                  $(73)              $6,354
Collateralized mortgage obligations ("CMOs")
 Agency backed                                               657                     3                    (4)                 656
 Non-agency backed                                           107                    --                    --                  107
CMBS
 Agency backed                                                53                     1                    --                   54
 Non-agency backed                                         8,258                   158                   (85)               8,331
Corporate                                                 21,179                 1,098                  (226)              22,051
Government/Government agencies
 Foreign                                                     646                    43                    (4)                 685
 United States                                               435                    23                    (2)                 456
 Mortgage-backed securities ("MBS") -- U.S.
  Government/Government agencies                           2,559                     6                   (39)               2,526
 States, municipalities and political
  subdivisions                                               926                    47                    (4)                 969
 Redeemable preferred stock                                    6                    --                    --                    6
Short-term investments                                     1,047                    --                    --                1,047
                                                       ---------              --------               -------            ---------
                           TOTAL FIXED MATURITIES        $42,256                $1,423                 $(437)             $43,242
                                                       ---------              --------               -------            ---------

The amortized cost and estimated fair value of fixed maturity investments at December 31, 2006 by contractual maturity year are shown below.

                                         AMORTIZED COST          FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                               $1,505                $1,543
Over one year through five years                7,198                 7,466
Over five years through ten years               6,467                 6,541
Over ten years                                 20,335                20,783
 Subtotal                                      35,505                36,333
Mortgage- and asset-backed
 securities                                     9,035                 9,007
                                            ---------             ---------
                               TOTAL          $44,540               $45,340
                                            ---------             ---------

Estimated maturities may differ from contractual maturities due to call or prepayment provisions because of the potential for prepayment on mortgage- and asset-backed securities; they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

SALES OF FIXED MATURITY AND AVAILABLE-FOR-SALE EQUITY SECURITY INVESTMENTS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2006            2005            2004
--------------------------------------------------------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                       $17,009         $15,882         $13,022
Gross gains                             210             302             311
Gross losses                           (230)           (218)           (125)
SALE OF AVAILABLE-FOR-SALE
 EQUITY SECURITIES
Sale proceeds                          $249             $38             $75
Gross gains                               5               8              12
Gross losses                             (5)             --              (5)
                                  ---------       ---------       ---------

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and U.S. government agencies, the Company's largest three exposures by issuer as of December 31, 2006 were General Electric Company, Citigroup, Inc. and AT&T Inc. and as of December 31, 2005 were Royal Bank of Scotland Group PLC, AT&T Inc. and JPMorgan Chase & Co., which each comprise 0.5% or less of total invested assets, respectively.

The Company's largest three exposures by industry sector as of December 31, 2006 were financial services, utilities, and technology and communications, which comprised approximately 13%, 5% and 5%, respectively, of total invested assets. The Company's largest three exposures by industry sector as of December 31, 2005 were financial services, technology and communications, and utilities which comprised approximately 13%, 6% and 5%, respectively, of total invested assets.

The Company's investments in states, municipalities and political subdivisions are geographically dispersed throughout the United States. As of December 31, 2006 and 2005, the largest concentrations were in California, Oregon and Illinois which each comprised less than 1% of total invested assets, respectively.

SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see the Investments section of Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2006 and 2005.

The following tables present amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006.

                                                                   2006
                                                           LESS THAN 12 MONTHS
                                             AMORTIZED              FAIR            UNREALIZED
                                               COST                VALUE              LOSSES
--------------------------------------------------------------------------------------------------
ABS                                               $846                $841                $(5)
CMOs
 Agency backed                                      72                  71                 (1)
 Non-agency backed                                  37                  37                 --
CMBS
 Agency backed                                      74                  73                 (1)
 Non-agency backed                               2,398               2,381                (17)
Corporate                                        5,119               5,052                (67)
Government/Government agencies
 Foreign                                           116                 114                 (2)
 United States                                     348                 345                 (3)
MBS -- U.S. Government/ Government
 agencies                                          191                 189                 (2)
States, municipalities and political
 subdivisions                                      402                 396                 (6)
Short-term investments                             356                 356                 --
                                             ---------            --------            -------
                TOTAL FIXED MATURITIES           9,959               9,855               (104)
Common stock                                        21                  20                 (1)
Non-redeemable preferred stock                      51                  49                 (2)
                                             ---------            --------            -------
                          TOTAL EQUITY              72                  69                 (3)
                                             ---------            --------            -------
 TOTAL TEMPORARILY IMPAIRED SECURITIES         $10,031              $9,924              $(107)
                                             ---------            --------            -------

                                                                     2006
                                                                 12 MONTHS OR MORE
                                                 AMORTIZED              FAIR            UNREALIZED
                                                    COST               VALUE              LOSSES
--------------------------------------  --------------------------------------------------------------
ABS                                                   $698                $659               $(39)
CMOs
 Agency backed                                         260                 256                 (4)
 Non-agency backed                                      10                  10                 --
CMBS
 Agency backed                                           2                   2                 --
 Non-agency backed                                   2,046               1,996                (50)
Corporate                                            4,051               3,912               (139)
Government/Government agencies
 Foreign                                                50                  48                 (2)
 United States                                          61                  59                 (2)
MBS -- U.S. Government/ Government
 agencies                                            1,131               1,102                (29)
States, municipalities and political
 subdivisions                                          189                 180                 (9)
Short-term investments                                  --                  --                 --
                                                  --------            --------            -------
                TOTAL FIXED MATURITIES               8,498               8,224               (274)
Common stock                                            --                  --                 --
Non-redeemable preferred stock                          39                  36                 (3)
                                                  --------            --------            -------
                          TOTAL EQUITY                  39                  36                 (3)
                                                  --------            --------            -------
 TOTAL TEMPORARILY IMPAIRED SECURITIES              $8,537              $8,260              $(277)
                                                  --------            --------            -------

                                                                                                 TOTAL
                                                                           AMORTIZED              FAIR             UNREALIZED
                                                                             COST                 VALUE              LOSSES
---------------------------------------------------------------------------------------------------------------------------------
ABS                                                                           $1,544               $1,500               $(44)
CMOs
 Agency backed                                                                   332                  327                 (5)
 Non-agency backed                                                                47                   47                 --
CMBS
 Agency backed                                                                    76                   75                 (1)
 Non-agency backed                                                             4,444                4,377                (67)
Corporate                                                                      9,170                8,964               (206)
Government/Government agencies
 Foreign                                                                         166                  162                 (4)
 United States                                                                   409                  404                 (5)
MBS -- U.S. Government/ Government agencies                                    1,322                1,291                (31)
States, municipalities and political subdivisions                                591                  576                (15)
Short-term investments                                                           356                  356                 --
                                                                           ---------            ---------            -------
                                              TOTAL FIXED MATURITIES          18,457               18,079               (378)
Common stock                                                                      21                   20                 (1)
Non-redeemable preferred stock                                                    90                   85                 (5)
                                                                           ---------            ---------            -------
                                                        TOTAL EQUITY             111                  105                 (6)
                                                                           ---------            ---------            -------
                               TOTAL TEMPORARILY IMPAIRED SECURITIES         $18,568              $18,184              $(384)
                                                                           ---------            ---------            -------

As of December 31, 2006, fixed maturities accounted for approximately 98% of the Company's total unrealized loss amount, which was comprised of approximately 3,140 different securities. The Company held no securities as of December 31, 2006, that were in an unrealized loss position in excess of $12. Other-than-temporary impairments for certain ABS and CMBS are recognized if the fair value of the security, as determined by external pricing sources, is less than its cost or amortized cost and there has been a decrease in the present value of the expected cash flows since the last reporting period. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2006 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 1,840 securities of which 93% of the unrealized loss were securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2006 were comprised of approximately 1,410 securities, with the majority of the unrealized loss amount relating to CMBS, ABS, corporate fixed maturities within the financial services sector and MBS. A description of the events contributing to the security types' unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

CMBS -- The CMBS in an unrealized loss position for twelve months or more as of December 31, 2006, were primarily the result of an increase in interest rates from the security's purchase date. Substantially all of these securities are investment grade securities priced at or greater than 90% of amortized cost as of December 31, 2006. Additional changes in fair value of these securities are primarily dependent on future changes in interest rates.

FINANCIAL SERVICES -- Securities in financial services account for approximately $30 of the corporate securities in an unrealized loss position for twelve months or more as of December 31, 2006. Substantially all of these securities are investment grade securities with fair values at or greater than 90% of amortized cost. These positions are a mixture of fixed and variable rate securities with extended maturity dates, which have been adversely impacted by changes in interest rates after the purchase date. Additional changes in fair value of these securities are primarily dependent on future changes in general market conditions, including interest rates and credit spread movements.

ABS -- As of December 31, 2006, approximately $26 of the Company's total unrealized losses in asset-backed securities is secured by leases to airlines primarily outside of the United States. Based on the current and expected future collateral values of the underlying aircraft, recent improvement in lease rates and an overall increase in worldwide travel, the Company expects to recover the full amortized cost of these investments. However, future price recovery will depend on continued improvement in economic fundamentals, political stability, airline operating performance and collateral value.

MBS -- As of December 31 2006, the Company held approximately 410 different securities that had been in an unrealized loss position for greater than twelve months. All of these securities are investment grade securities and most are priced at, or greater than, 90% of amortized cost as of December 31, 2006. These positions are primarily fixed rate securities with extended maturity dates, which have been adversely impacted by changes in interest rates after the purchase date. Additional changes in fair value of these securities are primarily dependent on future changes in interest rates.

The remaining balance of $128 in the twelve months or more unrealized loss category is comprised of 410 securities, substantially all of which were depressed only to a minor extent with fair value to amortized cost ratios at or greater than 90% as of December 31, 2006. The decline in market value for these securities is primarily attributable to changes in general market conditions, including interest rates and credit spread movements.

MORTGAGE LOANS

The carrying value of mortgage loans was $2.6 billion and $1.4 billion as of December 31, 2006 and 2005, respectively. The Company's mortgage loans are collateralized by a variety of commercial and agricultural properties. The largest concentrations by property type at December 31, 2006 and 2005, were office buildings (approximately 43% and 35%, respectively), hotels (approximately 16% and 15%, respectively) and retail stores (approximately 13% and 26%, respectively). The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration in California (approximately 17% and 20% at December 31, 2006 and 2005, respectively). At December 31, 2006 and 2005, the Company held no impaired, restructured, delinquent or in-process-of-foreclosure mortgage loans. The Company had no valuation allowance for mortgage loans at December 31, 2006 and 2005.

VARIABLE INTEREST ENTITIES ("VIE")

In the normal course of business, the Company becomes involved with variable interest entities primarily as a collateral manager and through normal investment activities. The Company's involvement includes providing investment management and administrative services, and holding ownership or other investment interests in the entities.

The following table summarizes the total assets, liabilities and maximum exposure to loss relating to VIEs for which the Company has concluded it is the primary beneficiary. Accordingly, the results of operations and financial position of these VIEs are included along with the corresponding minority interest liabilities in the consolidated financial statements.

                                                        DECEMBER 31,
                                                            2006
                                                                                 MAXIMUM
                                    TOTAL                                      EXPOSURE TO
                                    ASSETS             LIABILITY (4)           LOSS (2),(3)
---------------------------------------------------------------------------------------------
Collaterized debt obligations
 ("CDOs") and other funds
 (1),(2)                              $296                   $167                   $129
Limited partnerships (3)               103                     15                     88
                                    ------                 ------                 ------
                    TOTAL (5)         $399                   $182                   $217
                                    ------                 ------                 ------

                                                       DECEMBER 31,
                                                           2005
                                                                               MAXIMUM
                                   TOTAL                                     EXPOSURE TO
                                   ASSETS            LIABILITY (4)           LOSS (2),(3)
-----------------------------  ------------------------------------------------------------
Collaterized debt obligations
 ("CDOs") and other funds
 (1),(2)                             $77                   $42                    $35
Limited partnerships (3)              --                    --                     --
                                    ----                  ----                   ----
                    TOTAL (5)        $77                   $42                    $35
                                    ----                  ----                   ----

(1) The Company provides collateral management services and earns a fee associated with these structures.

(2) The maximum exposure to loss is the Company's co-investment in these structures.

(3) The maximum exposure to loss is equal to the carrying value of the investment plus any unfunded commitments.

(4) Creditors have no recourse against the Company in the event of default by the VIE.

(5) As of December 31, 2006 and 2005, the Company had relationships with four and two VIEs, respectively, where the Company was the primary beneficiary.

In addition to the VIEs described above, as of December 31, 2005, the Company held a variable interest in one CDO that was managed by HIMCO where the Company was not the primary beneficiary. As a result, this was not consolidated by the Company. This investment has been held by the Company for a period of two years. The Company's maximum exposure to loss from the non-consolidated CDOs (consisting of the Company's investments) was approximately $4 as of December 31, 2005.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

On the date the derivative contract is entered into, the Company designates the derivative as a fair-value hedge, cash-flow hedge, foreign-currency hedge, net investment hedge, or held for other investment and risk management purposes.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Derivative instruments are recorded in the consolidated balance sheets at fair value. Asset and liability values are determined by calculating the net position for each derivative counterparty by legal entity and are presented as of December 31, as follows:

                                           ASSET VALUES       LIABILITY VALUES
                                         2006         2005    2006         2005
--------------------------------------------------------------------------------
Other investments                         $272         $159    $ --         $ --
Reinsurance recoverables                    --           --      22           17
Other policyholder funds and benefits
 payable                                   172           80       1           --
Other liabilities                           --           --     590          390
                                        ------       ------  ------       ------
                                 TOTAL    $444         $239    $613         $407
                                        ------       ------  ------       ------

The following table summarizes the derivative instruments used by the Company and the primary hedging strategies to which they relate. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional value of derivative contracts represents the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 31, 2006 and 2005. The total ineffectiveness of all cash-flow, fair-value and net investment hedges and total change in value of other derivative-based strategies which do not qualify for hedge accounting treatment, including periodic derivative net coupon settlements, are presented below on an after-tax basis for the years ended December 31, 2006 and 2005.


                                           NOTIONAL AMOUNT           FAIR VALUE
HEDGING STRATEGY                         2006           2005    2006           2005
------------------------------------------------------------------------------------------
CASH-FLOW HEDGES
Interest rate swaps
 Interest rate swaps are primarily
 used to convert interest receipts on
 floating-rate fixed maturity
 securities to fixed rates. These
 derivatives are predominantly used
 to better match cash receipts from
 assets with cash disbursements
 required to fund liabilities.
 The Company also enters into forward
 starting swap agreements to hedge
 the interest rate exposure of
 anticipated future cash flows on
 floating-rate fixed maturity
 securities due to changes in the
 benchmark interest rate, London-
 Interbank Offered Rate ("LIBOR").
 These derivatives were structured to
 hedge interest rate exposure
 inherent in the assumptions used to
 price primarily certain long-term
 disability products.
 Interest rate swaps are also used to    $4,560         $4,860     $(19  )       $(26  )
 hedge a portion of the Company's
 floating rate guaranteed investment
 contracts. These derivatives convert
 the floating rate guaranteed
 investment contract payments to a
 fixed rate to better match the cash
 receipts earned from the supporting
 investment portfolio.
Foreign currency swaps
 Foreign currency swaps are used to       1,420          1,361     (318  )       (222  )
 convert foreign denominated cash
 flows associated with certain
 foreign denominated fixed maturity
 investments to U.S. dollars. The
 foreign fixed maturities are
 primarily denominated in euros and
 are swapped to minimize cash flow
 fluctuations due to changes in
 currency rates. In addition, foreign
 currency swaps are also used to
 convert foreign denominated cash
 flows associated with certain
 liability payments in order to
 minimize cash flow fluctuations due
 to changes in currency rates.
FAIR-VALUE HEDGES
Interest rate swaps
 Interest rate swaps are used to          3,303          1,707        7            (1  )
 hedge the changes in fair value of
 certain fixed rate liabilities and
 fixed maturity securities due to
 changes in the benchmark interest
 rate, LIBOR.
Foreign currency swaps
 Foreign currency swaps are used to         492             --       (9  )         --
 hedge the changes in fair value of
 certain foreign denominated fixed
 rate liabilities due to changes in
 foreign currency rates.
                                       --------       --------  -------  ---  -------
TOTAL CASH-FLOW AND FAIR-VALUE HEDGES    $9,775         $7,928    $(339  )      $(249  )
                                       --------       --------  -------  ---  -------  ---

                                                       HEDGE
                                                 INEFFECTIVENESS,
                                                     AFTER-TAX
HEDGING STRATEGY                       2006                       2005
-------------------------------------  -------------------------------------
CASH-FLOW HEDGES
Interest rate swaps
 Interest rate swaps are primarily
 used to convert interest receipts on
 floating-rate fixed maturity
 securities to fixed rates. These
 derivatives are predominantly used
 to better match cash receipts from
 assets with cash disbursements
 required to fund liabilities.
 The Company also enters into forward
 starting swap agreements to hedge
 the interest rate exposure of
 anticipated future cash flows on
 floating-rate fixed maturity
 securities due to changes in the
 benchmark interest rate, London-
 Interbank Offered Rate ("LIBOR").
 These derivatives were structured to
 hedge interest rate exposure
 inherent in the assumptions used to
 price primarily certain long-term
 disability products.
 Interest rate swaps are also used to         $(8  )               $(10  )
 hedge a portion of the Company's
 floating rate guaranteed investment
 contracts. These derivatives convert
 the floating rate guaranteed
 investment contract payments to a
 fixed rate to better match the cash
 receipts earned from the supporting
 investment portfolio.
Foreign currency swaps
 Foreign currency swaps are used to            (4  )                  4
 convert foreign denominated cash
 flows associated with certain
 foreign denominated fixed maturity
 investments to U.S. dollars. The
 foreign fixed maturities are
 primarily denominated in euros and
 are swapped to minimize cash flow
 fluctuations due to changes in
 currency rates. In addition, foreign
 currency swaps are also used to
 convert foreign denominated cash
 flows associated with certain
 liability payments in order to
 minimize cash flow fluctuations due
 to changes in currency rates.
FAIR-VALUE HEDGES
Interest rate swaps
 Interest rate swaps are used to               --                     2
 hedge the changes in fair value of
 certain fixed rate liabilities and
 fixed maturity securities due to
 changes in the benchmark interest
 rate, LIBOR.
Foreign currency swaps
 Foreign currency swaps are used to            --                    --
 hedge the changes in fair value of
 certain foreign denominated fixed
 rate liabilities due to changes in
 foreign currency rates.
                                            -----                 -----
TOTAL CASH-FLOW AND FAIR-VALUE HEDGES        $(12  )                $(4  )
                                            -----  ---            -----  ---


                                   NOTIONAL AMOUNT                  FAIR VALUE
HEDGING STRATEGY                 2006          2005    2006                       2005
-------------------------------------------------------------------------------------------
OTHER INVESTMENT AND RISK
 MANAGEMENT ACTIVITIES
Interest rate caps and
 swaption contracts
 The Company is exposed to
 policyholder surrenders
 during a rising interest rate
 environment. Interest rate
 cap and swaption contracts
 are used to mitigate the
 Company's loss in a rising
 interest rate environment.
 The increase in yield from
 the cap and swaption
 contracts in a rising
 interest rate environment may
 be used to raise credited
 rates, thereby increasing the
 Company's competitiveness and
 reducing the policyholder's
 incentive to surrender.         $1,100        $1,116        $ --                   $1
Interest rate swaps, caps and
 floors
 The Company uses interest
 rate swaps and floors to
 manage duration risk between
 assets and liabilities in
 certain portfolios. In
 addition, the Company enters
 into interest rate swaps to
 terminate existing swaps in
 hedging relationships,
 thereby offsetting the
 changes in value of the
 original swap. The Company
 also enters into interest
 rate caps to manage the
 duration risk in certain
 investment portfolios.           3,811         1,371         (15)                  12
Interest rate forwards
 The Company uses interest
 rate forwards to replicate
 the purchase of
 mortgage-backed securities to
 manage duration risk and
 liquidity.                         644            --          (4)                  --
Foreign currency swaps and
 forwards
 The Company enters into
 foreign currency swaps and
 forwards to hedge the foreign
 currency exposures in certain
 of its foreign fixed maturity
 investments.                       162           490         (11)                  (8)
Credit default and total
 return swaps
 The Company enters into swap
 agreements in which the
 Company assumes credit
 exposure of an individual
 entity, referenced index or
 asset pool. These contracts
 entitle the company to
 receive a periodic fee in
 exchange for an obligation to
 compensate the derivative
 counterparty should a credit
 event occur on the part of
 the referenced security
 issuers. The maximum
 potential future exposure to
 the Company is the notional
 value of the swap contracts,
 which is $786 and $324,
 after-tax, as of December 31,
 2006 and 2005, respectively.

                                             DERIVATIVE
                                          CHANGE IN VALUE,
                                             AFTER-TAX
HEDGING STRATEGY                2006                       2005
------------------------------  ------------------------------------
OTHER INVESTMENT AND RISK
 MANAGEMENT ACTIVITIES
Interest rate caps and
 swaption contracts
 The Company is exposed to
 policyholder surrenders
 during a rising interest rate
 environment. Interest rate
 cap and swaption contracts
 are used to mitigate the
 Company's loss in a rising
 interest rate environment.
 The increase in yield from
 the cap and swaption
 contracts in a rising
 interest rate environment may
 be used to raise credited
 rates, thereby increasing the
 Company's competitiveness and
 reducing the policyholder's
 incentive to surrender.               $(1)                $ --
Interest rate swaps, caps and
 floors
 The Company uses interest
 rate swaps and floors to
 manage duration risk between
 assets and liabilities in
 certain portfolios. In
 addition, the Company enters
 into interest rate swaps to
 terminate existing swaps in
 hedging relationships,
 thereby offsetting the
 changes in value of the
 original swap. The Company
 also enters into interest
 rate caps to manage the
 duration risk in certain
 investment portfolios.                (26)                   2
Interest rate forwards
 The Company uses interest
 rate forwards to replicate
 the purchase of
 mortgage-backed securities to
 manage duration risk and
 liquidity.                              5                   --
Foreign currency swaps and
 forwards
 The Company enters into
 foreign currency swaps and
 forwards to hedge the foreign
 currency exposures in certain
 of its foreign fixed maturity
 investments.                           (7)                  20
Credit default and total
 return swaps
 The Company enters into swap
 agreements in which the
 Company assumes credit
 exposure of an individual
 entity, referenced index or
 asset pool. These contracts
 entitle the company to
 receive a periodic fee in
 exchange for an obligation to
 compensate the derivative
 counterparty should a credit
 event occur on the part of
 the referenced security
 issuers. The maximum
 potential future exposure to
 the Company is the notional
 value of the swap contracts,
 which is $786 and $324,
 after-tax, as of December 31,
 2006 and 2005, respectively.


                                 NOTIONAL AMOUNT        FAIR VALUE
HEDGING STRATEGY               2006          2005    2006         2005
---------------------------------------------------------------------------
The Company also assumes
 exposure to the change in
 value of indices or asset
 pools through total return
 swaps and credit
 spreadlocks. As of December
 31, 2006 and 2005, the
 maximum potential future
 exposure to the Company
 from such contracts is $707
 and $542, after-tax,
 respectively.
The Company enters into        $4,720        $2,013  $(99  )       $3
 credit default swap
 agreements, in which the
 Company pays a derivative
 counterparty a periodic fee
 in exchange for
 compensation from the
 counterparty should a
 credit event occur on the
 part of the referenced
 security issuer. The
 Company entered into these
 agreements as an efficient
 means to reduce credit
 exposure to specified
 issuers or sectors. In
 addition, the Company
 enters into option
 contracts to receive
 protection should a credit
 event occur on the part of
 the referenced security
 issuer.
Yen fixed annuity hedging
 instruments
The Company enters into        $1,869        $1,675  $(225 )      $(179 )
 currency rate swaps and
 forwards to mitigate the
 foreign currency exchange
 rate and yen interest rate
 exposures associated with
 the yen denominated
 individual fixed annuity
 product. The associated
 liability is adjusted for
 changes in spot rates which
 was $12 and $102,
 after-tax, as of December
 31, 2006 and 2005,
 respectively, and partially
 offset the derivative
 change in value.
GMWB product derivatives
 The Company offers certain    37,769        31,803   53            8
 variable annuity products
 with a GMWB rider. The GMWB
 is a bifurcated embedded
 derivative that provides
 the policyholder with a GRB
 if the account value is
 reduced to zero through a
 combination of market
 declines and withdrawals.
 The GRB is generally equal
 to premiums less
 withdrawals. The
 policyholder also has the
 option, after a specified
 time period, to reset the
 GRB to the then-current
 account value, if greater.
 For a further discussion,
 see the Derivative
 Instruments section of Note
 2. The notional value of
 the embedded derivative is
 the GRB balance.
GMWB reinsurance contracts
 Reinsurance arrangements       7,172         8,575  (22   )      (17   )
 are used to offset the
 Company's exposure to the
 GMWB embedded derivative
 for the lives of the host
 variable annuity contracts.
 The notional amount of the
 reinsurance contracts is
 the GRB amount.

                                           DERIVATIVE
                                        CHANGE IN VALUE,
                                           AFTER-TAX
HEDGING STRATEGY              2006                      2005
----------------------------  ------------------------------------
The Company also assumes
 exposure to the change in
 value of indices or asset
 pools through total return
 swaps and credit
 spreadlocks. As of December
 31, 2006 and 2005, the
 maximum potential future
 exposure to the Company
 from such contracts is $707
 and $542, after-tax,
 respectively.
The Company enters into             $15                   $10
 credit default swap
 agreements, in which the
 Company pays a derivative
 counterparty a periodic fee
 in exchange for
 compensation from the
 counterparty should a
 credit event occur on the
 part of the referenced
 security issuer. The
 Company entered into these
 agreements as an efficient
 means to reduce credit
 exposure to specified
 issuers or sectors. In
 addition, the Company
 enters into option
 contracts to receive
 protection should a credit
 event occur on the part of
 the referenced security
 issuer.
Yen fixed annuity hedging
 instruments
The Company enters into            $(64  )                $(143 )
 currency rate swaps and
 forwards to mitigate the
 foreign currency exchange
 rate and yen interest rate
 exposures associated with
 the yen denominated
 individual fixed annuity
 product. The associated
 liability is adjusted for
 changes in spot rates which
 was $12 and $102,
 after-tax, as of December
 31, 2006 and 2005,
 respectively, and partially
 offset the derivative
 change in value.
GMWB product derivatives
 The Company offers certain          79                   (42  )
 variable annuity products
 with a GMWB rider. The GMWB
 is a bifurcated embedded
 derivative that provides
 the policyholder with a GRB
 if the account value is
 reduced to zero through a
 combination of market
 declines and withdrawals.
 The GRB is generally equal
 to premiums less
 withdrawals. The
 policyholder also has the
 option, after a specified
 time period, to reset the
 GRB to the then-current
 account value, if greater.
 For a further discussion,
 see the Derivative
 Instruments section of Note
 2. The notional value of
 the embedded derivative is
 the GRB balance.
GMWB reinsurance contracts
 Reinsurance arrangements           (19  )                 19
 are used to offset the
 Company's exposure to the
 GMWB embedded derivative
 for the lives of the host
 variable annuity contracts.
 The notional amount of the
 reinsurance contracts is
 the GRB amount.


                                        NOTIONAL AMOUNT            FAIR VALUE
HEDGING STRATEGY                     2006            2005     2006           2005
----------------------------------------------------------------------------------------
GMWB hedging instruments
 The Company enters into interest
 rate futures, S&P 500 and NASDAQ
 index futures contracts and put
 and call options, as well as
 interest rate, EAFE index and
 equity volatility swap contracts
 to economically hedge exposure
 to the volatility associated
 with the portion of the GMWB
 liabilities which are not
 reinsured.
 In addition, the Company             $8,379          $5,086     $346          $175
 periodically enters into forward
 starting S&P 500 put options as
 well as S&P index futures and
 interest rate swap contracts to
 economically hedge the equity
 volatility risk exposure
 associated with anticipated
 future sales of the GMWB rider.
GMIB reinsurance contracts
 Reinsurance arrangements are         12,297          16,782      119            72
 used to offset the Company's
 exposure to the GMIB embedded
 derivative for the lives of the
 host variable annuity contracts.
 The notional amount of the
 reinsurance contracts is the yen
 denominated policyholder account
 value remeasured at the year-end
 yen to U.S. dollar spot rate.
Equity index swaps and options
 The Company offers certain               25              12       (1  )         --
 equity indexed products, which
 may contain an embedded
 derivative that requires
 bifurcation. The Company enters
 into S&P index swaps and options
 to economically hedge the equity
 volatility risk associated with
 these embedded derivatives. In
 addition, the Company is exposed
 to bifurcated options embedded
 in certain fixed maturity
 investments.
Statutory reserve hedging
 instruments
 The Company purchases one and         2,220           1,142       29            14
 two year S&P 500 put option
 contracts to economically hedge
 the statutory reserve impact of
 equity exposure arising
 primarily from GMDB and GMWB
 obligations against a decline in
 the equity markets.
                                   ---------       ---------  -------       -------
 TOTAL OTHER INVESTMENT AND RISK     $80,168         $70,065     $170           $81
  MANAGEMENT ACTIVITIES
                                   ---------       ---------  -------       -------
            TOTAL DERIVATIVES (1)    $89,943         $77,993    $(169  )      $(168  )
                                   ---------       ---------  -------  ---  -------  ---

                                                 DERIVATIVE
                                              CHANGE IN VALUE,
                                                  AFTER-TAX
HEDGING STRATEGY                   2006                         2005
---------------------------------  ---------------------------------------
GMWB hedging instruments
 The Company enters into interest
 rate futures, S&P 500 and NASDAQ
 index futures contracts and put
 and call options, as well as
 interest rate, EAFE index and
 equity volatility swap contracts
 to economically hedge exposure
 to the volatility associated
 with the portion of the GMWB
 liabilities which are not
 reinsured.
 In addition, the Company                  $(77  )               $(13  )
 periodically enters into forward
 starting S&P 500 put options as
 well as S&P index futures and
 interest rate swap contracts to
 economically hedge the equity
 volatility risk exposure
 associated with anticipated
 future sales of the GMWB rider.
GMIB reinsurance contracts
 Reinsurance arrangements are               (35  )                 73
 used to offset the Company's
 exposure to the GMIB embedded
 derivative for the lives of the
 host variable annuity contracts.
 The notional amount of the
 reinsurance contracts is the yen
 denominated policyholder account
 value remeasured at the year-end
 yen to U.S. dollar spot rate.
Equity index swaps and options
 The Company offers certain                  --                    (1  )
 equity indexed products, which
 may contain an embedded
 derivative that requires
 bifurcation. The Company enters
 into S&P index swaps and options
 to economically hedge the equity
 volatility risk associated with
 these embedded derivatives. In
 addition, the Company is exposed
 to bifurcated options embedded
 in certain fixed maturity
 investments.
Statutory reserve hedging
 instruments
 The Company purchases one and               (9  )                (20  )
 two year S&P 500 put option
 contracts to economically hedge
 the statutory reserve impact of
 equity exposure arising
 primarily from GMDB and GMWB
 obligations against a decline in
 the equity markets.
                                        -------  ---            -----
 TOTAL OTHER INVESTMENT AND RISK          $(139  )               $(95  )
  MANAGEMENT ACTIVITIES
                                        -------  ---            -----
            TOTAL DERIVATIVES (1)         $(151  )               $(99  )
                                        -------  ---            -----

(1) Derivative change in value includes hedge ineffectiveness for cash-flow hedges, fair-value hedges and total change in value, including periodic derivative net coupon settlements, of other investment and risk management activities.

The increase in notional amount since December 31, 2005, is primarily due to an increase in the embedded derivative associated with GMWB product sales, additional options purchased to hedge the GMWB, credit derivatives and derivatives hedging interest rate duration risk, partially offset by a decrease in the GMIB reinsured from a related party, which is accounted for as a free-standing derivative, primarily due to the reinsurance recapture as discussed below. The Company increased its use of credit derivatives primarily to reduce credit exposure as well as to enter into replication transactions. During 2006, the Company began using credit default swaps to replicate residual CDO interests. These transactions involve the receipt of cash upon entering into the transaction as well as coupon payments throughout the life of the contract. The upfront cash receipts for positions at December 31, 2006, totaled $100, which represents the original liability value of the credit default swaps. As of December 31, 2006, the notional and fair value of credit default swaps used in this replication strategy is $200 and $(95), respectively.

The decrease in net fair value of derivative instruments since December 31, 2005, was primarily related to the initial cash received on credit default swaps replicating residual CDO interests as well as declines in fair value of derivatives hedging foreign bonds, the Japanese fixed annuity, and interest rate duration risk between assets and liabilities. These decreases in fair value were partially offset by additional options purchased to hedge GMWB and an increase in the fair value of the reinsurance contract associated with GMIB. The GMIB reinsurance contracts increased in value primarily due to modifications of the reinsurance agreement as well as model refinements and assumption updates reflecting in-force demographics, actual experience and revised future expectations. Derivatives hedging foreign bonds declined in value primarily as a result of the weakening of the U.S. dollar in comparison to certain foreign currencies. The Japanese fixed annuity hedging instruments declined in value primarily due to a rise in Japanese interest rates and the depreciation of the yen in comparison to the U.S. dollar. Derivatives hedging interest rate duration risk declined in value primarily due to rising interest rates. For further discussion on the GMWB product, which is accounted for as an embedded derivative, and the internal reinsurance of the GMIB product, which is accounted for as a free standing derivatives, refer to Notes 8 and 17.

Effective August 31, 2005, Hartford Life and Annuity Insurance Company ("HLAI"), a subsidiary of the Company, entered into a reinsurance agreement with Hartford Life Insurance, K.K. ("HLIKK"), a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. The GMIB reinsurance agreement is accounted for as a derivative in accordance with SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". Accordingly, the GMIB reinsurance agreement is recorded on the balance sheet at fair value with changes in value reported in net realized capital gains and losses. Effective July 31, 2006, the reinsurance agreement between HLAI and HLIKK was modified such that the reinsurance of the GMIB riders issued by HLIKK prior to April 1, 2005, was recaptured by HLIKK. GMIB riders issued by HLIKK subsequent to April 1, 2005, continue to be reinsured by HLAI. As of December 31, 2006 and 2005, the notional value of the GMIB reinsurance agreement was $12.3 billion and $16.8 billion, respectively, and the fair value was $119 and $72, respectively. The change in value of the GMIB reinsurance agreement for the years ended December 31, 2006 and 2005, was an after-tax net gain (loss) of $(35) and $73, respectively. (Included in the 2006 amounts were changes in net policyholder behavior assumptions made by the Company during 2006 of $(39), after-tax.) (For a further discussion of the reinsurance agreement, see Note 17 Transactions with Affiliates.)

The total change in value for derivative-based strategies that do not qualify for hedge accounting treatment, including periodic derivative net coupon settlements, are reported in net realized capital gains (losses). For the years ended December 31, 2006 and 2005, these strategies resulted in the recognition of after-tax net gains (losses) of $(139) and $(95), respectively. For the year ended December 31, 2006, net realized capital losses were primarily driven by net losses on the Japanese fixed annuity hedging instruments and interest rate swaps used to manage portfolio duration primarily due to an increase in interest rates, and net losses on the reinsurance of GMIB and on GMWB related derivatives primarily due to liability model refinements and assumption updates reflecting in-force demographics, actuarial experience, and future expectations. For the year ended December 31, 2005, net realized capital losses were predominantly comprised of net losses on the Japanese fixed annuity hedging instruments primarily due to the weakening of the Yen in comparison to the U.S. dollar, as well as, an increase in Japanese interest rates.

As of December 31, 2006 and 2005, the after-tax deferred net gains (losses) on derivative instruments recorded in accumulated other comprehensive income (loss) ("AOCI") that are expected to be reclassified to earnings during the next twelve months are $(8) and $(1), respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate financial instruments) is twenty-four months. For the years ended December 31, 2006, 2005 and 2004, the Company had less than $1 of net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

For the year ended December 31, 2004, after-tax net gain (loss) representing ineffectiveness of cash-flow hedges was $(10) while ineffectiveness of fair-value hedges and net investment hedges were both less than $1.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in securities lending programs to generate additional income, whereby certain domestic fixed income securities are loaned for a specified period of time from the Company's portfolio to qualifying third parties, via two lending agents. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of securities lending programs, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2006 and 2005, the fair value of the loaned securities was approximately $1.6 billion and $745, respectively, and was included in fixed maturities in the consolidated balance sheets. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $2 and $1 for each of the years ended December 31, 2006 and 2005, respectively, which was included in net investment income.

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2006 and 2005, collateral pledged having a fair value of $441 and $281, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities and the collateral pledged at December 31, 2006 and 2005, were as follows:

                                                                2006      2005
--------------------------------------------------------------------------------
LOANED SECURITIES AND COLLATERAL PLEDGED
ABS                                                                 $3       $13
CMBS                                                               169       156
Corporate                                                        1,339       598
MBS                                                                152       138
Government/Government Agencies
 Foreign                                                             4        25
 United States                                                     327        95
                                                              --------  --------
                                                       TOTAL    $1,994    $1,025
                                                              --------  --------

As of December 31, 2006 and 2005, the Company had accepted collateral relating to securities lending programs and collateral arrangements consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $1.8 billion and $877, respectively. At December 31, 2006 and 2005, cash collateral of $1.6 billion and $785, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of such collateral has been sold or repledged at December 31, 2006 and 2005. As of December 31, 2006 and 2005, noncash collateral accepted was held in separate custodial accounts.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2006 and 2005, the fair value of securities on deposit was approximately $9 and $15, respectively.

NOTE 4. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments.

For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts.

The Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument. Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

For mortgage loans on real estate, fair values were estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans.

Derivative instruments are reported at fair value based upon either pricing valuation models, which utilize market data inputs and that are obtained from independent third parties or independent broker quotations.

Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate. For further discussion of other policyholder funds and derivatives, see
Note 1.

Fair value of consumer notes is based on discounted cash flow calculations based on the current market rates.

The carrying amount and fair values of the Company's financial instruments as of December 31, 2006 and 2005 were as follows:

                                                                        2006                                 2005
                                                              CARRYING               FAIR          CARRYING               FAIR
                                                               AMOUNT                VALUE          AMOUNT                VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Fixed maturities                                               $45,340              $45,340         $43,242              $43,242
 Equity securities                                                  276                  276             311                  311
 Policy loans                                                     2,009                2,009           1,971                1,971
 Mortgage loans on real estate                                    2,631                2,619           1,355                1,348
 Other investments                                                  274                  274             156                  156
LIABILITIES
 Other policyholder funds and benefits payable (1)              $13,931              $13,186         $11,686              $11,273
 Consumer notes                                                     258                  260              --                   --
                                                              ---------            ---------       ---------            ---------

(1) Excludes universal life insurance contracts, including corporate owned life insurance.

NOTE 5. REINSURANCE

The Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2006 and 2005, the Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholder's equity.

In accordance with normal industry practice, Life is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2006 and 2005, the Company's policy for the largest amount of life insurance retained on any one life by any one of the life operations was approximately $5. In addition, the Company reinsures the majority of minimum death benefit guarantees as well as guaranteed minimum withdrawal benefits, on contracts issued prior to July 2003, offered in connection with its variable annuity contracts.

Insurance fees, earned premiums and other were comprised of the following:

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2006           2005           2004
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $4,360         $4,019         $3,834
Reinsurance assumed                        19             39             49
Reinsurance ceded                        (719)          (798)          (807)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER     3,660         $3,260         $3,076
                                     --------       --------       --------

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

    The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $241, $378, and $426 for the years ended December 31, 2006, 2005 and 2004, respectively. The Company also assumes reinsurance from other insurers.

    The Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $166, 130 and $133 in 2006, 2005 and 2004, respectively, and accident and health premium of $259, $221 and $230, respectively, to HLA.

NOTE 6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                       2006           2005           2004
--------------------------------------------------------------------------------
                                       $7,101         $6,453         $6,088
BALANCE, JANUARY 1
Capitalization                          1,351          1,226          1,375
Amortization -- Deferred policy
 acquisitions costs and present
 value of future profits               (1,033)          (945)          (825)
Amortization -- Unlock                   (142)            --             --
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other              57            367            (80)
Cumulative effect of accounting
 changes (SOP 03-1)                        --             --           (105)
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $7,334         $7,101         $6,453
                                     --------       --------       --------

Estimated future net amortization expense of present value of future profits for the succeeding five years is as follows.

FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
2007                                                                         $22
2008                                                                         $28
2009                                                                         $26
2010                                                                         $24
2011                                                                         $22

NOTE 7.  GOODWILL AND OTHER INTANGIBLE ASSETS

As of December 31, 2006 and December 31, 2005, the carrying amount of goodwill for the Company's Retail Products segment was $85 and for the Company's Individual Life segment was $101.

The Company's goodwill impairment test performed in accordance with SFAS No. 142 "Goodwill and Other Intangible Assets", resulted in no write-downs for the years ended December 31, 2006 and 2005.

For a discussion of present value of future profits that continue to be subject to amortization and aggregate amortization expense, see Note 6.

NOTE 8.  SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable portion of individual variable annuities, 401(k), institutional, governmental, private placement life and variable life insurance products within separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by the policyholder, are offset by the related liability changes within the same line item in the statement of income. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2006, 2005, and 2004 there were no gains or losses on transfers of assets from the general account to the separate account.

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal and income benefits. Guaranteed minimum death and income benefits are offered in various forms as described in the footnotes to the table below. The Company currently reinsures a significant portion of the death benefit guarantees associated with its in-force block of business. Changes in the gross guaranteed minimum death benefit ("GMDB") liability balance sold with annuity products are as follows:

                                                                    GMDB (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2006                               $ 158
Incurred                                                                130
Unlock                                                                  294
Paid                                                                   (106)
                                                                     ------
LIABILITY BALANCE AS OF DECEMBER 31, 2006                              $476
                                                                     ------

(1) The reinsurance recoverable asset related to the GMDB was $316 as of December 31, 2006.

                                                                    GMDB (1)
--------------------------------------------------------------------------------
LIABILITY BALANCE UPON ADOPTION -- AS OF JANUARY 1, 2005              $ 174
Incurred                                                                123
Paid                                                                   (139)
                                                                     ------
LIABILITY BALANCE AS OF DECEMBER 31, 2005                              $158
                                                                     ------

(1) The reinsurance recoverable asset related to the GMDB $40 as of December 31, 2005.

The net GMDB liability is established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The GMDB liabilities are recorded in Future Policy Benefits on the Company's balance sheet. Changes in the GMDB liability are recorded in Benefits, Claims and Claims Adjustment Expenses in the Company's statement of income. In a manner consistent with the Company's accounting policy for deferred acquisition costs, the Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised as described in Note 1, the Company unlocked its assumptions related to GMDB during the fourth quarter of 2006.

The determination of the GMDB liabilities and related GMDB reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used to determine the GMDB liabilities as of December 31, 2006 and 2005:

- 1000 stochastically generated investment performance scenarios for all issue years

- For all issue years, the weighted average return is 8%; it varies by asset class with a low of 3% for cash and a high of 10% for aggressive equities.

- Discount rate of 7.5% for issue year 2002 & prior; discount rate of 7% for issue year 2003 & 2004 and discount rate of 5.6% for issue year 2005 and 2006.

- Volatilities also vary by asset class with a low of 1% for cash, a high of 12% for aggressive equities, and a weighted average of 11%.

- 100% of the Hartford experience mortality table was used for the mortality assumptions.

- Lapse rates by calendar year vary from a low of 8% to a high of 14%, with an average of 12%

The following table provides details concerning GMDB exposure:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2006

                                                                                         RETAINED NET        WEIGHTED AVERAGE
                                                         ACCOUNT       NET AMOUNT      AMOUNT                 ATTAINED AGE OF
MAXIMUM ANNIVERSARY VALUE (MAV) (1)                       VALUE          AT RISK            AT RISK              ANNUITANT
---------------------------------------------------------------------------------------------------------------------------------
MAV only                                                   $53,358        $3,664              $343                   65
With 5% rollup (2)                                           3,830           349                67                   63
With Earnings Protection Benefit Rider (EPB) (3)             5,576           471                77                   61
With 5% rollup & EPB                                         1,411           149                28                   63
Total MAV                                                   64,175         4,633               515
Asset Protection Benefit (APB) (4)                          36,710            61                32                   62
Lifetime Income Benefit (LIB) (5)                            4,045             9                 9                   61
Reset (6) (5-7 years)                                        6,862           243               243                   65
Return of Premium (7)/Other                                 10,015            28                25                   54
                                                 TOTAL    $121,807        $4,974              $824
                                                        ----------       -------             -----

(1) MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB: The death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB: The death benefit is the greatest of the current account value, net premiums paid, or a benefit amount that rachets over time, generally based on market performance.

(6) Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

(7) Return of premium: the death benefit is the greater of current account value and net premiums paid.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. In addition, the Company has introduced features, for contracts issued beginning in the fourth quarter of 2005, that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive. In this feature, in all cases the contract holder or their beneficiary will receive the GRB and the GRB is reset on an annual basis to the maximum anniversary account value subject to a cap.

Effective August 31, 2005, HLAI, a subsidiary of the Company, entered into a reinsurance agreement with HLIKK, a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders on its variable annuity business. Effective July 31, 2006, the portion of this reinsurance related to riders issued prior to April 1, 2005 was recaptured by HLIKK. (See Footnote 17 for additional disclosure concerning the recapture.)

The GMWB represents an embedded derivative in the variable annuity contracts that is required to be reported separately from the host variable annuity contract. The GMIB reinsurance represents a free-standing derivative. It is carried at fair value and reported in other policyholder funds. The fair value of the GMWB and GMIB obligations are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, best estimate assumptions and stochastic techniques under a variety of market return scenarios are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; market volatility assumptions for each underlying index based on a blend of observed market "implied volatility" data and annualized standard deviations of monthly returns using the most recent 20 years of observed market performance; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions. In addition, management regularly evaluates the valuation model, incorporating emerging valuation techniques where appropriate, including drawing on the expertise of market participants and valuation experts.

As of December 31, 2006 and December 31, 2005, the embedded derivative asset recorded for GMWB, before reinsurance or hedging, was $53 and $8, respectively. During 2006, 2005 and 2004, the increase (decrease) in value of the GMWB, before reinsurance and hedging, reported in realized gains was $121, $(64) and $54, respectively. There were no payments made for the GMWB during 2006, 2005 or 2004.

Prior to September 2005, the risk of loss associated with GMWB was 100% reinsured to both external and related parties. During September 2005, the Company recaptured the reinsurance agreement with the related party. As of December 31, 2006 $37.3 billion, or 77% of account value representing substantially all of the contracts written after July 2003, with the GMWB feature, were unreinsured. In order to minimize the volatility associated with the unreinsured GMWB liabilities, the Company has established an alternative risk management strategy. As part of the recapture, the Company received derivative instruments used to hedge its unreinsured GMWB exposure including interest rate futures, Standard and Poor's ("S&P") 500 and NASDAQ index options and futures contracts and Europe, Australasia and Far East ("EAFE") Index swaps to hedge GMWB exposure to international equity markets. The GRB as of December 31, 2005 and 2005 was $37.8 billion and $31.8 billion, respectively

A contract is "in the money" if the contract holder's GRB is greater than the account value. For contracts that were "in the money" the Company's exposure, as of December 31, 2006, was $8. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $8.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                                                   AS OF
                                                               DECEMBER 31,
ASSET TYPE                                                         2006
--------------------------------------------------------------------------------
Equity securities                                                  $104,687
Cash and cash equivalents                                             8,931
                                                                -----------
                                                    TOTAL          $113,618
                                                                -----------

As of December 31, 2006, approximately 12% of the equity securities above were invested in fixed income securities through these funds and approximately 88% were invested in equity securities.

NOTE 9. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering certain of these bonuses is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Company's DAC unlock, the Company unlocked the amortization of the sales inducement asset. See Note 1, for more information concerning the DAC unlock.

Changes in deferred sales inducement activity were as follows for the years ended December 31,:

                                                         2006         2005
--------------------------------------------------------------------------------
Balance, beginning of period                              $355         $309
Sales inducements deferred                                  80           85
DAC Unlock                                                   4           --
Amortization charged to income                             (49  )       (39  )
                                                        ------  ---  ------
                                BALANCE, END OF PERIOD    $390         $355
                                                        ------       ------

NOTE 10. RESERVES FOR LOSSES AND LOSS ADJUSTMENT EXPENSES

As described in Note 1, the Company establishes reserves for losses and loss adjustment expenses on reported and unreported claims. These reserve estimates are based on known facts and interpretations of circumstances, and consideration of various internal factors including the Company's experience with similar cases, historical trends involving claim payment patterns, loss payments, pending levels of unpaid claims, loss control programs and product mix. In addition, the reserve estimates are influenced by consideration of various external factors including court decisions, economic conditions and public attitudes. The effects of inflation are implicitly considered in the reserving process.

The establishment of appropriate reserves, including reserves for catastrophes and asbestos and environmental claims, is inherently uncertain. The Company regularly updates its reserve estimates as new information becomes available and events unfold that may have an impact on unsettled claims. Changes in prior year reserve estimates, which may be material, are reflected in the results of operations in the period such changes are determined to be necessary.

The liability for future policy benefits and unpaid losses and loss adjustment expenses by segment/product is as follows:

                                                                2006      2005
--------------------------------------------------------------------------------
RETAIL
 Individual annuity -- variable                                   $474      $157
 Individual annuity -- fixed                                       371       575
 Other                                                              --        --
                                                              --------  --------
                                                TOTAL RETAIL       845       732
                                                              --------  --------
RETIREMENT PLANS
 401(k)                                                             67        56
 Governmental                                                      290       310
                                                              --------  --------
                                      TOTAL RETIREMENT PLANS       357       366
                                                              --------  --------
INSTITUTIONAL
 Structured settlements                                          3,230     2,839
 Institutional annuities                                         2,158     2,003
 SPIA                                                              206        --
 PPLI                                                              117        --
                                                              --------  --------
                                         TOTAL INSTITUTIONAL     5,711        --
                                                              --------  --------
INDIVIDUAL LIFE
 Variable universal life                                            16        15
 Universal life/other interest sensitive                            70        63
 Term insurance and other                                          489       458
                                                              --------  --------
Total Individual Life                                              575       536
                                                              --------  --------
Other                                                              721       810
                                                              --------  --------
                                                       TOTAL    $8,209    $7,406
                                                              --------  --------

The liability for other policyholder funds and benefits payable by segment/product is as follows:

                                                              2006       2005
--------------------------------------------------------------------------------
LIFE
RETAIL
 Individual annuity -- variable                                $5,675     $7,030
 Individual annuity -- fixed                                    9,326      9,260
 Other                                                              7          9
                                                            ---------  ---------
                                              TOTAL RETAIL     15,008     16,299
                                                            ---------  ---------
RETIREMENT PLANS
 401(k)                                                         1,257      1,181
 Governmental                                                   4,287      4,013
                                                            ---------  ---------
                                    TOTAL RETIREMENT PLANS      5,544      5,194
                                                            ---------  ---------

                                                              2006       2005
--------------------------------------------------------------------------------
INSTITUTIONAL
 Structured settlements                                         1,968      1,727
 Stable value/Funding agreements                                6,169      4,142
 GICs                                                           2,875      3,117
 SPIA                                                             141         --
 PPLI                                                             235        231
 Institutional annuities                                           13         11
                                                            ---------  ---------
                                       TOTAL INSTITUTIONAL     11,401      9,228
                                                            ---------  ---------
INDIVIDUAL LIFE
 Variable universal life                                          515        474
 Universal life/other interest sensitive                        4,117      3,793
 Other                                                            214        215
                                                            ---------  ---------
                                     TOTAL INDIVIDUAL LIFE      4,846      4,482
                                                            ---------  ---------
Other                                                           3,392      3,196
                                                            ---------  ---------
                                                TOTAL LIFE    $40,191    $38,399
                                                            ---------  ---------

NOTE 11. COMMITMENTS AND CONTINGENCIES

LITIGATION

The Hartford is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Hartford accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of The Hartford.

The Hartford is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with mutual funds and structured settlements. The Hartford also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh Inc. and Marsh & McLennan Companies, Inc. (collectively, "Marsh") alleging, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford was not joined as a defendant in the action, which has since settled. Since the filing of the NYAG Complaint, several private actions have been filed against the Company asserting claims arising from the allegations of the NYAG Complaint.

The Hartford is also a defendant in a multidistrict litigation in federal district court in New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to alleged conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company and various of its subsidiaries are named in both complaints. The actions assert, on behalf of a class of persons who purchased insurance through the broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits complaint, claims under ERISA arising from conduct similar to that alleged in the NYAG Complaint. The class period alleged is 1994 through the date of class certification, which has not yet occurred. The complaints seek treble damages, injunctive and declaratory relief, and attorneys' fees. On October 3, 2006, the court denied in part the defendants' motions to dismiss the two consolidated amended complaints but found the complaints deficient in other respects and ordered the plaintiffs to file supplemental pleadings. The plaintiffs' motions for class certification are pending. The Company also has been named in two similar actions filed in state courts, which the defendants have removed to federal court. Those actions currently are transferred to the court presiding over the multidistrict litigation. The Company disputes the allegations in all of these actions and intends to defend the actions vigorously. In addition, the Company was joined as a defendant in an action by the California Commissioner of Insurance alleging similar conduct by various insurers in connection with the sale of group benefits products. The Commissioner's action asserted claims under California insurance law and sought injunctive relief only. The Company has settled the Commissioner's action.

Additional complaints may be filed against the Company in various courts alleging claims under federal or state law arising from the conduct alleged in the NYAG Complaint. The Company's ultimate liability, if any, in the pending and possible future suits is highly uncertain and subject to contingencies that are not yet known, such as how many suits will be filed, in which courts they will be lodged, what claims they will assert, what the outcome of investigations by the New York Attorney General's Office and other regulatory agencies will be, the success of defenses that the Company may assert, and the amount of recoverable damages if liability is established. In the opinion of management, it is possible that an adverse outcome in one or more of these suits could have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

REGULATORY DEVELOPMENTS

In June 2004, the Company received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, the Company has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. Since the beginning of October 2004, the Company has received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Company may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. In addition, the Company has received a request for information from the New York Attorney General's Office concerning the Company's compensation arrangements in connection with the administration of workers compensation plans. The Company intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding broker compensation issues in its Property & Casualty and Group Benefits operations.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including the Company, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Company was not joined as a defendant in the action, which has since settled. Although no regulatory action has been initiated against the Company in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against the Company or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company.

On October 29, 2004, the New York Attorney General's Office informed the Company that the Attorney General is conducting an investigation with respect to the timing of the previously disclosed sale by Thomas Marra, a director and executive officer of the Company, of 217,074 shares of the Company's common stock on September 21, 2004. The sale occurred shortly after the issuance of two additional subpoenas dated September 17, 2004 by the New York Attorney General's Office. The Company has engaged outside counsel to review the circumstances related to the transaction and is fully cooperating with the New York Attorney General's Office. On the basis of the review, the Company has determined that Mr. Marra complied with the Company's applicable internal trading procedures and has found no indication that Mr. Marra was aware of the additional subpoenas at the time of the sale.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Company has received requests for information and subpoenas from the SEC, subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Company continues to cooperate fully with these regulators in these matters.

The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products, including single premium group annuities used in terminal and maturity funding programs. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. The Hartford continues to cooperate fully with these regulators in these matters.

On May 10, 2006, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office and the Connecticut Attorney General's Office to resolve the outstanding investigations by these parties regarding The Hartford's use of expense reimbursement agreements in its terminal and maturity funding group annuity line of business. Under the terms of the Agreement, The Hartford paid $20, of which $16.1 was paid to certain plan sponsors that purchased terminal or maturity funding annuities between January 1, 1998 and December 31, 2004, with the balance of $3.9 divided equally between the states of New York and Connecticut. Also pursuant to the terms of the Agreement, The Hartford accepted a three-year prohibition on the use of contingent compensation in its terminal and maturity funding group annuity line of business. The costs associated with the settlement had already been accounted for in reserves previously established by The Hartford.

On November 8, 2006, the SEC issued an Order setting forth the terms of a settlement reached with three subsidiaries of The Hartford that resolved the SEC's Division of Enforcement's investigation of aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. Under the terms of the settlement, The Hartford has paid $55 to mutual funds that participated in The Hartford program for directed brokerage in recognition of mutual fund sales, $40 of which represents disgorgement and $15 of which represents civil penalties. The costs associated with the settlement had already been accounted for in reserves previously established by The Hartford.

The SEC's Division of Enforcement and the New York Attorney General's office are investigating the Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and New York Attorney General's Office in these matters. The Hartford's mutual funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against the Hartford with respect to certain owners of older variable annuity contracts, the Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these contract owners and their broker, has resulted in the exchange or surrender of all of the variable annuity contracts that were the subject of the previously settled litigation.

To date, the SEC's and New York Attorney General's market timing investigations have not resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in discussions with the SEC and the New York Attorney General's Office regarding the potential resolution of these matters. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. After giving effect to the settlement of the SEC's directed brokerage investigation, as of December 31, 2006, Hartford Life had a reserve of $83, after-tax, none of which was attributed to the Company, for the market timing matters. Hartford Life's reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that the Company may ultimately be liable for all or a portion of the ultimate cost to Hartford Life from these matters. However, the ultimate liability of the Company is not reasonably estimable at this time.

On June 23, 2005, the Company received a subpoena from the New York Attorney General's Office requesting information relating to purchases of the Company's variable annuity products, or exchanges of other products for the Company's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, the Company received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into the Company's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a sub-account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Company is cooperating fully with the New York Attorney General's Office in these matters.

On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the Connecticut Attorney General's Office in these matters.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $35, $35, and $36 for the years ended December 31, 2006, 2005 and 2004, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense for the facility located in Simsbury, Connecticut, which lease expires on December 31, 2009, amounted to approximately $27, $27 and $15 for the years ended December 31, 2006, 2005 and 2004, respectively.

Future minimum rental commitments on all operating leases are as follows:

2007                                                                         $32
2008                                                                          28
2009                                                                          24
2010                                                                          21
2011                                                                           4
Thereafter                                                                     4
                                                                          ------
                                                                   TOTAL    $113
                                                                          ------

TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years. During 2004, the IRS completed its examination of the 1998-2001 tax years, and the IRS and the Company agreed upon all adjustments. As a result, during 2004 the Company booked a $191 tax benefit to reflect the impact of the audit settlement on tax years covered by the examination as well as all other tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for current year equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on known actual mutual fund distributions and fee income from The Hartford's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, appropriate levels of taxable income as well as the utilization of capital loss carry forwards at the mutual fund level.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to the actual FTC's passed through by the mutual funds.

UNFUNDED COMMITMENTS

At December 31, 2006, the Company has outstanding commitments totaling $798, of which $540 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of

Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty fund and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2006 and 2005, the liability balance was $4 and $15, respectively. As of December 31, 2006 and 2005, $13 and $13, respectively, related to premium tax offsets were included in other assets.

NOTE 12. INCOME TAX

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

Income tax expense (benefit) is as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                        2006         2005             2004
--------------------------------------------------------------------------------
Current                                  $115          $71             $(34)
Deferred                                  (12)         136               63
                                       ------       ------            -----
                   INCOME TAX EXPENSE    $103         $207              $29
                                       ------       ------            -----

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                            2006         2005         2004
--------------------------------------------------------------------------------
Tax provision at the U.S. federal
 statutory rate                              $292         $391         $354
Dividends received deduction                 (174)        (184)        (132)
IRS audit settlement                           --           --         (191)
Foreign related investments                   (10)          (2)          (2)
Other                                          (5)           2           --
                                           ------       ------       ------
                                    TOTAL    $103         $207          $29
                                           ------       ------       ------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2006            2005
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs and
 reserves                                              $568            $581
Investment-related items and other                      179              --
NOL carryover                                            --              13
Minimum tax credit                                      217             191
Foreign tax credit carryovers                             7              31
Other                                                    --              30
                       TOTAL DEFERRED TAX ASSETS        971             846
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition
 costs and reserves                                  (1,252)           (977)
Net unrealized gains on equity securities              (169)           (291)
Employee benefits                                       (39)            (15)
Investment related items and other                       --             (79)
Other                                                    (2)             --
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,462)         (1,362)
                                                  ---------       ---------
            TOTAL DEFERRED TAX ASSET/(LIABILITY)      $(491)          $(516)
                                                  ---------       ---------

The Company had current federal income tax (payable) receivable of $(78) and $199 as of December 31, 2006 and 2005, respectively.

In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes. Accordingly, no valuation allowance has been recorded.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account, which for tax return purposes was $88 as of December 31, 2005. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company distributed the entire balance in 2006 thereby permanently eliminating the potential tax of $31.

NOTE 13. DEBT

CONSUMER NOTES

On September 8, 2006, Hartford Life Insurance Company filed a shelf registration statement with the SEC (Registration Statement No. 333-137215), effective immediately, for the offering and sale of Hartford Life Income NotesSM and Hartford Life medium-term notes (collectively called "Consumer Notes"). There are no limitations on the ability to issue additional indebtedness in the form of Hartford Life Income NotesSM and Hartford Life medium-term notes.

Institutional Solutions Group began issuing Consumer Notes through its Retail Investor Notes Program in September 2006. A Consumer Note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. In addition, discount notes, amortizing notes and indexed notes may also be offered and issued. Consumer Notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer Notes are offered weekly with maturities up to 30 years and varying interest rates and may include a call provision. Certain Consumer Notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits equal to the greater of $1 or 1% of the aggregate principal amount of the notes and $250 thousand per individual, respectively. Derivative instruments will be utilized to hedge the Company's exposure to interest rate risk in accordance with Company policy.

As of December 31, 2006, $258 of Consumer Notes had been issued. These notes have interest rates ranging from 5.0% to 6.0% for fixed notes and consumer price index plus 175 basis points to 225 basis points for variable notes. The aggregate maturities of Consumer Notes are as follows: $230 in 2008, $10 in 2009, $18 in 2011. For the year ended December 31, 2006 interest credited to holders of Consumer Notes was $2.

NOTE 14. STATUTORY RESULTS

                                                     FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                              2006          2005          2004
--------------------------------------------------------------------------------
Statutory net income                            $419          $185          $536
                                             -------       -------       -------
Statutory capital and surplus                 $3,275        $3,034        $3,191
                                             -------       -------       -------

A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting policies. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2006, the maximum amount of statutory dividends which may be paid by the Company in 2007, without prior approval, is $549.

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

NOTE 15. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $22, $21 and $20 in 2006, 2005 and 2004, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to the Company for this plan was approximately $9, $8 and $8 for the years ended December 31, 2006, 2005 and 2004, respectively.

NOTE 16. STOCK COMPENSATION PLANS

Hartford Life's employees are included in The Hartford 2005 Incentive Stock Plan and The Hartford Employee Stock Purchase Plan.

The Hartford has two primary stock-based compensation plans which are described below. Shares issued in satisfaction of stock-based compensation may be made available from authorized but unissued shares, shares held by The Hartford in treasury or from shares purchased in the open market. The Hartford typically issues new shares in satisfaction of stock-based compensation. Hartford Life was allocated compensation expense of $30 million, $24 million and $16 million for the years ended December 31, 2006, 2005 and 2004, respectively. Hartford Life's income tax benefit recognized for stock-based compensation plans was $11, $8 and $6 for the years ended December 31, 2006, 2005 and 2004, respectively. Hartford Life did not capitalize any cost of stock-based compensation.

STOCK PLAN

In 2005, the shareholders of The Hartford approved The Hartford 2005 Incentive Stock Plan (the "2005 Stock Plan"), which superseded and replaced The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors. The terms of the 2005 Stock Plan are substantially similar to the terms of these superseded plans.

The 2005 Stock Plan provides for awards to be granted in the form of non-qualified or incentive stock options qualifying under Section 422 of the Internal Revenue Code, stock appreciation rights, restricted stock units, restricted stock, performance shares, or any combination of the foregoing.

The fair values of awards granted under the 2005 Stock Plan are measured as of the grant date and expensed ratably over the awards' vesting periods, generally three years. For stock option awards granted or modified in 2006 and later, the Company began expensing awards to retirement-eligible employees hired before January 1, 2002 immediately or over a period shorter than the stated vesting period because the employees receive accelerated vesting upon retirement and therefore the vesting period is considered non-substantive. For the year ended December 31, 2005, the Company would have recognized an immaterial increase in net income if it had been accelerating expense for all awards to retirement-eligible employees entitled to accelerated vesting. All awards provide for accelerated vesting upon a change in control of The Hartford as defined in the 2005 Stock Plan.

STOCK OPTION AWARDS

Under the 2005 Stock Plan, all options granted have an exercise price equal to the market price of The Hartford's common stock on the date of grant, and an option's maximum term is ten years. Certain options become exercisable over a three year period commencing one year from the date of grant, while certain other options become exercisable at the later of the three years from the date of grant or upon the attainment of specified market appreciation of The Hartford's common shares. For any year, no individual employee may receive an award of options for more than 1,000,000 shares. As of December 31, 2006, The Hartford had not issued any incentive stock options under any plans.

For all options granted or modified on or after January 1, 2004, The Hartford uses a hybrid lattice/Monte-Carlo based option valuation model (the "valuation model") that incorporates the possibility of early exercise of options into the valuation. The valuation model also incorporates The Hartford's historical termination and exercise experience to determine the option value. For these reasons, the Hartford believes the valuation model provides a fair value that is more representative of actual experience than the value calculated under the Black-Scholes model.

SHARE AWARDS

Share awards are valued equal to the market price of The Hartford's common stock on the date of grant, less a discount for those awards that do not provide for dividends during the vesting period. Share awards granted under the 2005 Plan and outstanding include restricted stock units, restricted stock and performance shares. Generally, restricted stock units vest after three years and restricted stock vests in three to five years. Performance shares become payable within a range of 0% to 200% of the number of shares initially granted based upon the attainment of specific performance goals achieved over a specified period, generally three years. The maximum award of restricted stock units, restricted stock or performance shares for any individual employee in any year is 200,000 shares or units.

EMPLOYEE STOCK PURCHASE PLAN

In 1996, The Hartford established The Hartford Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of The Hartford may purchase common stock of The Hartford at a 15% discount from the lower of the closing market price at the beginning or end of the quarterly offering period. Employees purchase a variable number of shares of stock through payroll deductions elected as of the beginning of the quarter. The fair value is estimated based on the 15% discount off of the beginning stock price plus the value of three-month European call and put options on shares of stock at the beginning stock price calculated using the Black-Scholes model.

NOTE 17. TRANSACTIONS WITH AFFILIATES

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. As of December 31, 2006 and 2005, the Company had $1.5 billion and $1.3 billion, respectively, of reserves for claim annuities purchased by affiliated entities. For the year ended December 31, 2006, 2005, and 2004, the Company recorded earned premiums of $69, $89, and $76 for these intercompany claim annuities. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

Effective July 7, 2003, the Company and its subsidiary, Hartford Life and Annuity Insurance Company ("HLAI") entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, both the Company and HLAI automatically ceded 100% of the GMWB's incurred on variable annuity contracts issued between July 7, 2003 through September 2005 that were otherwise not reinsured. The Company and HLAI, in total, ceded approximately $120 of premiums to HLA during this period. During September 2005, the Company and HLAI recaptured this indemnity reinsurance arrangement from HLA. The Company and HLAI, combined, paid cash of $63, received hedging assets with a fair value of $182 and extinguished a reinsurance recoverable liability of $36, resulting in a capital contribution of $117.

During the third quarter of 2004, Hartford Life introduced fixed MVA annuity products to provide a diversified product portfolio to customers in Japan. The yen based MVA product is written by HLIKK, a wholly owned Japanese subsidiary of Hartford Life and subsequently reinsured to the Company. As of December 31, 2006, $1.7 billion of the account value had been assumed by the Company.

Effective August 31, 2005, HLAI entered into a reinsurance agreement with HLIKK (the "Reinsurance Agreement"). Through the Reinsurance Agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, on the effective date HLAI received fees collected since inception by HLIKK related to the in-force riders of $25.

Effective July 31, 2006, the Reinsurance Agreement was modified to include the guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The modified reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered reinsurance premium structure was implemented. On the date of the recapture, HLAI forgave the reinsurance derivative asset of $110 and paid HLIKK $38. The net result of the recapture was recorded as a dividend of $93, after-tax. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by HLAI.

While the form of the Reinsurance Agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the Reinsurance Agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in earnings. The methodology for calculating the value of the reinsurance derivative is consistent with the methodology used by the Company in valuing the guaranteed minimum withdrawal benefit rider sold with U.S. variable annuities. The calculation uses risk neutral Japanese capital market assumptions and includes estimates for dynamic policyholder behavior. The resulting reinsurance derivative value in Japanese Yen is converted to U.S. dollars at the spot rate. Should actual policyholder behavior or capital markets experience emerge differently from these estimates, the resulting impact on the value of the reinsurance derivative could be material to the results of operations.

The initial fair value of the derivative associated with new business will be recorded as an in substance capital contribution or distribution between these related parties. As of December 31, 2006 and 2005, the fair value of the reinsurance derivative was an asset of $119 and $72, respectively. During the year ended December 31, 2006, the Company recorded a net capital contribution of $74 (including the net result of the recapture) and a pre-tax realized loss of $53, representing the change in fair value of the reinsurance derivative. (Included in the 2006 pre-tax loss amounts was a net $60 of losses related to changes in policyholder behavior assumptions and modeling refinements made by the Company during the year ended December 31, 2006.) During the year ended December 31, 2005, the Company recorded a net capital contribution of $2 and a pre-tax realized gain of $113, representing the change in fair value of the reinsurance derivative.

The contracts underlying the GMIB reinsurance contract are "in the money" if the contract holder's guaranteed remaining balance ("GRB") is greater than the account value. For contracts that were "in the money" the Company's exposure, as of December 31, 2006 and 2005, was $0 and $1, respectively. However, the only way the contract holder can monetize the excess of the GRB over the account value of the contract is upon annuitization and the amount to be paid by the Company will be in the form of a lump sum, or alternatively, over the annuity period. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis, the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more than $0.

The Reinsurance Agreement for GMDB business is accounted for under SOP 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". As of December 31, 2006 the liability for the assumed reinsurance of the GMDB and the net amount at risk was immaterial.

The Company has issued a guarantee to retirees and vested terminated employees (Retirees) of The Hartford Retirement Plan for U.S. Employees (the Plan) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

NOTE 18. QUARTERLY RESULTS FOR 2006 AND 2005 (UNAUDITED)

                                                                      THREE MONTHS ENDED
                                 MARCH 31,                   JUNE 30,                  SEPTEMBER 30,               DECEMBER 31,
                            2006          2005          2006          2005          2006          2005          2006          2005
------------------------------------------------------------------------------------------------------------------------------------
Revenues                    $1,623        $1,440        $1,272        $1,400        $1,523        $1,521        $1,671        $1,543
Benefits, claims and
 expenses                    1,286         1,118         1,198         1,172         1,259         1,210         1,512         1,275
Net income                     259           241            93           180           231           247           148           248
                           -------       -------       -------       -------       -------       -------       -------       -------

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)    Not Applicable.
(c)    Principal Underwriting Agreement.(1)
(d)    Form of Flexible Premium Variable Life Insurance Policy.(6)
(e)    Form of Application for Flexible Premium Variable Life Insurance
       Policies.(1)
(f)    Certificate of Incorporation of Hartford(2) and Bylaws of Hartford.(3)
(g)    Form of Reinsurance Contract.(4)
(h)    Form of Participation Agreement.(5)
(i)    Not Applicable.
(j)    Not Applicable.
(k) Opinion and consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.
(l)    Actuarial Opinion.(5)
(m)    Calculations.(5)
(n)    Consent of Deloitte & Touche LLP.
(o)    No financial statement will be omitted.
(p)    Not Applicable.
(q)    Memorandum describing transfer and redemption procedures.(5)
(r)    Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-89990, on May 1, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-66343, filed on February 8, 2001.

(3) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, File No. 333-69485, filed with the Securities and Exchange Commission on April 9, 2001.

(4) Incorporated by reference to Initial Filing of the Registration Statement on Form S-6, File No. 333-88261, on October 1, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

(6) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-131135, filed with the Securities and Exchange Commission on May 3, 2006.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Daniel A. Andriola                  Vice President
Robert Arena                        Senior Vice President
Simpa Baiye                         Assistant Actuary
Lynn R. Banziruk                    Assistant Vice President
David G. Bedard                     Senior Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Chris Chaia                         Assistant Vice President
Kathleen C. Ciullo                  Vice President
Henry Collie                        Assistant Actuary
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Joseph G. Eck                       Vice President
Stephen J. Ellis                    Assistant Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Christopher M. Grinnell             Assistant Vice President
Susan M. Hess                       Assistant Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Edward Jaworski                     Assistant Vice President
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Senior Vice President, Director*
Thomas P. Kalmbach                  Vice President and Actuary
John F. Kennedy                     Assistant Vice President
Paula Knake                         Assistant Vice President
Diane Krajewski                     Assistant Vice President
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Alice Longworth                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Joseph F. Mahoney                   Vice President
Thomas M. Marra                     President, Chief Executive Officer and Chairman of the Board, Director*
Kenneth A. McCullum                 Senior Vice President and Actuary
Ernest M. McNeill, Jr.              Senior Vice President and Chief Accounting Officer*
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Jamie Ohl                           Vice President
John J. Pacheco, Jr.                Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Sharon Roberts                      Vice President
Stephen Roche                       Vice President
Michael J. Roscoe                   Vice President and Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Assistant Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
James E. Trimble                    Senior Vice President and Chief Actuary
Charles N. Vest                     Vice President and Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Executive Vice President, Director*
Richard J. Wirth                    Assistant Vice President
Neal S. Wolin                       Executive Vice President and General Counsel
Lizabeth H. Zlatkus                 Executive Vice President, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement, File No. 333-50280, filed on April 9, 2007.

ITEM 29.  INDEMNIFICATION

     Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

     Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

       1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

       2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

     In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

           A.  conducted himself in good faith;

           B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

           C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

     Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
David A. Carlson                Senior Vice President and Deputy Chief Financial Officer
Richard G. Costello             Vice President and Secretary
George R. Jay                   Chief Broker-Dealer Compliance Officer
Joseph F. Mahoney               Vice President
Thomas M. Marra                 President and Chief Executive Officer,
                                Director
John C. Walters                 Executive Vice President

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 9th day of April, 2007.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL II
(Registrant)

By:    Thomas M. Marra                      *By:   /s/ Jerry K. Scheinfeldt
       -----------------------------------         -----------------------------------
       Thomas M. Marra,                            Jerry K. Scheinfeldt
       President, Chief Executive Officer          Attorney-in-Fact
       and Chairman of the Board*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Thomas M. Marra
       -----------------------------------
       Thomas M. Marra,
       President, Chief Executive Officer
       and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David A. Carlson, Senior Vice President, Director*
Stephen T. Joyce, Senior Vice President, Director*
Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
Thomas M. Marra, President, Chief Executive Officer and Chairman
 of the Board, Director*
Ernest M. McNeill, Jr., Vice President & Chief Accounting
 Officer*
John C. Walters, Executive Vice President, Director*               *By:   /s/ Jerry K. Scheinfeldt
                                                                          -----------------------------------
Lizabeth H. Zlatkus, Executive Vice President,                            Jerry K. Scheinfeldt
 Director*                                                                Attorney-in-Fact
David M. Znamierowski, Executive Vice President & Chief            Date:  April 9, 2007
 Investment Officer, Director*

333-131135

                                 EXHIBIT INDEX

      1.1  Opinion and consent of Jerry K. Scheinfeldt, Assistant Vice President and Assistant General Counsel.
      1.2  Consent of Deloitte & Touche LLP
      1.3  Copy of Power of Attorney